Market Vectors Africa

ABSA GROUP LTD
Security	S0269J708	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2009
ISIN	ZAE000067237	Agenda	701873843 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Groups and the Company's audited financial statements for the YE 31 DEC 2008	Management	For	For
2.	Approve the sanction the proposed remuneration payable to Non- Executive Directors 01 MAY 2009 as specified	Management	For	For
3.	Re-appoint PricewaterhouseCoopers Inc and Ernst & Young Inc as the Auditors of the Company until the conclusion of the next AGM	Management	For	For
4.1	Re-elect Mr. D.C. Brink as a Director of the Company	Management	For	For
4.2	Re-elect Mr. B.P. Connellan as a Director of the Company	Management	For	For
4.3	Re-elect Mr. Y.Z. Cuba as a Director of the Company	Management	For	For
4.4	Re-elect Mr. G. Griffin as a Director of the Company	Management	For	For
4.5	Re-elect Mr. M.W. Hlahla as a Director of the Company	Management	For	For
4.6	Re-elect Mr. R. Le Blanc as a Director of the Company	Management	For	For
4.7	Re-elect Mr. N.P. Mageza as a Director of the Company	Management	For	For

4.8	Re-elect Mr. T.S. Munday as a Director of the Company	Management	For	For
5.1	Appoint Mr. B. De Vitry as a Director of the Company on 23 MAR 2009	Management	For	For
5.2	Appoint Mr. M.J. Husain as a Director of the Company on 28 NOV 2008	Management	For	For
5.3	Appoint Mr. A. Jenkins as a Director of the Company on 23 MAR 2009	Management	For	For
5.4	Appoint Mr. T. M. Mokgosi-Mwantembe as a Director of the Company on 28 NOV 2008	Management	For	For
5.5	Appoint Mr. S. G. Pretorius as a Director of the Company on 01 JAN 2009	Management	For	For
5.6	Appoint Mr. M. Ramos as a Director of the Company on 01 MAR 2009	Management	For	For
6.
Approve to place the authorized but unissued ordinary shares of the Company [other than those specifically identified and
authorized for issue in terms of any other authority by
shareholders]; authorize the Directors, , subject to any applicable legislation and the Listings Requirements of the JSE Limited [JSE]
from time to time and any other stock exchange upon which
ordinary shares in the capital of the Company may be quoted or listed from time to time, to allot and issue those ordinary shares on any such terms and conditions as they deem fit, subject to the proviso that the aggregate number of ordinary shares able to be allotted and issued in terms of this resolution shall be limited to
5% of the number of ordinary shares in issue at 31 DEC 2008, the maximum number of shares that can be allotted and issue d in terms of the above is 34,013,915 ordinary shares [being 5% of the
680,278,301 ordinary shares in issue as at 31 DEC 2008]
		Management	For	For
S.7
Approve that the Company may, subject to the Companies Act,
1973, the Company's Articles of Association and the Listings
Requirements of the JSE Limited [JSE] from time to time [Listings
Requirements] and any other stock exchange upon which the
securities in the capital of the Company may be quoted or listed from time to time, at any time on the last Option Exercise Date as defined in the Articles of Association of the Company, which will be 01 JUN 2009, unless 01 JUN 2009 falls within a "closed
period" in which event the date of 01 JUN 2009 will be extended until after the closed period in terms of the Articles of Association of the Company [Sale Date], repurchase 36,503,000 redeemable cumulative option-holding par value preference shares of ZAR
2.00 each with the rights, privileges, conditions, limitations and obligations as in the Articles of Association of the Company
[Redeemable Preference Shares] from Batho Bonke Capital
[Proprietary] Limited, registration number 2003/016319/07 [Batho
Bonke] at a purchase price per Redeemable Preference Share
calculated in accordance with the specified formula, this resolution shall remain in force until such time as it is amended or revoked by a special resolution as specified
		Management	For	For
S.8
Approve that, the Company may on the last Option Exercise Date, as defined in Article 178 of the Articles of Association of the
Company, which will be 01 JUN 2009, unless 01 JUN 2009 falls within a "closed period" in which event the date of 01 JUN 2009 will be extended until after the closed period in terms of the
Articles of Association of the Company [the Sale Date], provide financial assistance as contemplated in Section 38 of the
Companies Act, 1973, as envisaged; by the specific repurchase and cancellation on the Sale Date by the Company of 36,503,000
Redeemable Preference Shares in the capital of the Company
under Resolution S.1, and by way of the Company subscribing on the Sale Date, if required, for up to 36,649,300 Newco "C"
Preference Shares in the capital of Batho Bonke Capital
[Proprietary] Limited, registration number 2003/016319/07 [Ratho
Bonke], for a total aggregate purchase price and subscription price sufficient to allow Batho Bonke to pay up to ZAR
2,528,801,700.00 for purposes of it effectively exercising, at the maximum Option Strike Price of ZAR 69,00 per Option [as defined in Article 178 of the Articles of Association of the Company], on
the Sale Date, 36,649,300 Options [as defined in Article 178 of the
Articles of Association of the Company] and to subscribe for the corresponding Absa Subscription Shares [as defined in Article 178 of the Articles of Association of the Company] at an aggregate subscription price of up to ZAR 2,528,801,700.00 payable on the
Sale Date by Batho Bonke to the Company
		Management	For	For
S.9
Approve that the Company may, subject to the Companies Act,
1973, the Company's Articles of Association and the Listings
Requirements of the JSE from time to time [Listings
Requirements] and any other stock exchange upon which the
securities in the capital of the Company may be quoted or listed from time to time, at any time after 01 SEP 2009 repurchase that number of Absa Subscription Shares [as defined in the Articles of
Association of the Company] [Repurchased Absa Ordinary
Shares] from Batho Bonke Capital [Proprietary] Limited,
registration number 2003/016319/07 [Batho Bonke] as is equal to the redemption amount [Newco "C" Preference Share Redemption
Amount] payable by Bathe Bonke to the Company on the date of redemption [Newco "C" Preference Share Redemption Date] by
Bathe Bonke of Newco "C" Preference Shares in the capital of
Bathe Bonke from the Company, minus any other funds which
may be available to Bathe Bonke for the redemption, divided by
		Management	For	For

the Market Value of an Ordinary Share as at the Newco "C"
Preference Share Redemption Date [as such Market Value of an
Ordinary Share is determined on the same basis mutatis mutandis as provided for in Article 178 of the Articles of Association of the
Company], at an aggregate purchase price equal to the number of
Repurchased Absa Ordinary Shares multiplied by the Market
Value of an Ordinary Share as at the Newco "C" Preference Share
Redemption Date [as determined on the same basis mutatis
mutandis as provided for in Article 178 of the Articles of
Association of the Company], provided that this specific authority conferred by this resolution shall be valid only until it is amended or revoked by a special resolution

S.10
Approve that the Company, or any subsidiary of the Company
may, subject to the Companies Act, the Company's Articles of
Association and the Listings Requirements of the JSE from time to time [Listings Requirements and any other stock exchange upon which the securities in the capital of the Company may be quoted or listed from time to time, repurchase ordinary shares issued by the Company, [Authority expires earlier of the Company's next
AGM or for 15 months from the date of this resolution]
		Management	For	For

ACERGY SA, LUXEMBOURG
Security	L00306107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-May-2009
ISIN	LU0075646355	Agenda	701933182 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE BE ADVISED THAT SHARE BLOCKING DOES NOT APPLY FOR THIS MEETING. ONLY S-HARES HELD AS OF RECORD DATE ON 31 MARCH 2009 ARE ENTITLED TO VOTE. THANK YOU-.	Non-Voting
1.
Approve [i] the report of Deloitte S.A., Luxembourg, Independent
Auditors [.R.Viseurs dEentreprises] on the unconsolidated and consolidated financial statements of the Company, [ii] the report by the Board of Directors of the Company, in respect of the
consolidated and unconsolidated financial statements of the
Company for the FYE 30 NOV 2008
		Management	For	For
2.	Approve the unconsolidated balance sheet and statements of profit and loss of the Company for the FYE 30 NOV 2008.	Management	For	For
3.	Approve the consolidated balance sheet and statements of operations of the Company for the FYE 30 NOV 2008.	Management	For	For
4.	Grant discharge the Board of Directors of the Company in respect of the proper performance of their duties for the FYE 30 NOV 2008.	Management	For	For
5.
Authorize the Company, or any wholly-owned subsidiary, to
purchase Common Shares of the Company, from time to time in
the open market and in privately negotiated transactions up to a maximum of 10% of the issued Common Shares net of the
Common Shares previously repurchased and still held, at a price reflecting such open market price and on such other terms as shall be determined by the Board of Directors of the Company, provided (a) the maximum price to be paid for such Common
Shares shall not exceed the average closing price for such
Common Shares on the Oslo Stock Exchange (or the average
closing price for American Depositary Shares (ADSs) on the
Nasdaq Global Select Market, if applicable) for the 5 most recent trading days prior to such purchase and b) the minimum price to be paid for such Common Shares shall not be less than the par value (i.e. U.S. USD 2.00 per share) thereof and further provided such purchases are in conformity with Article 49-2 of the
Luxembourg Company Law, such authorization being granted for purchases completed on or before 31 AUG 2010.
		Management	For	For
6.
Elect 6 Directors of the Company to hold office until the next AGM of Shareholders and until their respective successors have been duly elected, the proposal is to re-elect Messrs. Jean Cahuzac,
Tom Ehret, Sir Peter Mason, J. Frithjof Skouveroe and Trond
Westlie as the Directors and to elect Dr. Thorleif Enger as a new
Director.
		Management	For	For
7.	Elect Independent Auditors [Reviseurs dentreprises] to audit the unconsolidated and consolidated financial statements, of the Company, for a term to expire at the next AGM of Shareholders.	Management	For	For
8.
Approve the determination of dividends of the Company for the
FYE 30 NOV 2008 the recommendation of the Board of Directors of the Company of payment of a final dividend of U.S. USD 0.22 per Common Share, payable on 12 JUN 2009 to Shareholders
[and 17 JUN 2009 for holders of ADRs] of record as of 28 MAY
2009, [note: the first trading date ex-dividend will be 26 MAY
2009].
		Management	For	For
9.
Approve in conformity with the provisions of the Luxembourg
Company Law and Article 5 of the Companys Articles of
Incorporation, to: (i) extend the validity of the Companys
authorized share capital of U.S. USD 460,000,000 represented by
230,000,000 Common Shares par value U.S. USD 2.00 per share
of which 194,953,972 Common Shares par value U.S. USD 2.00
per share have been issued, and (ii) the Report of the Board of
Directors of the Company recommending and authorize the Board to implement the suppression of Shareholders pre-emptive rights in respect of the issuance of shares for cash with respect of all authorized but un-issued Common Shares, in particular: (a) to issue Common Shares for cash whether in a private transaction or in a public offering at such price as determined by the Board of
Directors of the Company [including below market value if deemed by the Board of Directors to be in the best interest of the
Company] in order to enlarge or diversify the shareholder base through the entry of new investors, and (b) to issue, or offer to issue, Common Shares in connection with participation, financing, joint venture or other strategic proposals, strategies or projects and/or to secure financing if the Board of Directors of the
Company determines same to be in the best interest of the
Company (including below market value if deemed by the Board of Directors to be in the best interest of the Company), provided that no Common Shares shall be so issued pursuant to
subsections (a) or (b) hereof at a price of less than (75%) of the market value determined by the average closing price for such
Common Shares on the Oslo Stock Exchange (or the average
closing price for American Depositary Shares (ADSs) on the
Nasdaq Stock Market, Inc., if applicable) for the ten most recent trading days prior to such transaction and further provided that
Common Shares shall be issued otherwise on the terms and
conditions set forth in such Report, including where the issue price is less than the par value of a Common Shares (U.S. USD 2.00), the Board of Directors shall be authorized to proceed with any such transaction and to transfer from the paid-in surplus (free reserves) account of the Company to the par value account of the
Company any such deficiency between the par value and the
issue price of any such shares, each of the foregoing actions to be effective for a further five year period from the date of publication of the minutes of the AGM and, (iii) make all consequential
changes to the Articles of Incorporation.
		Management	For	For
10.
Authorize the Board of Directors of the Company to cancel shares which have been bought back or which may be bought back from time to time by the Company or any indirect subsidiary thereof as the Board of Directors sees fit and to make all consequential changes to the Articles of Incorporation to reflect the cancellation in the number of issued Common Shares.
		Management	For	For

ANGLO PLATINUM LTD
Security	S9122P108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	30-Mar-2009
ISIN	ZAE000013181	Agenda	701814192 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the annual financial statements for the YE 31 DEC 2008, together with the report of the Auditors	Management	For	For
2.1	Re-elect Mr. K D Dlamini as a Director of the Company	Management	For	For
2.2	Re-elect Mr. B A Khumalo as a Director of the Company	Management	For	For
2.3	Re-elect Mr. N F Nicolau as a Director of the Company	Management	For	For
2.4	Re-elect Mr. B Nqwababa as a Director of the Company	Management	For	For
2.5	Re-elect Mr. T A Wixley as a Director of the Company	Management	For	For
3.	Appoint Deloitte & Touche as the Auditors of the Company to hold office for the YE 31 DEC 2009 and appoint Graeme Berry as the Designated Auditor	Management	For	For
S.4
Authorize the Company and/or any of its subsidiaries, in terms of
Sections 85 and 89 of the Companies Act 1973 as amended [the
Companies Act] and in terms of the Listing Requirements of the
JSE Limited [the Listing Requirements], to acquire ordinary shares of 10 cents each [Ordinary] issued by the Company, and/or
conclude derivative transactions which may result in the purchase of ordinary shares in terms of the Listings Requirements, it being recorded that such Listings Requirements currently require, inter alia, that: may make a general repurchase of securities only if any such repurchases of ordinary shares shall be implemented on the main Board of the JSE Limited [JSE] or any other stock exchange on which the Company's shares are listed and on which the
Company or any of its subsidiaries may wish to implement any repurchases of ordinary shares with the approval of the JSE and any other such Stock Exchange, as necessary, not exceeding in aggregate of 10% above the weighted average market price of
such shares over the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM or 15 months]; any derivative transactions which may result in the repurchase of ordinary shares must be priced as follows: the strike price of any put option written by the Company may not be at a price greater than or may be greater than that stipulated in this resolution at the time of entering into the derivative agreement; the strike price of any put option may be grater than that stipulated in this resolution at the time of entering into the derivative agreement, but the
Company may not exceed that call option if it is more than 10%
out of the money; and the strike price of any forward agreement may be greater than that stipulated in this resolution; when the
Company and/or any of its subsidiaries have cumulatively
purchased 3% of the number of ordinary shares in issue on the date of passing of this special resolution [including the delta equivalent of any such ordinary shares underlying derivative transactions which may result in the repurchase by the Company of ordinary shares] and for each 3% in aggregate of the initial number of that class acquired thereafter an announcement must
		Management	For	For
be published as soon as possible and not later than on the
business day following the day on which the relevant threshold is reached or exceeded, and the announcement must comply with
the Listing Requirements; any general purchase by the Company and/or any of its subsidiaries of the Company's ordinary shares in issue shall not in aggregate in any one FY exceed 20% of the
Company's issued Ordinary share capital

S.5
Authorize, subject to the passing of Resolutions 6.3 and 6.4 and in accordance with Section 38[2A] of the Companies Act, as
amended, the Company to provide financial assistance for the purchase of or subscription for shares in respect of the Anglo
Platinum Bonus Share Plan [BSP] upon the terms as specified
		Management	For	For
6O6.1
Approve, subject to the provisions of the Companies Act, 1973, as amended, and the Listings Requirements of the JSE Limited, to
place the authorized but unissued ordinary shares of 10 cents each in the share capital of the Company [excluding for this purpose those ordinary shares over which the Directors have
been given specific authority to meet the requirements of the
Anglo Platinum Share Option Scheme] under the control of the
Directors who are authorized, to allot and issue shares in their discretion to such persons on such terms and conditions and at such times as the Directors may determine; [Authority expires at the conclusion of the next AGM of the Company]
		Management	For	For
6O6.2
Approve the annual fees payable to the Non-Executive Directors of the Company be increased to ZAR 145,000 per annum; the
annual fee payable to the Deputy Chairman of the Board from the rate of ZAR 230,000 per annum to ZAR 250,000 per annum; the
annual for payable to the Chairman of the Board be increased from the rate of ZAR 800,000 per annum to the rate of ZAR
1,000,000 per annum; the annual fees payable to Non-Executive
Directors for serving on the Committees of the Board be as
specified: Audit Committee: Member's fee to increase from ZAR
75,000 per annum to ZAR 80,000 per annum and Chairman's fee
to increase from ZAR 110,000 per annum to ZAR 115,000 per
annum; Corporate Governance Committee: Member's fee to
increase from ZAR 55,000 per annum to ZAR 60,000 per annum
and Chairman's fee to increase from ZAR 90,000 per annum to
ZAR 95,000 per annum; Nomination Committee: Member's fee to
increase from ZAR 55,000 per annum to ZAR 60,000 per annum
and Chairman's fee to increase from ZAR 90,000 per annum to
ZAR 95,000 per annum; Remuneration Committee: Member's fee
to increase from ZAR 60,000 per annum to ZAR 65,000 per
annum and Chairman's fee to increase from ZAR 100,000 per
annum to ZAR 105,000 per annum; and Safety and Sustainable
Development Committee: Member's fee to increase from ZAR
55,000 per annum to ZAR 60,000 per annum and Chairman's fee
to increase from ZAR 90,000 per annum to ZAR 95,000 per
annum; Transformation Committee: Member's fee to increase
from ZAR 55,000 per annum to ZAR 60,000 per annum;
Chairman's fee to increase from ZAR 90,000 per annum to ZAR
95,000 per annum
		Management	For	For
6O6.3
Approve and adopt the Bonus Share Plan ["Share Incentive
Scheme"] tabled at the meeting, as formally approved by the JSE as specified and authorize the Directors of the Company to take all the requisite steps necessary to implement the Share Incentive
Scheme, the Bonus Share Plan Scheme rules will be available for inspection to shareholders at the registered office address of the
Company, for a period of 14 days prior to the AGM to be held on
30 MAR 2009
		Management	For	For
6O6.4
Approve, subject to the passing of Resolution 6.3 and subject also to the provisions of the Companies Act, 1973, as amended, and the Listings Requirements of the JSE Limited, the authorized but unissued ordinary shares of 10 cents each in the share capital of the Company comprising the ordinary shares required to the
purchased in the market and allocated to participants in settlement of the Bonus Share Plan be placed at the disposal of and directly under the control of the Directors who are authorized to allot and issue such shares in their discretion to such persons, on such terms and accordance and at such times as the Directors may
determine in accordance with the rules of the Bonus Share Plan
		Management	For	For
6O6.5
Authorize any 1 Director or Alternate Director of the Company to
sign all such documents and to do all such things as may be
necessary for or incidental to the implementation of the above mentioned special and ordinary resolutions to be proposed at the
AGM
		Management	For	For

ANGLOGOLD ASHANTI LTD
Security	S04255196	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-May-2009
ISIN	ZAE000043485	Agenda	701913231 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 550276 DUE TO RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDE-D AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.O.1	Adoption of the financial statements.	Management	For	For
2.O.2	Re-appoint Ernst & Young Inc. as the Auditors of the Company.	Management	For	For
3.O.3	Re-elect Mr. RP Edey as a Director.	Management	For	For
4.O.4	General authority to directors to allot and issue ordinary shares.	Management	For	For
5.O.5	Authority to Directors to issue ordinary shares for cash.	Management	For	For
6.O.6	Increase in non-executive directors' fees.	Management	For	For
7.O.7	General authority to directors to issue convertable bonds.	Management	For	For
8.S.1	Increase in share capital.	Management	For	For
9.S.2	Amendments to the company's Articles of Association.	Management	For	For

ARCELORMITTAL SOUTH AFRICA LIMITED
Security	S05944103	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2009
ISIN	ZAE000103453	Agenda	701875594 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the financial statements for the Company and the Group for the YE 31 DEC 2008, including the Directors' report and the report of the Auditors thereon	Management	For	For
2.A	Re-elect Dr. K. D. K. Mokhele as a Director in terms of Articles 15.2 and 16.1 of the Company's Articles of Association, who retire by rotation	Management	For	For
2.B	Re-elect Mr. C. P. D. Cornier as a Director in terms of Articles 15.2 and 16.1 of the Company's Articles of Association, who retire by rotation	Management	For	For
2.C	Re-elect Mr. S. Maheshwari as a Director in terms of Articles 15.2 and 16.1 of the Company's Articles of Association, who retire by rotation	Management	For	For
2.D	Re-elect Mr. A. M. H. O. Poupart-Lafarge as a Director in terms of Articles 15.2 and 16.1 of the Company's Articles of Association, who retire by rotation	Management	For	For
2.E	Re-elect Mr. H. J. Verster as a Director in terms of Articles 15.2 and 16.1 of the Company's Articles of Association, who retire by rotation	Management	For	For
3.	Approve the Non-Executive Directors' fees for the YE 31 DEC 2008	Management	For	For
4.	Approve the specified annual fees as the maximum Non- Executive Directors' fees payable for the period 01 MAY 2009 until the next AGM as specified	Management	For	For
5.	Appoint Messrs. Deloitte & Touche as the Company's External Auditors and Mr. Ryan Michael Duffy as the Audit partner	Management	For	For
6.
Approve that 5% of the authorized but unissued share capital of the Company be placed under the control of the Directors of the
Company, and authorize the Directors of the Company to allot and issue all or part thereof, for the purpose of implementing a group bonus scheme and a share incentive scheme, on such terms and conditions as they may deem fit, subject to the provisions of
Sections 221 and 222 of the Companies Act 61 of 1973, as
amended, the Articles of Association of the Company and the JSE
Limited Listings Requirements; [Authority expires until the next
AGM]
		Management	For	For
S.7
Authorize the Company and/or its subsidiaries in terms of the authority granted in the Articles of Association of the Company and/or any subsidiary of the Company, to acquire the Company's own ordinary shares [shares], upon such terms and conditions and in such amounts as the Directors of the Company [and, in the case of an acquisition by a subsidiary[ies], the Directors of the subsidiary[ies]], may from time to time decide but subject to the provisions of the Companies Act 61 of 1 973, as amended [the
Act] and the JSE Limited [JSE] Listings Requirements and any
other stock exchange upon which the shares of the Company may be quoted or listed, subject to the specified conditions: that any repurchases of shares in terms of this authority be effected through the order book operated by the JSE trading system and done without any prior understanding or arrangement between the
Company and the counter-party, such repurchases being effected
		Management	For	For

by only 1 appointed agent of the Company at any point in time, and effected only if after the repurchase the Company still
complies with the minimum spread requirements stipulated in the
JSE Listings Requirements; that the acquisitions in any 1 FY shall be limited to 10% of the issued share capital of the Company at the date of this AGM, provided that any subsidiary[ies] may
acquire shares to a maximum of 10% of the issued share capital of the Company at the date of this AGM, provided that any
subsidiary[ies] may acquire shares to a maximum of 10% of the aggregate of the shares in the Company; that any acquisition of shares in terms of this authority, may not be made at a price greater than 10% above the weighted average market value of the shares over the 5% business days immediately preceding the date on which the acquisition is effected; the repurchase of shares may not be effected during a prohibited period, as defined in the JSE
Listings Requirements unless a repurchase programme is in
place, where dates and quantities of shares to be traded during the prohibited period are fixed and full details of the programmee have been disclosed in any announcement over SENS prior to the commencement of the prohibited period; and that an
announcement containing full details of such acquisitions of shares will be published as soon as the Company and/ or its
subsidiary[ies] has/have acquired shares constitution, on a
cumulative basis, 3% of the number of shares in issue at the date of the general meeting at which this at which this special
resolution and for each 3% in aggregate of the initial number acquired thereafter; [Authority expires until the next AGM of the
Company, or for 15 months from the date of passing of this
resolution]

ARCELORMITTAL SOUTH AFRICA LIMITED
Security	S05944103	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	01-Jun-2009
ISIN	ZAE000103453	Agenda	701952702 - Management
Item	Proposal	Type	Vote	For/Against Management
s.1	Grant authority over the purchase by the Acquiror of Arcelor mittal shares	Management	For	For
O.1	Authorize the Directors to implement all such actions and resolution	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY
RESOLUTION CHANGED TO SPEC-IAL RESOLUTION. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN T-HIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YO-U.
Non-Voting

ARCELORMITTAL SOUTH AFRICA LIMITED
Security	S05944103	Meeting Type	Scheme Meeting
Ticker Symbol		Meeting Date	01-Jun-2009
ISIN	ZAE000103453	Agenda	701946975 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve with or without modification the scheme of arrangement between the applicant and its shareholders	Management	For	For

COMMERCIAL INTL BK EGYPT S A E
Security	M25561107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	05-Mar-2009
ISIN	EGS60121C018	Agenda	701814180 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Receive the Board of Directors report on the Company activity for the fiscal period ended 31 DEC 2008	Management	For	For
2.	Receive the Auditor report on the balance sheet and income statement and other financial statements for the FYE 31 DEC 2008	Management	For	For
3.	Approve the balance sheet and income statement and other financial statements for the FYE 31 DEC 2008	Management	For	For
4.	Approve the Profit Distribution Scheme for the fiscal period ending 31 DEC 2008	Management	For	For
5.	Approve to release the Board of Directors responsibilities and to determine their bonuses for the FYE 31 DEC 2008	Management	For	For
6.	Approve to hire the Auditors for the FY ending on 31 DEC 2009 and to determine their fees	Management	For	For
7.	Authorize the Board of Directors to make donations in the year 2009	Management	For	For
8.	Approve to announce the annual bonus decided by the Board of Directors for the Sub Committees	Management	For	For
9.	Approve to announce the changes in the Board of Directors formation occurred since the last held general meeting	Management	For	For

EFG-HERMES HLDG S A E
Security	M3047P109	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	07-Apr-2009
ISIN	EGS69101C011	Agenda	701858699 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Receive the Board of Director's report on the Company's activity for the FYE 31DEC 2008	Management	For	For
2.	Receive the financial Auditor report for the FYE 31 DEC 2008	Management	For	For
3.	Approve the Company's financial statements for the FYE 31 DEC 2008	Management	For	For
4.	Approve the profit distribution suggestion for the FYE 31 DEC 2008	Management	For	For
5.	Approve to release the Board of Directors responsibilities for the FYE 31 DEC 2008	Management	For	For
6.	Approve to determine the Board of Directors transportation and attendance allowances for the FY 2009	Management	For	For
7.	Reappoint the Auditors for the new FY 2009 and authorize of Board of Directors to decide their fees	Management	For	For
8.	Authorize the Board of Directors to give donations above EGP 1000.00 for the year 2009	Management	For	For

EFG-HERMES HLDG S A E
Security	M3047P109	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	07-Apr-2009
ISIN	EGS69101C011	Agenda	701857065 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve the issued capital reduction suggestion from EGP 1,939,320,000 to EGP 1,913,570,000 through execution the quantity of 5,150,000 treasury shares	Management	For	For

EGYPTIAN KUWAITI HOLDING
Security	M3400B101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Feb-2009
ISIN	EGS69082C013	Agenda	701813912 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Authorize the Board of Directors report for the FYE 31 DEC 2008	Management	For	For
2.	Approve to review the Auditors report about the Company's financial statements for the FYE 31 DEC 2008	Management	For	For
3.	Approve the balance sheet and the ending balances for the FYE 31 DEC 2008	Management	For	For
4.	Approve the Board of Directors suggestion concerning the profit distribution for the FYE 31 DEC 2008	Management	For	For
5.	Approve to release the Board of Directors responsibilities for the FYE 31 DEC 2008	Management	For	For
6.	Approve to determine the Board of Directors bonus as well as the attendance and transportation allowances for the year 2009	Management	For	For
7.	Approve the recruiting of the Auditor and determine his fees for the FYE 31 DEC 2009	Management	For	For
8.	Authorize the Board or whom they delegate to make donations during the year 2009	Management	For	For
9.	Approve the nomination of the Board of Directors for a new period which will last for 3 months	Management	For	For
10.	Authorize the Board of Directors to execute compensative contracts	Management	For	For

EQUINOX MINERALS LTD
Security	29445L204	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2009
ISIN	CA29445L2049	Agenda	701887513 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTION 3 AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS 1.1 TO 1.7 AND 2. THA-NK YOU.	Non-Voting
	To receive the audited comparative consolidated financial statements of the Co-rporation as at and for the FYE 31 DEC 2008 and the Auditors report thereon	Non-Voting
1.1	Elect Mr. Peter Tomsett as a Director of the Corporation	Management	For	For
1.2	Elect Mr. David McAusland as a Director of the Corporation	Management	For	For
1.3	Elect Mr. Brian Penny as a Director of the Corporation	Management	For	For
1.4	Elect Mr. David Mosher as a Director of the Corporation	Management	For	For
1.5	Elect Mr. Jim Pantelidis as a Director of the Corporation	Management	For	For
1.6	Elect Mr. Craig Williams as a Director of the Corporation	Management	For	For
1.7	Elect Mr. Harry Michael as a Director of the Corporation	Management	For	For
2.
Re-appoint PricewaterhouseCoopers LLP as the Auditors of the
Corporation to hold office until the next AGM of shareholders or until a successor is appointed and authorize the Board of
Directors to fix the Auditors' remuneration
		Management	For	For
3.	Approve the continuation, amendment and restatement of the Corporation's Shareholders Right Plan [as specified]	Management	For	For
	Transact such other business	Non-Voting

FIRST QUANTUM MINERALS LTD
Security	335934105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2009
ISIN	CA3359341052	Agenda	701916718 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTIONS 1 AND 4 AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS 2.1 TO 2.8 AND-3. THANK YOU.	Non-Voting
	To receive the audited consolidated financial statements of the Company for th-e FYE 31 DEC 2008 together with the Company's Auditors report thereon	Non-Voting
1.	Approve to determine the number of Directors at 8	Management	For	For
2.1	Elect Mr. Philip K. R. Pascall as a Director	Management	For	For
2.2	Elect Mr. G. Clive Newall as a Director	Management	For	For
2.3	Elect Mr. Martin Rowley as a Director	Management	For	For
2.4	Elect Mr. Michael Martineau as a Director	Management	For	For
2.5	Elect Mr. Rupert Pennant-Rea as a Director	Management	For	For
2.6	Elect Mr. Andrew Adams as a Director	Management	For	For
2.7	Elect Mr. Peter St. George as a Director	Management	For	For
2.8	Elect Mr. Paul Brunner as a Director	Management	For	For
3.	Appoint PricewaterhouseCoopers LLP, Chartered Accountants, as Auditors for the Company to hold office until the next AGM and to authorize the Directors of the Company to fix their remuneration	Management	For	For
4.	Approve the Long Term Incentive [Treasury] Plan, as specified	Management	For	For
	Transact any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GUARANTY TR BK PLC
Security	V41619103	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2009
ISIN	NGGUARANTY06	Agenda	701954732 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'FOR' OR 'AGAINST' FOR ALL T-HE RESOLUTIONS. THANK YOU.	Non-Voting
1.	Receive the audited financial statements for the YE 31 DEC 2008 and the reports of the Directors, the Auditors and the Audit Committee thereon	Management	For	For
2.	Declare a dividend	Management	For	For
3.	Re-elect the Directors	Management	For	For
4.	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
5.	Elect the Members of the Audit Committee	Management	For	For
6.	Approve the Directors' fees for the YE 31 DEC 2009, and for the succeeding years until reviewed by the Company in AGM be fixed at NGN 45,500,000 for each FY	Management	Abstain	Against
7.
Approve the recommendation of the Directors pursuant to Article
125 of the Company's Articles of Association, the sum of NGN
1,865,374,861.00 being the amount standing to the credit of the
Company's Bonus Shares Reserve Account, be capitalized into
3,730,749,723 ordinary shares of 50 kobo each and appropriated to the Members whose names appear in the Register of Members on 05 MAY 2009, in the proportion of 1 new share for every 4 shares registered in such Members names on that date, subject to the approval of the appropriate regulatory authorities, the shares so distributed being treated for all purposes as capital and not as income, ranking pari passu with the existing shares of the
Company, provided that the shares issued pursuant to this
resolution shall not rank for the dividend declared on 20 MAY
2009
		Management	Abstain	Against
S.8.A	Amend the Article by deleting Article 84[b] of the Articles of Association of the Company, which states as specified	Management	Abstain	Against
S.8.B	Amend Article by deleting the phrase in brackets appearing on lines 2 to 4 of Article 95 of the Articles of Association of the Company as specified	Management	Abstain	Against
S.8.C	Amend Article by deleting Article 103 of the Articles and substituting for the said Article of the Articles of Association of the Company as specified	Management	Abstain	Against

KATANGA MINING LTD
Security	G5221G109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2009
ISIN	BMG5221G1096	Agenda	701896839 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR ''ABSTAIN" FO-R ALL RESOLUTIONS. THANK YOU.	Non-Voting
A	Appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For
B.1	Elect Mr. Hugh Stoyell as a Director	Management	For	For
B.2	Elect Mr. George A. Forrest as a Director	Management	For	For
B.3	Elect Mr. Malta D. Forrest as a Director	Management	For	For
B.4	Elect Mr. Robert Wardell as a Director	Management	For	For
B.5	Elect Mr. Terry Robinson as a Director	Management	For	For
B.6	Elect Mr. Rafael Berber as a Director	Management	For	For
B.7	Elect Mr. Stephen Oke as a Director	Management	For	For
B.8	Elect Mr. Aristotelis Mistakidis as a Director	Management	For	For
c.	Other business	Non-Voting
	Receive and consider the financial statements of the Company for the year ende-d 31 DEC 2008 and the report of the Auditors thereon	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NON-NUMBERED AND NON-VOT-ABLE RESOLUTION. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.
Non-Voting

MAROC TELECOM, MAROC
Security	F6077E108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2009
ISIN	MA0000011488	Agenda	701858233 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.	Non-Voting
O.1
Receive the reports of the Executive Committee, the remarks
Supervisory Board and Auditors, approve the Company's financial statements for the year 2008, as presented; accordingly, grant permanent discharge to the members of the Supervisory Board
and the Executive Committee for the performance of their duties during the said FY
		Management	For	For
O.2	Approve the consolidated financial statements for the said FY, in the form presented to the meeting	Management	For	For
O.3	Receive the special report of the Auditors on agreements Governed by Article 95 of Law number 20-05, approve said report and the agreements referred to therein	Management	For	For
O.4
Approve the allocation the income for the FY be appropriated as follows: income for the FY: MAD 9,527,628,199.54 distributable result: MAD 9,527,628,199.54 dividends: MAD 9,520,602,532.20 optional reserve: MAD 7,025,667.34 the shareholders will receive a net dividend of MAD 10.83 per share; this dividend will be paid on 03 JUN 2009; as required by law, it is reminded that, for the last 3 financial years, the dividends paid, were as follows: MAD
6.96 for FY 2005 MAD 7.88 for FY 2006 MAD 9.20 for FY 2007
		Management	For	For
O.5	Approve to award total annual fees of MAD 2,400,000.00 to the members of the Supervisory Board	Management	For	For
E.6	Amend all the Articles of the By-Laws and adopt these new Articles; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities	Management	For	For
E.7
Authorize the Executive Committee, in one or more transactions, to beneficiaries to be chosen by it, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 1% of the share capital; [Authority granted for a 3-year period]; authorize the
Executive Committee to take all necessary measures and
accomplish all necessary formalities
		Management	For	For
E.8	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by Law	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TYPE OF RESOLUTION. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

MTN GROUP LTD
Security	S8039R108	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	05-May-2009
ISIN	ZAE000042164	Agenda	701891029 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements of the JSE Limited
[Listings Requirements], the entry into and, subject to the passing and registration [if applicable] of Resolution S.1, S.2, O.2 and O.3, which are proposed hereafter, implementation by the Company of the following agreements tabled at the General Meeting and the transactions described therein are approved: the B Preference
Shares Acquisition Agreement concluded between the Company
and the Government Employees Pension Fund [GEPI on 26 MAR
2009 [B Preference Acquisition Agreement] pursuant to which, inter alia, the Company will acquire the 214,300 cumulative
redeemable "B" preference shares [B Redeemable Preference]
and the 1 redeemable "B" participating preference share [B
Participating Preference] [collectively hereinafter referred to as the
"B Preference] held by GFPF in the issued share capital of
Newshelf 664 [Proprietary] Limited through the issue of
111,469,352 ordinary shares of 0,01 cents in the issued share capital of MTN [MTN Shares] and the payment in cash of ZAR
387,099,065 [plus interest] to Public Investment Corporation
Limited PIC] in its capacity as duly authorized agent of the GEPP;
the B Preference Shares Redemption Agreement concluded
between the Company and Newshelf on 26 MAR 2009 [B
Preference Redemption Agreement] pursuant to which, inter a
Newshelf will redeem the B Preference; the Newshelf Acquisition
Agreement concluded between the Company, GEPF and
Newshelf on 26 MAR 2009 [Newshelf Acquisition Agreement]
pursuant to which, inter alia, the Company will acquire an option to purchase for ZAR 1,00 the entire issued ordinary share capital of
Newshelf  from the trustees of the Alpine Trust [AT] [Option], the
Company will exercise the Option and the Company will settle the outstanding obligations of Newehelf to GEPF under the Bridging
Facility Agreement concluded between GEPF, Newshelf and at on
31 AUG 2007 [as amended] in part for cash and in part through the issue of 102,397,546 MTN Shares to PIC in its capacity as duly authorized agent of GEPF; the MTN Share Repurchase
Agreement concluded between the Company and Newshelf on26
MAR 2009 [Repurchase Agreement] pursuant to which, inter ails, the Company will repurchase 243,500,011 MTN Shares from
Newshelf in part from share capital and premium and in past from profits available for distribution; and the Implementation
Agreement concluded between the Company, Newshelf, GEPF
and at on 26 MAR 2009 [Implementation Agreement] pursuant to which inter alia the implementation of the B Preference Acquisition
Agreement, B Preference Redemption Agreement, Newshelf
Acquisition Agreement and Repurchase Agreement are regulated and the Option is exercised by MTN, [the B Preference Acquisition
Agreement, the B Preference Redemption Agreement, the
Newshelf Equity Acquisition Agreement, the Repurchase
Agreement and the Implementation Agreement being the
Transaction Agreements]
		Management	For	For
S.1
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements and the passing and registration [if applicable] of Resolution O.1, S.2, O.2 and O.3,and authorize the Board of Directors of the Company, as a specific authority, to purchase, in part from share capital and premium [in an aggregate amount of ZAR 381,966,783] and in part from profits available for distribution, the 243,500,011 MTN Shares held by
Newshelf pursuant to, and on the terms and conditions of, the
Repurchase Agreement [read with the Implementation Agreement]
and in accordance with section 95 of the Companies Act, [Act 61 of 1973], 1973, as amended [Companies Act] and the relevant
provisions of the Listings Requirements
	Management	For	For
S.2
Approve that, in terms of Section 38[2A][b] of the Companies Act, and subject to this resolution being passed in accordance with the
Listings Requirements and to the passing and registration [if applicable] of Resolution O.1, S.1, O.2 and O.3, the Company hereby sanctions, to the extent required, any financial assistance given or construed to be given by the Company to Newshelf in respect of the transactions set out in the Transaction Agreements
	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

O.3
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements and to the passing and registration [if applicable] of Resolution O.1, S.1, S.2 and O.2, and authorize any 1 Director of the Company, on behalf of the
Company, to do or cause all such things to be done, to sign all such documentation as may be necessary to give effect to and implement all of the resolutions contained in this notice of general meeting, as well as all the transactions described in Resolution
O.1
	Management	For	For

MTN GROUP LTD
Security	S8039R108	Meeting Type
Ticker Symbol	Meeting Date
ISIN	ZAE000042164	Agenda
Item	Proposal
1.	Receive the financial statements and statutory reports for YE 31 DEC 2008
2.	Re-elect Mr. RS Dabengwa as a Director
3.	Re-elect Mr. AT Mikati as a Director
4.	Re-elect Mr. MJN Njeke as a Director
5.	Re-elect Mr. J Van Rooyen as a Director
6.	Approve the remuneration of Non Executive Directors
7.	Approve to place authorized but unissued shares under control of the Directors up to 10% of Issued Capital
S.8	Grant authority to the repurchase of up to 10% of Issued Share Capital

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE NUMBERING OF RESOLUTI-ONS. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY F-ORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.

ORASCOM CONSTR INDS S A E
Security	M7525D108	Meeting Type
Ticker Symbol	Meeting Date
ISIN	EGS65901C018	Agenda
Item	Proposal

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE

1.	Approve to discuss the Board of Directors report regarding the Company's activity and results for the FYE 31 DEC 2008
2.	Approve to discuss the Auditors report on the Company's financial statements for the FYE 31 DEC 2008
3.	Approve the financial statement for the YE 31 DEC 2008
4.	Authorize the Board of Directors decision regarding profit distribution cash on one installment or more for the FYE 31 DEC 2008
5.
Approve to modify the capacity of Board of Directors Chief, the
Board Member and delegate Board of Directors to determine the authority of each one of the Board of Directors sign on behalf of the Company

6.	Authorize the Board of Directors decisions which was held in the FYE 31 DEC 2008
7.	Approve to release the Board of Directors responsibilities for the FYE 31 DEC 2008
8.	Approve to determine the Board of Directors transportation and attendance allowances for the FYE 31 DEC 2008
9.	Approve to renew the financial auditor hiring for the FYE 31 DEC 2008 and to determine its fees
10.	Approve the donations done during the FY 2008 and the Board of Directors to donate during the FYE 31 DEC 2008

ORASCOM CONSTR INDS S A E
Security	M7525D108	Meeting Type
Ticker Symbol	Meeting Date
ISIN	EGS65901C018	Agenda
Item	Proposal

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE

1.	Approve to split the Company GDR to make each GDR equal to 1 local share instead of 2
2.	Approve to decrease the issued capital by retiring the gross treasury stocks which were purchased will EGM date
3.	Approve to modify Article No.6 and 7 from the Company basic Decree

RED BACK MNG INC
Security	756297107	Meeting Type
Ticker Symbol	Meeting Date
ISIN	CA7562971076	Agenda
Item	Proposal
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY-FOR RESOLUTIONS "03 AND 04" AND "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION N-UMBERS "1.1 TO 1.7 AND 02". THANK YOU.
To receive the consolidated audited financial statements of the Corporation fo-r the YE 31 DEC 2008, together with the report of the Auditors thereon
1.1	Elect Mr. Richard P. Clark as a Director to hold office until the next annual meeting of the Corporation
1.2	Elect Mr. Lukas H. Lundin as a Director to hold office until the next annual meeting of the Corporation
1.3	Elect Mr. Robert F. Chase as a Director to hold office until the next annual meeting of the Corporation
1.4	Elect Mr. Brian D. Edgar as a Director to hold office until the next annual meeting of the Corporation
1.5	Elect Mr. Michael W. Hunt as a Director to hold office until the next annual meeting of the Corporation
1.6	Elect Mr. Harry N. Michael as a Director to hold office until the next annual meeting of the Corporation
1.7	Elect Mr. George L. Brack as a Director to hold office until the next annual meeting of the Corporation
2.	Appoint PricewaterhouseCoopoers LLP, Chartered Accountants as the Auditors of the Corporation for the ensuing year and authorize the Directors to fix their remuneration
3.	Amend the Corporation's Stock Option Plan as specified
4.	Approve the certain Stock Option Grants to insider of the Corporation as specified
To consider amendments to or variations of any matter identified in this notic-e of meeting
Transact any other business

SANLAM LTD
Security	S7302C137	Meeting Type
Ticker Symbol	Meeting Date
ISIN	ZAE000070660	Agenda
Item	Proposal
1.0.1	Adopt the annual financial statements of the group and the Company for the YE 31 DEC 2008
2.O.2
Appoint a Firm of External Auditors for the Company, the Audit
Committee of the Board recommends the re-appointment of Ernst
Young Inc, and in particular Mr. M. P. Rapson, being the individual registered Auditor who has undertaken the Company's Audit

3.O.3	Approve to take note of the remuneration of the External Auditors as determined by the Audit Committee of the Board
4.O.1	Re-elect Mr. Z. B. Swanepoel as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles of Association of the Company
4.O.2	Re-elect Mr. A. D. Botha as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles of Association of the Company
4.O.3	Re-elect Mr. R. K. Morathi as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles of Association of the Company
4.O.4	Re-elect Mr. S. A. Nkosi as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles of Association of the Company
4.O.5	Re-elect Mr. P. L. Zim as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles of Association of the Company
5.O.5	Approve the total amount of the Directors remuneration for the FYE 31 DEC 2008
6.O.6
Approve with or without modification, a 5% increase in the all inclusive remuneration package of the Chairman as well as a 10%
increase in the fees paid to the Members of Board Committees for the period 01 JUL 2009 up to 30 JUN 2010

7.O.7
Approve, in accordance with the requirements of the JSE Limited
Listings Requirements that the amendments required to be made to the Trust Deed of the San lam Limited Share Incentive Trust
established and approved by the shareholders of the Company in
1998 as amended [the Initial Incentive Plan] and each of the
Deferred Share Plan, the Performance Deferred Share Plan and
the Restricted Share Plan established and approved by
shareholders of the Company in 2008

8.O.8
Approve, subject to the adoption of O.7 as specified in this notice convening the AGM in terms of Section 221(2) of the Companies
Act, No.61 of 1973, as amended, that the allotment and issue [as a fresh issue or the use of treasury shares] as a specific authority, pursuant to the provisions of any 1 or all of the Trust Deed of the
Sanlam Limited Share Incentive Trust established and approved by the shareholders of the Company in 1998 as amended [the
Initial Incentive Plan] and each of the Deferred Share Plan, the
Performance Deferred Share Plan and the Restricted Share Plan
established and approved by shareholders of the Company in
2008

9.S.1
Approve to cancel, in terms of Section 75(1)(h) of the Companies
Act, and the Articles of Association of the Company, the
52,000,000 Sanlam A convertible redeemable non participating
Preference Shares of ZAR 0.01 each in the Company's authorized share capital

10.S2
Adopt the Resolution S.1, in terms of Section 56[4] of the
Companies Act, paragraph 8 of the Memorandum of Association
of the Company substituted with the specified 8 Capital, 8.1 par value, the authorized share capital of the Company is ZAR
41,650,000 divided into 8.1.1 4,000,000,000 ordinary par value shares of ZAR 0.01 cent each, 8.1.2 ZAR nil preference par value shares, 8.1.2 ZAR nil preference par value shares, 8.1.3 ZAR nil redeemable preference par value shares, 8.1.4 56,500,000 A
convertible participating deferred shares of ZAR 0.01 cent each,
8.1.5 56,500,000 B convertible participating deferred shares of
ZAR 0.01 cent each 8.2 no par value 8.2.1 the number of no par value ordinary shares is nil, 8.2.2 the number of no par value preference shares is nil, 8.2.3 the number of no par value
redeemable preference shares is nil

11S3	Amend, subject to the adoption of S.1, in terms of Section 62 of the Companies Act, the Articles of Association of the Company by the deletion of Article 40	Management	For	For
12.S4
Approve, in terms of Article 37 of the Articles of Association of the
Company, the Company as a general approval contemplated in
Section 85 and 89 of the Companies Act, whether by way of a
single transaction or a series of transactions: a) the purchase of any of its securities by the Company or its subsidiaries, including ordinary shares of ZAR 0.01 each in the capital of the Company b)
the purchase of such securities by the Company in any holding company of the Company, if any, and any subsidiary of any such holding Company c) the purchase by and or transfer to the
Company of any of its securities purchased pursuant to a) above and d) the purchase by and or transfer to any holding company of the Company and or any subsidiary of any such holding company of any securities purchased pursuant to b) above, conditions apply
		Management	For	For
13.O9
Authorize any Director of the Company, and where applicable the secretary of the Company, to do all such things, sign all such documentation and take all such actions as may be necessary to implement the aforesaid Ordinary and Special Resolutions
		Management	For	For

STANDARD BANK GROUP LIMITED
Security	S80605140	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2009
ISIN	ZAE000109815	Agenda	701922521 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive and adopt the annual financial statements for the YE 31 DEC 2008, including the reports of the Directors and Auditors	Management	For	For
O.2.1	Approve the proposed fees payable to the Non-Executive Directors for 2009: Chairman of Standard Bank Group- ZAR 3,600,000 per annum	Management	For	For
O.2.2	Approve the proposed fees payable to the Non-Executive Directors for 2009: Director of Standard Bank Group- ZAR 140,000 per annum	Management	For	For
O.2.3	Approve the proposed fees payable to the Non-Executive Directors for 2009: International Director of Standard Bank Group- EUR 30,100 per annum	Management	For	For
O.2.4	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group credit committee: Member- ZAR 13,750 per meeting	Management	For	For
O.2.5	Approve the proposed fees payable to the Non-Executive Directors for 2009: Directors' affairs committee: Chairman- ZAR 88,000 per annum; Member- ZAR 44,000 per annum	Management	For	For
O.2.6	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group risk and capital Management Committee: Chairman- ZAR 300,000 per annum; Member- ZAR 150,000 per annum	Management	For	For
O.2.7	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group remuneration committee: Chairman- ZAR 175,000 per annum; Member- ZAR 80,500 per annum	Management	For	For
O.2.8	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group remuneration committee: Chairman- ZAR 120,000 per annum; Member- ZAR 60,000 per annum	Management	For	For
O.2.9	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group audit committee: Chairman- ZAR 350,000 per annum; Member- ZAR 150,000 per annum	Management	For	For
O2.10	Approve the proposed fees payable to the Non-Executive Directors for 2009: Ad hoc meeting attendance- ZAR 13,750 per meeting	Management	For	For
O.3.1	Elect Mr. Doug Band as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association	Management	For	For
O.3.2	Elect Mr. Derek Cooper as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association	Management	For	For
O.3.3	Elect Mr. Sam Jonah KBE as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association	Management	For	For
O.3.4	Elect Mr. Sir Paul Judge as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association	Management	For	For
O.3.5	Elect Mr. Kgomotso Moroka as a Director retire by rotation in accordance with the provisions of the Company's Articles of Association	Management	For	For
O.3.6	Elect Mr. Chris Nissen as a Director retire by rotation in accordance with the provisions of the Company's Articles of Association	Management	For	For
O.4.1
Authorize the Directors, for the purpose of carrying out the terms of the Standard Bank Equity Growth Scheme [the Equity Growth
Scheme], other than those which have specifically been
appropriated for the Equity Growth Scheme in terms of ordinary resolutions duly passed at previous AGM's of the Company
specifically placed under the control of the Directors, authorized to allot and issue those shares in terms of the Equity Growth
Scheme
		Management	For	For
O.4.2
Authorized the Directors, for the purpose of carrying out the terms of the Standard Bank Group Share Incentive Scheme [the
Scheme], other than those which have specifically been
appropriated for the Scheme in terms of ordinary resolutions duly passed at previous AGM's of the Company specifically placed
under the control of the Directors, authorized to allot and issue those shares in terms of the Scheme
		Management	For	For
O.4.3
Authorized the Directors of the Company, that the unissued
ordinary shares in the authorized share capital of the Company
[other than those specifically identified in ordinary Resolutions 4.1 and 4.2] placed under the control of the to allot and issue the ordinary shares at their discretion until the next AGM of the
Company, subject to the provisions of the Companies Act, 61 of
1973, as amended, the Banks Act, 94 of 1990, as amended and
the Listings Requirements of the JSE Limited and subject to the aggregate number of ordinary shares able to be allotted and
issued in terms of this resolution being limited to 5% of the number of ordinary shares in issue at 31 DEC 2008
		Management	For	For
O.4.4
Authorized the Directors of the Company, the share capital of the
Company that the unissued non-redeemable, non-cumulative,
non-participating preference shares [non-redeemable preference shares] in the placed under the control of the Directors of the
Company to allot and issue the non-redeemable preference
shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, as amended and the Listings Requirements of the JSE Limited
		Management	For	For
O.4.5
Authorized the Directors of the Company and given a renewable general authority to make payments to shareholders in terms of
Section 5.85(b) of the Listings Requirements of the JSE Limited
[the Listings Requirements], subject to the provisions of the
Companies Act, 61 of 1973, as amended [the Companies Act], the
Banks Act, 94 of 1990, as amended and the Listings
Requirements, including, amongst others, the following
requirements: (a) payments to shareholders in terms of this
resolution shall be made in terms of Section 90 of the Companies
Act and be made pro rata to all shareholders; (b) in any one FY, payments to shareholders in terms of this resolution shall not exceed a maximum of 20% of the Company's issued share
capital, including reserves but excluding minority interests, and revaluations of assets and intangible assets that are not supported by a valuation by an Independent Professional expert acceptable to the JSE Limited prepared within the last 6 months, measured as at the beginning of such FY; and [authority expires at the end of the next AGM of the Company or for 15 months from the date of this resolution]
		Management	For	For
S.5
Authorize the Directors of the Company, with effect from the date of this AGM, as a general approval in terms of Section 85(2) of the
Companies Act, 61 of 1973, as amended [the Companies Act], the acquisition by the Company and, in terms of Section 89 of the
Companies Act, the acquisition by any subsidiary of the Company from time to time, of such number of ordinary shares issued by the
Company and at such price and on such other terms and
conditions as the Directors may from time to time determine, subject to the requirements of the Companies Act, the Banks Act,
94 of 1990, as amended and the Listings Requirements of the
JSE Limited [the Listings Requirements], which include, amongst others, the following: any such acquisition will be implemented through the order book operated by the trading system of the JSE
Limited and done without any prior understanding or arrangement between the Company and the counterparty [reported trades
being prohibited];the acquisition must be authorizes by the
Company's Articles of Association; the authority is limited to the purchase of a maximum of 10% of the Company's issued ordinary share capital in any one FY; acquisition must not be made at a price more than 10% above the weighted average of the market value for the ordinary shares of the Company for the 5 business days immediately preceding the date of acquisition at any point in time, the Company may only appoint 1 agent to effect any
repurchase(s) on the Company's behalf; the Company may only
acquire its ordinary shares if, after such acquisition, it still complies with the shareholder spread requirements as set out in the Listings Requirements; the Company or its subsidiary may not repurchase securities during a prohibited period, unless they have in place a repurchase programmed where the dates and quantities of securities to be traded during the relevant period are fixed [not subject to any variation] and full details of the programme have been disclosed in an announcement over SENS prior to the
commencement of the prohibited period; that an announcement
containing full details of such acquisitions of shares will be published as soon as the Company and/or its subsidiary (ies)
has/have acquired shares constituting, on a cumulative basis, 3%
of the number of shares in issue at the date of the general
meeting at which this special resolution is considered and, if approved, passed, and for each 3% in aggregate of the initial number acquired thereafter; and in the case clan acquisition by a subsidiary of the Company and the number of shares to be
acquired, is not more than 10% in the aggregate of the number of issued shares of the Company [authority expires whichever is earlier until the next AGM of the Company or 15 months from the date on which this resolution is passed]
		Management	For	For

TALAAT MOUSTAFA GROUP HOLDING, CAIRO
Security	M8763H108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	31-Mar-2009
ISIN	EGS691S1C011	Agenda	701846757 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting
1.	Approve to keep the Treasury Stocks for more than 6 months	Management	For	For

TALAAT MOUSTAFA GROUP HOLDING, CAIRO
Security	M8763H108	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	31-Mar-2009
ISIN	EGS691S1C011	Agenda	701845248 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Grant authority to the Board of Directors report on the Companys activity for the FYE 31 DEC 2008
2.	Grant authority to the Financial Auditor report for the FYE 31 DEC 2008
3.	Grant authority to the Companys balance sheets and ending balances and the suggested profit distribution for the FYE 31 DEC 2008
4.	Approve the amendments occurred on the Board of Directors formation in the year 2008
5.	Approve the releasing of the Board of Directors responsibility for the FY 2008
6.	Approve the donations done in the year 2008
7.	Approve, to renew the hiring of the Auditor and determining his fees for the FYE 31 DEC 2009
8.	Approve to determine the Board of Directors bonuses and transportations and attendance allowances for the FY 2009
9.	Authorize the Board of Directors or whom he may delegate to donate for more than EGP 1000 during the year 2009
10.	Authorize the Board of Directors to sign the compensation contracts according to Articles No. 97, 98, 99,100 of Law No.159

TULLOW OIL PLC
Security	G91235104	Meeting Type
Ticker Symbol	Meeting Date
ISIN	GB0001500809	Agenda
Item	Proposal
1.	Receive and adopt the Company's annual accounts for the FYE 31 DEC 2008 and the associated reports of the Directors and the Auditors
2.	Declare a final dividend of 4.0p per ordinary share for the FYE 31 DEC 2008
3.	Receive and approve the Directors' remuneration report for the FYE 31 DEC 2008
4.	Elect Mr. Ann Grant as a Director
5.	Elect Mr. Ian Springett as a Director
6.	Re-elect Mr. Paul McDade as a Director
7.	Re-elect Mr. Patrick Plunkett as a Director
8.	Re-appoint Deloitte LLP as the Auditors of the Company until the conclusion of the next AGM of the Company and authorize the Directors of the Company to determine their remuneration
9.
Approve to increase the authorized share capital of the Company from GBP 100,000,000 to GBP 110,000,000 by the creation of an additional 100,000,000 ordinary shares of 10p each having the rights attached to the ordinary shares of 10p each set out in the
Articles of Association of the Company and ranking pari passu in all respects with the existing ordinary shares of 10p each in the capital of the Company

10.
Authorize the Directors, in substitution for any existing authority, for the purpose of Section 80 of the Companies Act 1985 [the Act], to allot relevant securities [within the meaning of that Section] up to an aggregate nominal amount of GBP 26,693,653; [Authority expires the earlier at the conclusion of the next AGM in 2010 or on
30 JUN 2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement notwithstanding that the authority conferred by this resolution has expired

S.11
Authorize the Directors, subject to the passing of the Resolution
10, pursuant to Section 95 of the Companies Act 1985 [as
amended] [the Act], in substitution for any existing power under
Section 95 of the Act, but without prejudice to the exercise of any such power prior to the date hereof, to allot equity securities
[Section 94(2) to Section 94(3A) of the Act] for cash, pursuant to the authority under the Section 80 of the Act conferred on the
Directors by Resolution 10, disapplying the statutory pre-emption rights [Section 89(1) of the Act], provided that this power shall be limited to the allotment of equity securities: a) in connection with or pursuant to a rights issue, open offer or any other offer or issue of such securities in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP 4,004,047; [Authority expires the earlier at the conclusion of the next AGM in 2010 or on 30

JUN 2010]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry; this power applies to in relation to sale of shares which is an allotment of equity securities by virtue of
Section 94(3A) of the Act as if in this resolution the words
'pursuant to the authority under Section 80 of the Act conferred on the Directors by Resolution 10 were omitted

S.12
Authorize the Company to hold general meetings [other than an annual general meetings] on no less than 14 Clear Days notice;
and [Authority expires at the conclusion of the AGM of the
Company held in 2010 or 30 JUN 2010]

S.13
Amend, with effect from 12.01 a.m. on 01 OCT 2009: the Articles of Association of the Company by deleting all of the provisions of the Company's Memorandum of Association which, by virtue of
Section 28 of the Companies Act 2006, are to be treated as part of the Company's Articles of Association; the Articles of Association
of the Company by deleting all provisions referred to in Paragraph
42 of Schedule 2 of the Companies Act 2006 [Commencement
No.8 Transitional Provisions and Savings] Order 2008 [Statutory
Instrument 2008 No.2860]; and the Articles of Association of the
Company produced at the meeting, market 'A' and initialed by the
Chairman of the purposes of identification, be adopted as the
Articles of Association of the Company in substitution for, and to the exclusion of the Articles of Association of the Company
existing at that date
	Management	For	For

Market Vectors Gulf States ETF

ABU DHABI COMMERCIAL BANK, ABU DHABI
Security	M0152Q104	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	31-Mar-2009
ISIN	AE000A0LF2H9	Agenda	701844842 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THIS IS AN AGM	Non-Voting
1.	Approve the Board of Directors report on the Banks activities and financial statements for the YE 31 DEC 2008	Management	For	For
2.	Approve the External Auditors report for the YE 31 DEC 2008	Management	For	For
3.	Approve the audited balance sheet and the profit and loss account for the YE 31 DEC 2008	Management	For	For
4.	Approve the Board of Directors proposal to distribute upto 10% of the Banks paid up capital by way of cash dividends for the YE 31 DEC 2008	Management	For	For
5.	Approve to absolve the Board Members from liability for their work during the YE 31 DEC 2008 and determine the Board Members remuneration for the same year	Management	For	For
6.	Approve to absolve the External Auditors from liability for their work during the YE 31 DEC 2008, appoint External Auditors for the year 2009 and approve to determine their fees for the same year	Management	For	For
7.	Elect or re-elect the Members of the Board of Directors	Management	For	For

AIR ARABIA PJSC
Security	M0367N110	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-Mar-2009
ISIN	AE000A0MX9U4	Agenda	701819039 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to discuss the board of directors report regarding the Company's activities and it financial position for the year ending 31 DEC 2008	Management	For	For
2.	Approve to discuss the report of the External Auditors in respect o f the Company's financial year ending 31 DEC 2008	Management	For	For
3.	Approve the balance sheet and the profit and loss account of the company for the financial year ending 31 DEC 2008	Management	For	For
4.	Approve the recommendation of the board of directors regarding the dividend distribution of 10% per share for the financial year ending 31 DEC 2008	Management	For	For
5.	Approve the proposal of board of directors for the Board of Directors Members remuneration	Management	For	For
6.	Approve the members of the Board of Directors and External Auditors of their liability in respect to their work for the period ending 31 DEC 2008	Management	For	For
7.	Appoint the External Auditors of the company for the year 2009 and to determine their remuneration	Management	For	For

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30
MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF SECOND CALL COMMENT AND-RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

AL SALAM BANK - BAHRAIN, MANAMA
Security	V01979109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-Feb-2009
ISIN	BH000A0J2481	Agenda	701811184 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR AGAINST' FOR R-ESOLUTIONS 1 TO 10. THANK YOU.	Non-Voting
1.	Approve the minutes of the previous AGM held on 20 FEB 2008	Management	For	For
2.	Approve the Board of Director's report on the Bank's activities for the YE 31 DEC 2008	Management	For	For
3.	Receive the Shari'a Supervisory Board report for the YE 31 DEC 2008	Management	For	For
4.	Receive the External Auditor's report for the YE 31 DEC 2008	Management	For	For
5.	Receive and approve the financial statements for the YE 31 DEC 2008	Management	For	For
6.
Approve to appropriate the net profit for the year upon the
recommendations of the Board of Directors as specified: [a]
transfer of BHD 2,554,268 to the Statutory Reserves [b] transfer of
BHD 2,050,309 to the Investments Reserves [c] the distribution of
10% cash dividend of paid-up capital, at 10 fils per share [BHD
12,000,000] [d] allocation of BHD 320,000 for the Board of
Directors remuneration for the year 2008 [e] allocation of BHD
822,525 for Zakah [f] allocation of BHD 100,000 for Charities and
Donations
		Management	For	For
7.	Approve to absolve the Members of the Board from liability for their actions during the YE 31 DEC 2008	Management	For	For
8.	Elect the Members of the Board of Directors for the next 3 years	Management	For	For
9.	Re-appoint the Members of the Shari'a Supervisory Board for the next 3 years	Management	For	For
10.	Re-appoint the External Auditors for the YE 31 DEC 2009 and authorize the Board of Directors to determine their remuneration	Management	For	For

ARABTEC HOLDING COMPANY PJSC
Security	M1491G104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Mar-2009
ISIN	AE000A0F6D88	Agenda	701838546 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 06
APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.	Approve the Board of Director's report concerning the Company's activities and financial status for the YE 31 DEC 2008 and the Auditors report for the same period	Management	For	For
2.	Approve the Company's balance sheet and income statement for the YE 31 DEC 2008	Management	For	For
3.	Approve to release the Board of Directors and the Auditors from any liability for the YE 31 DEC 2008	Management	For	For
4.	Appoint the Auditors for the year 2009 and approve to determine their fees	Management	For	For
5.	Approve to determine the Board of Directors fees	Management	For	For
6.	Grant approval under Article 108 of the Federal Law No.1984 as amended for the Directors to carry out activities relating to contracting Companies	Management	For	For

ARABTEC HOLDING COMPANY PJSC
Security	M1491G104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	06-Apr-2009
ISIN	AE000A0F6D88	Agenda	701833964 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Amend the Company's Articles of Incorporation in accordance with Commercial Companies Law and Corporate Governance Guidance	Management	For	For
	PLEASE NOTE THAT THE MEETING HAS BEEN POSTPONED FROM 28 MAR 2009 TO 06 APR 200-9	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

BANKMUSCAT
Security	M16157121	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-Mar-2009
ISIN	OM0001214044	Agenda	701837291 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the report of the Board of Directors for the FYE 31 DEC 2008	Management	For	For
2.	Approve the report on Corporate Governance for the FYE 31 DEC 2008	Management	For	For
3.	Approve the Auditors report, the balance sheet and profit and loss accounts for the FYE 31 DEC 2008	Management	For	For
4.	Approve the Board of Directors recommendation to distribute cash dividend at the rate of 20% of the issued share capital of the Bank being 20 baisas per share for the FYE 31 DEC 2008	Management	For	For
5.
Approve the Board of Directors recommendation to issue
convertible bonds at the rate of 30% per share of the issues share capital of the Bank being 3 bonds for each 100 shares held for the
FYE 31 DEC 2008
		Management	For	For
6.	Ratify the sitting fees for the Board of Directors and its Committees meetings for the FYE 31 DEC 2008 amounting to OMR 83,500 and fix sitting fees for the FY 2009	Management	For	For
7.	Approve the Board of Directors remuneration of OMR 116500 for the FYE 31 DEC 2008	Management	For	For
8.	Approve the report on related parties transactions for transactions concluded during FYE 31 DEC 2008	Management	For	For
9.
Approve the Board of Directors recommendations at lease 2
branch premises and a residential property from related parties for
2009 to 2013 on yearly renewable leases at the same rental
amounts subject to the requirements of the Bank as detailed in the enclosure
		Management	For	For
10.	Elect 2 provisional members on the Board of Directors to fill in 2 vacancies pursuant to the provisions of the Articles of Association of the Bank	Management	For	For
11.	Appoint the Auditors for the FY 2009 and approve to fix their fees subject to the approval of the regulatory authorities	Management	For	For

BANKMUSCAT
Security	M16157121	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-Mar-2009
ISIN	OM0001214044	Agenda	701834663 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Amend the Article 22 and 38 of the Articles of Association of the bank as specified	Management	For	For

DANA GAS
Security	M27014105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2009
ISIN	AE000A0LFAB8	Agenda	701855287 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
1.	Approve the Board of Directors report on the Companys activities and financial position for the FYE 31 DEC 2008	Management	For	For
2.	Approve the balance sheet and profit and loss account as of 31 DEC 2008	Management	For	For
3.	Approve the Auditors report for 2008	Management	For	For
4.	Approve the proposed appropriation of income	Management	For	For
5.	Approve to relieve the Board of Directors and Auditors from liability for the FYE 31 DEC 2008	Management	For	For
6.	Elect the Members of the Board of Directors	Management	For	For
7.	Approve the Directors remuneration	Management	For	For
8.	Appoint the Auditors for the FY 2009 and approve to determine their remuneration	Management	For	For

DP WORLD LTD GLOBAL MEDIUM TERM NTS BOOK ENTRY 14
Security	M2851H104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2009
ISIN	AEDFXA0M6V00	Agenda	701930249 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Company's annual accounts for the FYE 31 DEC 2008 together with the Auditors' report on those accounts	Management	For	For
2.	Declare a final dividend of USD 0.69 per share in respect of the YE 31 DEC 2008 payable to shareholders on the register at the close of business on 27 APR 2009	Management	For	For
3.	Re-appoint Mr. Sultan Ahmed Bin Sulayem as a Director of the Company in accordance with the Articles of Association [the Articles]	Management	For	For
4.	Re-appoint Mr. Jamal Majid Bin Thaniah as a Director of the Company in accordance with the Articles	Management	For	For
5.	Re-appoint Mr. David Williams as a Director of the Company in accordance with the Articles	Management	For	For
6.
Re-appoint Messrs. KPMF LLB as the Independent Auditors of the
Company to hold office from the conclusion of this meeting until the conclusion of the next general meeting of the Company at which accounts are laid
		Management	For	For
7.	Authorize the Directors to determine the remuneration of KPMG LLP	Management	For	For
8.
Authorize the Company to make one or more market purchases of ordinary shares of USD 0.10 each in the capital of the Company
[ordinary shares] provided that: the maximum aggregate number of ordinary shares authorized to purchased is 581,000,000
[representing 3.5% of the Company's issued ordinary share
capital]; the price which may be paid for an ordinary share shall be in accordance with the rules of NASDAQ Dubai and applicable
Law, in each case as applicable from time to time; [Authority shall expire on the earlier of the conclusion of the next AGM of the
Company and 28 AUG 2010]; and the Company may make a
contract to purchase ordinary shares under this authority before the expiry of the authority which will or may be executed wholly or partly after the expiry of the authority, and may make a purchase of ordinary shares in pursuance of any such contract
		Management	For	For
9.
Authorize the Directors, in substitution for all existing authorities and/or powers, for the purposes of the Articles to exercise all powers of the Company to allot and issue relevant Securities [as defined in the Articles] up to an aggregate nominal amount of USD
553,333,333.30; [Authority expires on the earlier of the conclusion of the next AGM of the Company and 30 JUN 2010]; provided that the Company may before such expiry make an offer or agreement which would or might require allotment or issuance of relevant
Securities in pursuance of that offer or agreement as if the authority conferred by this resolution had not expired
		Management	For	For
S.10
Authorize the Directors, for all existing authorities and/or powers, pursuant to the Articles to allot Equity Securities [as specified], pursuant to the general authority conferred by resolution 9 as if
Article 7 of the Articles [Pre-emption rights] did not apply to such allotment, provided that the power conferred by this resolution;
[Authority expire on the earlier of the conclusion of the next AGM of the Company and 30 JUN 2010]; provided that the Company
may before such expiry make an offer or agreement which would
		Management	For	For

or might require Equity Securities to be issued or allotted after expiry of this authority, and the Directors may allot equity securities in pursuance of the offer or agreement as if the authority conferred by this resolution has not expired; and is limited to: i) the allotment of Equity Securities in connection with a rights issue, open offer or any other pre-emptive offer in favor or ordinary shareholders but subject to such exclusions as may be necessary to deal with fractional entitlements or legal or practical problems under any laws or requirements of any regulatory body in any jurisdiction; and ii) the allotment [other than pursuant to i] of Equity
Securities for cash up to an aggregate amount of USD 83,000,00

S.11
Authorize the Company to reduce its share capital by canceling any or all of the ordinary shares purchased by the Company
pursuant to the general authority to make market purchases
conferred by resolution 8 at such time as Directors shall see fit in their discretion, or otherwise to deal with any or all of those ordinary shares, in accordance with applicable Law and
regulation, in such manner as the Directors shall decide
		Management	For	For

DUBAI FINANCIAL MARKET P.J.S.C, DUBAI
Security	M28814107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	05-Apr-2009
ISIN	AE000A0MNV19	Agenda	701861696 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the deletion of non national word from point 2 as stated in Article No. 15 of the Article of Association	Management	For	For
2.	Approve the discontinuation of 10 % deduction allocated to the special reserve account as stated in Article No. 67 of the Article of association	Management	For	For
3.	Amend the Article No. 50 regarding Sharia Board Membership and Articles No.53 and 54 regarding the translation matters	Management	For	For
4.	Amend the Article of Association according to the a forementioned changes	Management	For	For

DUBAI FINANCIAL MARKET P.J.S.C, DUBAI
Security	M28814107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	05-Apr-2009
ISIN	AE000A0MNV19	Agenda	701862105 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 539898 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Ratify the Board of Directors report of company's performance and its financial position for the FYE 31 DEC 2008	Management	For	For
2.	Ratify the External Auditor's report for the FYE 31 DEC 2008	Management	For	For
3.	Ratify the Company's balance sheet and income statement for the FYE 31 DEC 2008	Management	For	For
4.	Ratify the Sharia and Fatwa Supervisory Board report for the FYE 31 DEC 2008	Management	For	For
5.	Approve the Board of Directors proposal of dividend distribution to shareholders amounted to 8% cash dividend	Management	For	For
6.	Approve the Board of Directors remuneration for the FYE 31 DEC 2008	Management	For	For
7.	Approve the proposed donation to charitable Associations and societies as per the Article no 198 Federal Law no 8 of year 1984 and its subsequent amendments regarding Commercial Companies	Management	For	For
8.	Approve the discontinuation of 10% deduction allocated to the general reserve account and determine its utilization purposes	Management	For	For
9.	Grant discharge to the members of the Board of Directors and the External Auditors from their liabilities for the FYE 31 DEC 2008	Management	For	For
10.	Re-appoint the members of Sharia and Fatwa Supervisory Board for the coming term	Management	For	For
11.	Re-appoint the External Auditors for the FY 2009 and determine their professional fees	Management	For	For

DUBAI ISLAMIC BANK LTD, DEIRA
Security	M2888J107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Mar-2009
ISIN	AE0005802550	Agenda	701830033 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Board of Directors report for the FY 2008	Management	For	For
2.	Approve the Fatwa and Sharia Supervisory Board report	Management	For	For
3.	Approve the Auditors report for the FY 2008	Management	For	For
4.	Approve the balance sheet and profit and loss account for the FY 2008	Management	For	For
5.	Approve the profit distribution as 5% bonus shares and 25% cash dividend	Management	For	For
6.	Grant discharge to the Board of Directors from liability for their services during the period ending 31 DEC 2008	Management	For	For
7.	Grant discharge to the Auditors from liability for their services during the period ending 31 DEC 2008	Management	For	For
8.	Appoint the Auditors for the financial year and approve to fix their remuneration	Management	For	For

DUBAI ISLAMIC BANK LTD, DEIRA
Security	M2888J107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	27-Apr-2009
ISIN	AE0005802550	Agenda	701898237 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
1.	Approve the transfer the funds from ministry of finance into the second part of capital	Management	For	For
2.	Approve to increase the capital of the Bank by AED 3 billion during 5 years	Management	For	For
3.	Approve the adjustment in the internal policies as a Government recommendation	Management	For	For

EMAAR PROPERTIES, DUBAI
Security	M4025S107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-Mar-2009
ISIN	AE0005802576	Agenda	701818380 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report of the board of directors on the activities and financial position of the company for the fiscal year ending 31st DEC 2008	Management	For	For
2.	Receive the Auditors report and the Company's financial statements	Management	For	For
3.	Approve the Company's balance sheet for the fiscal year ending 31st DEC 2008 as well as the profit and loss account	Management	For	For
4.	Approve to discuss the proposal of the Board of Directors regarding non distribution of dividends	Management	For	For
5.	Grant discharge to the Members of the Board of Directors and Auditors from liability for the fiscal year ending 31st DEC 2008	Management	For	For
6.	Elect Members of Board of Directors	Management	For	For
7.	Appoint the Auditors for the year 2009 and determine their remuneration	Management	For	For
8.	Approve the Article 108 of Federal Law no. 8 of 1984 and amendments thereto for the Members of the Board of Directors to carry on activities relating to real estate	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION AND DU-E RECEIPT OF RECORD
DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NO-T RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-.
THANK YOU.
Non-Voting

EMAAR PROPERTIES, DUBAI
Security	M4025S107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2009
ISIN	AE0005802576	Agenda	701884670 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report of the Board of Directors on the activities and financial position of the Company for the FYE 31 DEC 2008	Management	For	For
2.	Receive the Auditors report and the Company's financial statements	Management	For	For
3.	Approve the Company's balance sheet for the FYE 31 DEC 2008 as well as the profit and loss account	Management	For	For
4.	Approve to discuss the proposal of the Board of Directors regarding non distribution of dividends	Management	For	For
5.	Grant discharge to the Members of the Board of Directors and the Auditors from liability for the FYE 31 DEC 2008	Management	For	For
6.	Elect the Members of the Board of Directors	Management	For	For
7.	Appoint the Auditors for the year 2009 and approve to determine their remuneration	Management	For	For
8.	Grant authority under Article 108 of Federal Law no. 8 of 1984 and the amendments thereto for the Members of the Board of Directors to carry on activities relating to real estate	Management	For	For

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 13
MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

FIRST GULF BANK, ABU DHABI
Security	M4580N105	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	25-Feb-2009
ISIN	AE000A0LF3V8	Agenda	701808757 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Amend Clause 8 of the Articles of Association to apply the reduction of foreign ownership of banks shares from 30 % to 15%	Management	Against	Against
2.	Approve to issue non convertible notes and authorize the Board of Directors to determine the issue amount as well as duration and terms and conditions after authorities approval	Management	For	For

FIRST GULF BANK, ABU DHABI
Security	M4580N105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Feb-2009
ISIN	AE000A0LF3V8	Agenda	701808620 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 531783 DUE TO ADDITIONAL R-ESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Receive the report of the Board of Directors on the activity of the bank and its financial statements for the FYE 31 DEC 2008	Management	For	For
2.	Approve the report of the External Auditors for the FYE 31 DEC 2008	Management	For	For
3.	Approve the bank balance sheet and profit and loss statement for the FYE 31 DEC 2008	Management	For	For
4.	Approve, the Board of Directors on the appropriation of net profits for the FYE 31 DEC 2008 and distribution of 35% as cash dividend	Management	For	For
5.	Grant discharge the Board Members for their actions during 2008	Management	For	For
6.	Grant discharge the External Auditors for their actions during 2008	Management	For	For
7.	Appoint the Auditors for the FY 2009 and approve to determine their fees	Management	For	For
8.	Elect new Board Members	Management	For	For

GULF FIN HSE B S C
Security	M5246W108	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	18-Feb-2009
ISIN	BH000A0CAQK6	Agenda	701813885 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 25
FEB 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.	Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
O.1	Approve the minutes of the last general assembly meeting held on 17 FEB 2008	Management	For	For
O.2	Approve the Board of Directors' report on the activities of the Bank for the YE 31 DEC 2008	Management	For	For
O.3	Receive the Auditor's report about the accounts of the FYE 31 DEC 2008	Management	For	For
O.4	Approve the financial statements of the YE 31 DEC 2008	Management	For	For
O.5	Receive the Shari'a Supervisory Board's report about the Bank's operations audit for the YE 31 DEC 2008	Management	For	For
O.6
Approve the appropriate the net profit for the year as per the recommendation of the Board of Directors as follows: payment of total cash dividends of USD 52,562,519.53, which is 20% of paid up share capital and US cents 0.066 dividends per share;
capitalization of Bonus shares to the value of USD 52,562,519.53, which is 159,280,362 shares, 20% of paid up share capital [1 share for every 5 held]; transfer of USD 29,726,000 to the
statutory reserve; transfer of USD 3,000,000 to the Charity Fund;
appropriation of USD 5,000,000 for the Board of Directors
remuneration; and transfer of USD 154,412,737 to retained
earnings
		Management	For	For
O.7	Approve to release the Members of the Board from liability in respect of their action for the Bank for the FYE 31 DEC 2008	Management	Against	Against
O.8	Appoint the new Board of Directors	Management	Abstain	Against
O.9	Re-appoint the Auditors for the year 2009 and authorize the Board of Directors to fix their fees	Management	For	For
O.10	Approve the appointment of the Shari'a Supervisory Board for the year 2009	Management	For	For
E.1	Approve the minutes of the last EGM held on 17 FEB 2008	Management	For	For
E.2
Authorize the Chairman of the Board of Directors or his
representative to sign the amended Memorandum and Articles of
Association on behalf of the shareholders before the Notary
Public, in regards to capital increase
		Management	For	For

ITHMAAR BANK
Security	M6058N103	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-Mar-2009
ISIN	BH000A0J2499	Agenda	701848989 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THIS IS A MIX MEETING.THANK YOU.	Non-Voting
O.1	Approve the minutes of the previous OGM held on 24 MAR 2008	Management	For	For
O.2	Receive the Director's report on the Company's business for the FYE 31 DEC 2008	Management	For	For
O.3	Receive the Auditors' report on the Company's consolidated financial statements for the FYE 31 DEC 2008	Management	For	For
O.4	Approve the Company's consolidated financial statements for the FYE 31 DEC 2008	Management	For	For
O.5
Adopt the transfer the amount of USD 2,216,791 to the statutory reserve, transfer the amount of USD 554,198 to Ithmaar education and training fund and transfer the amount of USD 19,396,917 to the retained earnings appropriations subject to first obtaining the required approvals of the relevant competent authorities
		Management	For	For
O.6	Approve the amount USD 967,500 as remuneration for the Board of Directors of the Company for the YE 31 DEC 2008	Management	For	For
O.7	Grant discharge of the Board of Directors of the Company from any liability for the YE 31 DEC 2008	Management	For	For
O.8	Elect the Members of the Board of Directors of the Company for the coming 3 years	Management	For	For
O.9	Appoint or re-appoint the Auditors of the Company and authorize the Board of Directors of the Company to determine their remuneration for 2009	Management	For	For
E.1	Approve the minutes of the previous EGM held on 29 NOV 2007	Management	For	For
E.2	Approve the issuance of bonus shares at the ratio of 1 share for each 10 issued ordinary shares by transferring the amount of USD 54,362,499 from Company's share premium to the Company share capital	Management	For	For
E.3	Amend the Memorandum and Article of Association of the Company in accordance with agenda item 2 above	Management	For	For
E.4	Authorize the Board of the Directors of the Company or a person or persons to amend the Memorandum and Articles of Association of the Company and to sign the same before the notary public	Management	For	For

NATIONAL BANK OF ABU DHABI, ABU DHABI
Security	M7080Z114	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	11-Mar-2009
ISIN	AE000A0J2WU6	Agenda	701807731 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the issuance of non convertible bonds for a total amount of 4 billion in favour of the government of Abu Dhabi and authorize the board to take all necessary actions to issue bonds and to delegate whoever it deems fit to sign documents and agreements related to the issuance of bonds and to ratify all actions taken by the board in this concern
		Management	Abstain	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

NATIONAL BANK OF ABU DHABI, ABU DHABI
Security	M7080Z114	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	11-Mar-2009
ISIN	AE000A0J2WU6	Agenda	701824927 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 533513 DUE TO ADDITIONAL R-ESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the report of the Board of Directors on the banks activities and its financial position for the FYE on 31 DEC 2008	Management	For	For
2.	Approve the Auditors report for the FY 2008	Management	For	For
3.	Approve the balance sheet and profit and loss statement for the FYE on 31 DEC 2008	Management	For	For
4.
Approve the Board of Directors proposal concerning the
distribution to the shareholders of cash dividends in the amount of
20 Fils per share as well as share dividends at the rate of 40%
calculated by reference to the banks capital for the YE on 31 DEC
2008
		Management	For	For
5.	Grant discharge to the Directors and the Auditors of the bank from liabilities for the FYE 31 DEC 2008	Management	For	For
6.	Elect 2 Independent Directors for the Board	Management	For	For
7.	Elect 3 Directors to replace the Directors whose term of office has expired	Management	For	For
8.	Appoint the External Auditors of the bank for the FY 2009 and approve to determine their remuneration	Management	For	For

OMAN TELECOMMUNICATIONS (OMANTEL) S.A.O.G., MUSCAT
Security	M7524Z100	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	30-Mar-2009
ISIN	OM000A0MSE19	Agenda	701853699 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 540836 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the Board's report on corporate activities for FYE 31 DEC 2008	Management	For	For
2.	Approve Company's corporate governance statement for FYE 31 DEC 2008	Management	For	For
3.	Approve the Auditors' report on Company's financial statements for FYE 31 DEC 2008	Management	For	For
4.	Approve the Boards proposal to distribute cash dividends of 100% of the paid up capital i.e., 100 BZA per share	Management	For	For
5.	Approve the Interim Dividends	Management	For	For
6.	Approve the remuneration of the Directors	Management	For	For
7.	Approve the attendance fees for the Directors and the Committee Members	Management	For	For
8.	Approve the related party transactions	Management	For	For
9.	Approve the charitable donations	Management	For	For
10.	Approve the Auditors and authorize Board to fix their remuneration Auditors	Management	For	For

RENAISSANCE SERVICES SAOG
Security	M8210J103	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	29-Mar-2009
ISIN	OM0009256088	Agenda	701852611 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the report of the Board of Directors for the FYE 31 DEC 2008	Management	For	For
2.	Approve the report on Corporate Governance for the FYE 31 DEC 2008	Management	For	For
3.	Approve the Auditors report and the balance sheet and income statement for the YE 31 DEC 2008	Management	For	For
4.	Approve the proposed cash dividend distribution of 10% of the paid up capital at the rate of 10 baisas per share	Management	For	For
5.	Approve the proposed stock dividend of 15% of the paid up capital at the rate of 0.15 share per share such distribution shall result in increase of capital from 245299524 shares	Management	For	For
6.	Approve the sitting fees being availed by the Members of the Board of Directors and Members of the Boards Subcommittees for the FY 2008 and to specify the sitting fees for the next FY	Management	For	For
7.	Approve the Directors remuneration of OMR 175750 for the FY 2008	Management	For	For
8.
Approve to bring to the attention of the shareholders the
appointment of Mr. Samir J. Francy the Chairman of the Board of
Directors of Renaissance as the Executive Chairman of a 100%
foreign subsidiary
		Management	For	For
9.	Approve to bring to the attention of the shareholders the transactions entered into with related parties during the FY 2008	Management	For	For
10.	Approve an amount of OMR 262000 for Corporate social responsibility programmes this amount will be used out of the 2009 profits	Management	For	For
11.	Appoint the Auditors for the YE 31 DEC 2009 and approve their fees	Management	For	For

UNION NATIONAL BANK, DUBAI
Security	M9396C102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Mar-2009
ISIN	AE000A0LF333	Agenda	701833003 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 538959 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve to increase the share capital of the bank by issuance of bonus shares	Management	For	For
2.	Amend the Clause 6 of the Memorandum of Association and Article 6 of the Article of Association of the bank to reflect the above change	Management	For	For
3.	Approve to accept the offer of the Ministry of Finance to convert the liquidity support loan, [the 1 part and 2 part] to tier 2 capital loan	Management	For	For

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30
MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

UNION NATIONAL BANK, DUBAI
Security	M9396C102	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	21-Mar-2009
ISIN	AE000A0LF333	Agenda	701824864 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.	Non-Voting
1.	Approve the Board of Directors and the Auditors report for the FY 2008	Management	For	For
2.	Approve the balance sheet and profit and loss account for the FY 2008	Management	For	For
3.	Approve the profit distribution as 10% cash dividends as on record date 31 MAR 2009 as well as the issuance of 10% bonus shares	Management	For	For
4.	Approve the issuance of no liability letter to the Board of Directors and the Auditors	Management	For	For
5.	Appoint the Auditors for the FY 2009 and approve to determine their professional fees	Management	For	For
6.	Elect the Board of Directors	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE IN RESOLUTION-3. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FO-RM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

Market Vectors Indonesia ETF

PT ADARO ENERGY TBK
Security	Y7087B109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2009
ISIN	ID1000111305	Agenda	701934615 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Company annual report and ratify the Company's financial report FYE 2008	Management	For	For
2.	Approve the profit allocation FYE 2008	Management	For	For
3.	Authorize the Board Commissioners to appoint the Public Accountant and approve to determine the honorarium	Management	For	For
4.	Approve to determine the honorarium and remuneration for Commissioner and Board of Directors	Management	For	For
5.	Others	Non-Voting

PT ANEKA TAMBANG (PERSERO) TBK
Security	Y7116R158	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2009
ISIN	ID1000106602	Agenda	701956940 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 561600 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the 2008 annual report including Commissioners report and partnership and environmental program	Management	For	For
2.	Ratify the 2008 financial statement and granting Acquit Et Decharge to the Directors and the Commissioners	Management	For	For
3.	Approve the adjustmnent of 2007 AGM resolution with regards to Tantiem Record and or partnership and environmental program	Management	For	For
4.	Approve the 2008 profit allocation	Management	For	For
5.	Approve the determination of Tantiem for the Directors and the Commissioners for 2008 and determination of salary or honorarium and other allowances for 2009	Management	For	For
6.	Appoint the Public Accountant for 2009	Management	For	For
7.	Ratify the Company's buy back	Management	For	For
8.	Ratify the effective application of state owned Company Ministry regulation No. Per-05/MBU/2008 in the Company	Management	For	For
9.	Approve to change the Board of Directors and the Commissioners structure	Management	For	For

PT ASTRA AGRO LESTARI TBK
Security	Y7116Q119	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2009
ISIN	ID1000066004	Agenda	701890281 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and approve the Company's annual report and ratify the Company's financial statement for book YE 31 DEC 2008	Management	For	For
2.	Approve to determine the Company's profit utilization	Management	For	For
3.	Appoint the public accountant to audit the Company's book for book YE 31 DEC 2009 and approve to determine the honorarium for public accountant	Management	For	For
4.	Appoint the Company's Board of Directors and Commissioners	Management	For	For
5.	Approve to determine the salary and benefit for Directors and honorarium and benefit for commissioners	Management	For	For

PT ASTRA INTL TBK
Security	Y7117N149	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2009
ISIN	ID1000057607	Agenda	701951205 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report and ratify the financial statement of the Company for the book year 2008	Management	For	For
2.	Approve to determine the appropriation of the Company's net profit for the book year 2008	Management	For	For
3.	Approve to determine the salary and benefit for the Board of Directors of the Company as well as the honorarium and or benefit for the Board of Commissioners of the Company	Management	For	For
4.	Appoint the Public Accountant whom will conduct the audit of the Company's financial statement for the book year 2009	Management	For	For

PT BANK CENTRAL ASIA TBK
Security	Y7123P138	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2009
ISIN	ID1000109507	Agenda	701933473 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve the Board of Directors report for book year 2008 and ratify the financial report for book year 2008 and Acquit Et de charge to the Board of Commissioner and the Board of Directors
as reflected in annual report
		Management	For	For
2.	Approve the determination on utilization of net Company's profit for book year 2008	Management	For	For
3.	Approve to change in the Board of Management structure	Management	For	For
4.	Approve the determination on salary/honorarium and other allowance for the Board of Directors and the Board of Commissioners	Management	Abstain	Against
5.	Authorize the Board of Directors to appoint Independent Public Accountant to Audit Company's books for book year 2009	Management	For	For
6.	Authorize the Board of Directors to pay interim dividend for book year 2009	Management	For	For

PT BANK DANAMON INDONESIA TBK
Security	Y71188190	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	23-Mar-2009
ISIN	ID1000094204	Agenda	701844246 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 536089 DUE TO ADDITION OF-RESOLUTION AND CHANGE
IN MEETING DATE. ALL VOTES RECEIVED ON THE
PREVIOUS MEET-ING WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE-.
THANK YOU.
Non-Voting
1.	Approve to conduct limited public offering through right issue	Management	For	For
2.	Approve to adjust Employee/Management Stock option [ESOP/MSOP]	Management	For	For

PT BANK DANAMON INDONESIA TBK
Security	Y71188190	Meeting Type	MIX
Ticker Symbol		Meeting Date	25-May-2009
ISIN	ID1000094204	Agenda	701912277 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1.1	Approve the annual report years 2009	Management	For	For
A.1.2	Approve the financial statement for the book years 2008	Management	For	For
A.1.3	Approve the Acquit Et de charge for the Members of the Board of Commissioners years 2008	Management	For	For
A.2	Appoint the profit allocation Company for the book years 2008	Management	For	For
A.3	Approve to change the Members of the Board of Directors	Management	For	For
A.4	Appoint the salary or honorarium and other allowances for the Members of the Board of Commissioners Company	Management	For	For
A.5.1	Appoint the salary and or others allowances for the Members of the Board of Directors of Company	Management	For	For
A.5.2	Appoint the task and authority of the Directors of the Company	Management	For	For
A.6	Appoint the Public Accountants for the book years 2009	Management	For	For
A.7	Approve to revise Article of Association of Company regarding Bapepam Regulation IX.J.1	Management	For	For
E.1	Approve the material transaction to take offer of shares into PT Adira Dinamika Muti Finance TBK	Management	For	For
E.2	Approve to take offer PT Asuransi Adira Dinamika of shares	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

PT BANK MANDIRI (PERSERO) TBK
Security	Y7123S108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2009
ISIN	ID1000095003	Agenda	701909751 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve the Company annual report including ratification of the
Company financial report and the Board of Commissioners
Supervision report, for the FYE on the 31 DEC 2008, and
ratification of the annual report on the partnership and community development program (program kemitraan dan bina lingkungan)
for the FYE on the 31 DEC 2008
		Management	For	For
2.	Approve the use of the net profit of the Company for the FYE on the 31 DEC 2008	Management	For	For
3.
Approve the determination of the Public Accountant office to audit the Company financial report and the annual report on the
partnership and community development program(program
kemitraan dan bina lingkungan) for the FYE on 31 DEC 2009
		Management	For	For
4.	Approve the remuneration of the Board of Directors, honorarium of the Board of Commissioners and Tantieme for the Members of the Board of Directors and the Board of Commissioners of the Company	Management	For	For
5.	Approve the delegation of the general meeting of shareholders authorization to the Board of Commissioners to approve the increase of the issued and paid up capital of the Company	Management	For	For

PT BANK NEGARA INDONESIA (PERSERO) TBK, JAKARTA
Security	Y74568166	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2009
ISIN	ID1000096605	Agenda	701956938 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 556286 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.
Approve the annual report, ratification the financial statement, the annual report of partnership and Environmental Education
Program and acquit ET DE charge for the Board of Directors and the Commissioners report
		Management	For	For
2.	Approve the profit allocation	Management	For	For
3.	Appoint the Public Accountant for 2009	Management	For	For
4.
Ratify the effective application of State owned Company Minister
Regulation Number PER-05/MBU/2008 in the Company dated 03
SEP 2008 with regards to standard operating procedure of
procurement goods and services
		Management	For	For
5.	Approve the determination of Directors and Commissioners salary and or honorarium	Management	For	For
6.	Approve the change of the Board of Commissioners structure	Management	For	For

PT BK RAKYAT
Security	Y0697U104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2009
ISIN	ID1000096001	Agenda	701935857 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Board of Directors report for book year 2008 and ratify of financial report for book year 2008 and ratification on the partnership and community development program for book year 2008	Management	For	For
2.	Approve to determine on utilization of Net Company's profit for book year 2008	Management	For	For
3.	Approve to determine on salary honorarium, tantiem for the Board of Directors and the Board of Commissioners	Management	For	For
4.	Authorize the Board of Directors to appoint of Independent Public Accountant to Audit Company's books for book year 2009 and the partnership and community development program for book year 2009	Management	For	For
5.	Authorize the Board of Commissioners to increase capital in line with Management Stock Option Program as determined in shareholders general meeting of the Company	Management	For	For
6.	Approve to change in the Board of Commissioners	Management	For	For
7.
Approve and ratify on regulation of the ministry of state owned enterprises No. per 05/mbu/2008 on 03 SEP 2008 regarding the general guidelines supplying goods and services of the state owned enterprises
		Management	For	For
8.	Approve to increase Company placement in Bank Syariah Bri	Management	For	For
9.	Approve to implement on regulation of the ministry of state owned enterprises No.s196/mbu/2009 on 23 MAR 2009	Management	For	For

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type	MIX
Ticker Symbol		Meeting Date	26-Jun-2009
ISIN	ID1000068703	Agenda	701952663 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Approve the annual report for the YE 2008	Management	For	For
A.2	Ratify the financial statements for the YE 2008	Management	For	For
A.3	Approve to determine the utilization of net Company's profit for book year 2008	Management	For	For
A.4	Authorize the Board of Directors to appoint Independent Public Accountant to Audit Company's books for book year 2009	Management	For	For
E.1.1
Approve to pledge a part of or the entire assets owned directly or undirectly by the Company to its creditors, either the Creditors or the Company or the Company's subsidiary, including but unlimited to pawn or pledge of a part of or the entire shares of subsidiary
Company owned directly or indirectly by the Company
		Management	For	For
E.1.2
Approve to pledge a part of or the entire assets owned directly or undirectly by the Company to its Creditors, either the Creditors or the Company or the Company's subsidiary, including but unlimited to fiducia on bank bills, insurance claim, inventory, and escrow account of the Company or subsidiary Company
		Management	For	For
E.1.3
Approve to pledge a part of or the entire assets owned directly or undirectly by the Company to its Creditors, either the Creditors or the Company or the Company's subsidiary, including but unlimited to guarantee or pledge of other liquid and or fixed assets owned by the Company or subsidiary Company to obtain financing or
credit from a 3rd party for the Company or subsidiary Company at present time or in the future
		Management	For	For
E.2	Approve to change and ratify the Commissioners structure	Management	For	For

PT INDAH KIAT PULP & PAPER CORPORATION TBK
Security	Y71278116	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2009
ISIN	ID1000062201	Agenda	701969822 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the report of the Board of Directors, the financial statement and Acquit Et De Charge for the Members of the Board of Directors and the Commissioners of the Company for the book year 2008	Management	For	For
2.	Approve to determine the utilization of the net Company profit for the book year 2008	Management	For	For
3.	Appoint the Public Accountant Independent and authorize to Director to determine honorarium for the book year 2009	Management	For	For
4.	Approve to change the Members of the Board of Directors and the Commissioners of the Company	Management	For	For

PT INDO TAMBANGRAYA MEGAH TBK
Security	Y71244100	Meeting Type	MIX
Ticker Symbol		Meeting Date	17-Apr-2009
ISIN	ID1000108509	Agenda	701862321 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 543237 DUE TO CHANGE IN VO-TING STATUS OF
RESOLUTION A.6. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL-BE DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK-YOU.
Non-Voting
A.1	Approve the Company annual report for book year 2008	Management	For	For
A.2	Ratify the financial report for book year 2008	Management	For	For
A.3	Approve the utilization of Company's profit for book year 2008	Management	For	For
A.4	Authorize the Board of Directors to appoint an Independent Public Accountant to audit Company's books for book year 2009 and to determine their honorarium	Management	For	For
A.5	Approve to determine the remuneration package for Board of Directors and Commissioners for book year 2009	Management	For	For
A.6	Others	Non-Voting
E.1	Approve the change in the Board of Commissioners and the Board of Directors	Management	For	For
E.2	Amend the Articles of Association	Management	For	For

PT INDOFOOD SUKSES MAKMUR TBK
Security	Y7128X128	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-May-2009
ISIN	ID1000057003	Agenda	701930326 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Board of Directors report for book year 2008	Management	For	For
2.	Ratify the financial report for book year 2008	Management	For	For
3.	Approve to determine the utilization of net Company's profit for book year 2008	Management	For	For
4.	Authorize the Board of Directors to appoint the Independent Public Accountant to Audit Company's books for book year 2009 and approve to determine their honorarium	Management	For	For
5.	Amend the Company Articles of Association related to the Board term of office	Management	For	For
6.	Approve the change in the Board of Management structure	Management	For	For

PT INTERNATIONAL NICKEL INDONESIA TBK
Security	Y39128148	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	26-Feb-2009
ISIN	ID1000109309	Agenda	701803846 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Appoint the Member of the Board of Commissioner	Management	For	For

PT INTERNATIONAL NICKEL INDONESIA TBK
Security	Y39128148	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	17-Apr-2009
ISIN	ID1000109309	Agenda	701879720 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the general meeting of receiving of short term credit facility revolving from Vale International SA up to USD 250,000,000.00 the transaction related material transaction	Management	For	For
2.	Approve the independent shareholders of receiving of short term credit facility revolving from Vale International SA up to USD 250,000,000.00 as specified	Management	For	For

PT INTERNATIONAL NICKEL INDONESIA TBK
Security	Y39128148	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-Apr-2009
ISIN	ID1000109309	Agenda	701873184 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Board of Directors report	Management	For	For
2.	Approve the Board of Commissioners report	Management	For	For
3.	Approve and ratify the Company financial report for book year 2008	Management	For	For
4.	Approve to utilize the net Company's profit for book year 2008	Management	For	For
5.	Appoint the Board of Commissioners	Management	For	For
6.	Appoint the Board of Directors	Management	For	For
7.	Approve the remuneration for the Board of Commissioners	Management	For	For
8.	Authorize the Board of Commissioners to determine salary and other remuneration for the Board of Directors	Management	For	For
9.	Authorize the Board of Directors to appoint the Independent Public Accountant to Audit Company's books for book year 2009 and approve to determine their honorarium	Management	For	For
10.	Other matter	Non-Voting

PT KALBE FARMA TBK
Security	Y71287190	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2009
ISIN	ID1000096803	Agenda	701894063 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the report of the Directors for the book year 2008	Management	For	For
2.	Approve the financial statement and give acquit ET DE charge for the Member Board of Directors and the Commissioners for book year 2008	Management	For	For
3.	Approve the profit allocation of the Company for book year 2008	Management	For	For
4.	Approve the salary and honorarium for the Member Board of Commissioners and the Directors	Management	For	For
5.	Appoint the Public Accountant and authorize the Director to determine honorarium	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PT LIPPO KARAWACI TBK
Security	Y7129W186	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-Apr-2009
ISIN	ID1000108905	Agenda	701855934 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve the Board of Directors report for book year 2008 and ratification of financial report for book year 2008 and acquit ET DE charge to the Board of Commissioner and the Board of Directors
as reflected in annual report
		Management	For	For
2.	Approve to determine the profit and loss statement for book year 2008	Management	For	For
3.	Authorize the Board of Directors to appoint Independent Public Accountant to Audit Company's books for book year 2009 and approve to determine their honorarium	Management	For	For
4.	Appoint the Board of Directors and the Board of Commissioners and approve to determine their salary/ honorarium and or other allowances	Management	For	For

PT MEDCO ENERGI INTERNASIONAL TBK
Security	Y7129J136	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2009
ISIN	ID1000053705	Agenda	701962804 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report 2008 and acquit et de charge to the Board of Commissioner and Director	Management	For	For
2.	Ratify the financial statement 2008	Management	For	For
3.	Approve the profit allocation	Management	For	For
4.	Appoint the public accountant and determine honorarium	Management	For	For
5.	Approve the Board of Director and Commissioner salary and allowances	Management	For	For

PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
Security	Y7136Y118	Meeting Type	MIX
Ticker Symbol		Meeting Date	23-Jun-2009
ISIN	ID1000111602	Agenda	701995776 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1
Approve the Directors annual report regarding the Company's
condition and activities in book year 2008; Report of the
Commissioners supervision, and partnership and building
environment program in book year 2008
		Management	For	For
A.2
Ratify the Company's financial report for book year 2008;
partnership and building Environment Program in book year 2008, and grant discharge to the Directors and Commissioners [volledig acquit decharge] from their Managerial and Supervision in book year 2008
		Management	For	For
A.3	Approve to determine the Company's Profit utilization and determine dividend for book year 2008	Management	For	For
A.4	Approve to determine Salary/Honorarium, benefit, facility and tantiem for Board of Commissioners and Directors	Management	For	For
A.5	Appoint the Public Accountant to audit the Company's financial report in book year 2009	Management	For	For
E.1	Amend the Company's Article of Association	Management	For	For

PT SEMEN GRESIK PERSERO TBK
Security	Y7142G168	Meeting Type	MIX
Ticker Symbol		Meeting Date	26-Jun-2009
ISIN	ID1000106800	Agenda	702015113 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1
Approve the Board of Director's report regarding the Company's performance during the year 2008, including the report of
supervisory duty activities of the Board of Commissioners during the year 2008 and approve the annual report for the partnership and community development program during the year 2008
		Management	For	For
A.2
Ratify the Company's annual financial statements for the year
2008 and approve the annual report of PCDP for the year 2008 and thereby discharge the Board of direct and Commissioners
from their managerial responsibility [volledig at de charge] for year
2008
		Management	For	For
A.3	Approve the appropriation of the Company's net profit for the year 2008	Management	For	For
A.4	Approve to determine the tantieme for the year 2008 and salary/honorarium for the year 2009 and other allowances/facilities for both of the Board of Directors and Commissioners of the Company	Management	For	For
A.5
Appoint the registered Public Accountant to Audit Company's
financial statement for the year 2009 and other periods in the year
2009 and appoint of registered Public Accountant to Audit
financial statement of PCDP for the year 2009
		Management	For	For
E.1	Approve the actions regarding the Plan to build new plant in west sumatera	Management	For	For
E.2	Amend the Company's Article of Association	Management	For	For

PT TAMBANG BATUBARA BUKIT ASAM (PERSERO) TBK
Security	Y8520P101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2009
ISIN	ID1000094006	Agenda	701955114 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Board of Directors report for book year 2008 and the partnership and community development program report for book year 2008	Management	For	For
2.
Ratify the financial report for book year 2008 and the partnership and community development program report for book year 2008
and Acquit Et De charge to the Board of Commissioner and the
Board of Directors as reflected in annual report
		Management	For	For
3.	Approve to determine the utilization of net Company's profit including cash dividend distribution for book year 2008	Management	For	For
4.	Approve to determine on Tantiem for the Board of Directors and the Board of Commissioners for book year 2008 and salary/honorarium including facility and other allowance for book year 2009	Management	For	For
5.	Authorize the Board of Directors to appoint of Independent Public Accountant to audit Company's books for book year 2009 and the partnership and community development program for book year 2009	Management	For	For
6.	Approve the buy back of Company shares	Management	For	For
7.
Approve to implement on regulation of the ministry of state owned enterprises No. Per 05/MBU/2008 on 03 SEP 2008 regarding the general guidelines supplying goods and services of the state owned enterprises
		Management	For	For

PT TIMAH TBK
Security	Y7148A124	Meeting Type	MIX
Ticker Symbol		Meeting Date	20-May-2009
ISIN	ID1000111800	Agenda	701902808 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Approve the Directors and Commissioners annual report for book year 2008	Management	For	For
A.2
Ratify the Company's financial statement and financial report of
Social and Environmental Responsibility Program for book year
2008 as well as granting acquit discharge to the Directors and
Commissioner for book year 2008
		Management	For	For
A.3	Approve the determination of profit allocation including dividend distribution for book year 2008	Management	For	For
A.4	Approve the determination of salary honorarium and other allowances for the Board of Directors and Commissioners for book year 2009	Management	For	For
A.5	Appoint the Public Accountant for book year 2009	Management	For	For
E.1	Approve the adjustment of AGM Resolution 2007 regarding Tantiem and Social and Responsibility Program	Management	For	For
E.2	Ratify the Company shares buy back	Management	For	For
E.3	Approve to implement Regulation No. PER-05 MBU 2008 Dated 03 SEP 2008 as one of the Company's guidance for goods and services production	Management	For	For
E.4	Approve to change the Member of Directors and Commissioners	Management	For	For

PT UNILEVER INDONESIA TBK
Security	Y9064H141	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2009
ISIN	ID1000095706	Agenda	701907389 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Ratify the financial report for book year 2008 acquit et discharge to the Board of Commissioner and the Board of Directors as reflected in annual report and profit allocation	Management	For	For
2.	Authorize the Board of Directors to appoint of Independent Public Accountant to audit Company's books for book year 2009 and approve to determine their honorarium	Management	For	For
3.
Approve the change in the Board of Directors and the Board of
Commissioners, as well as determination on salary and
allowances for the Board of Directors and the Board of
Commissioners for book year 2009
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE, NON--NUMBERED AND NON-
VOTABLE RESOLUTION AND ADDITION OF TEXT IN
RESOLUTION 1. IF Y-OU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
	Other	Non-Voting

PT UTD TRACTORS TBK
Security	Y7146Y140	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2009
ISIN	ID1000058407	Agenda	701937370 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve and ratify the Board of Directors report for book year 2008 and the financial report for book year 2008	Management	For	For
2.	Approve to determine on the utilization of net Company's profit for book year 2008	Management	For	For
3.	Appoint the Board of management structure for period 2009 up to 2011	Management	For	For
4.	Authorize the Board of Directors to appoint the Independent Public Accountant to audit Company's books for book year 2009 and determine their honorarium	Management	For	For

Market Vectors Russia ETF

AEROFLOT RUSSIAN INTL AIRLS
Security	X00096101	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	11-Oct-2008
ISIN	RU0009062285	Agenda	701669333 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the order on EGM	Management	For	For
2.	Approve early termination of power of the Board of Directors	Management	For	For
3.	Elect the new Board of Directors	Management	For	For
4.	Approve the interested parties transactions	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CTC MEDIA INC
Security	12642X106	Meeting Type	Annual
Ticker Symbol	CTCM	Meeting Date	20-Apr-2009
ISIN	US12642X1063	Agenda	933034263 - Management
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	HANS-HOLGER ALBRECHT	For	For
2	PETER AVEN	For	For
3	CHARLES BURDICK	For	For
4	ALEXANDER RODNYANSKY	For	For
02	APPROVAL OF THE 2009 STOCK INCENTIVE PLAN AND THE RESERVATION OF 7,800,000 SHARES OF COMMON STOCK FOR ISSUANCE THEREUNDER.	Management	For	For
03	RATIFICATION OF THE SELECTION BY THE AUDIT COMMITTEE ERNST & YOUNG LLC AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR ENDING DECEMBER 31, 2009.	Management	For	For

EVRAZ GROUP SA, LUXEMBOURG
Security	30050A202	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	30-Jan-2009
ISIN	US30050A2024	Agenda	701795227 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE BE ADVISED THAT ITEM 1 OF THE AGENDA WILL
DETERMINE THE FORM OF DIVIDEN-D PAID TO EACH
DEPOSITARY RECEIPT HOLDER. A HOLDER THAT VOTES
"FOR", OR IN FAV-OR, WILL BE CONSIDERED A
"SUBSCRIBING SHAREHOLDER" AND RECEIVE THE
DIVIDEND IN-DEPOSITARY RECEIPTS. A HOLDER THAT
DOES NOT VOTE, VOTES "AGAINST", OR "ABSTAI-N" WILL
BE CONSIDERED AN "ABSTAINING SHAREHOLDER" AND
RECEIVE THE DIVIDEND IN-CASH. THANK YOU.
Non-Voting
1.
Acknowledge the modification of the method of payment of the
Announced Dividends as follows: (i) the dividend of USD 6.00 [six
US Dollars] for 1 [one] share/USD 2.00 [two US Dollars] for 1
[one]_GDR which have been paid on 18 December 2008 to the
shareholders of record of the Company as of 18 September 2008 in proportion to their participation in the share capital of the
Company as previously decided by the Board of Directors of the
Company; and (ii) Euro equivalent of the remaining dividend of
USD 2.25 [two US Dollars and twenty five cents] for 1 [one]
share/USD 0.75 [seventy five cents] for 1 [one]_GDR [individually for one shareholder referred to as a "Dividend Claim" and
collectively for all shareholders of the Company the "Dividend
Claims"] shall be either: (a) paid in cash to the shareholders [who select this option or abstained from voting, hereinafter "Abstaining
Shareholders'] in proportion to their participation in the share capital of the Company as previously decided by the Board of
Directors of t
Management	For	For
2.
Approve to increase the issued share capital of the Company by a maximum amount of Euro equivalent of USD 275,635,806.75 so
as to bring the Company's share capital from its current amount of
EUR 245,009,606.00 to a maximum amount of EUR
269,510,566.00 by the creation and issue of up to 12,250,480 new shares [the Shares], having the same rights and obligations as the existing shares, the shares will be issued at a total issue price of
USD 22.50 each, with a nominal value of EUR 2.00 each with a balance allocated to the share premium account and will be fully paid up through a contribution in kind consisting of the contribution of the claims for dividends the subscribers have against the
Company further to the change of method of payment of the
dividends announced by the Board of Directors on 28 AUG 2008
Management	Abstain	Against
3.	Amend Article 5 al.1 of the Articles in order to reflect the decisions taken under the preceding resolution	Management	For	For
Miscellaneous	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

EVRAZ GROUP SA, LUXEMBOURG
Security	30050A202	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	15-May-2009
ISIN	US30050A2024	Agenda	701945757 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Approve the report of the Statutory Auditor on the stand-alone accounts as per 31 DEC 2008	Management	For	For
1.2	Approve the stand-alone accounts audited by the External Auditor of the Company as per 31 DEC 2008	Management	For	For
1.3
Approve to allocate the results for the period ending on 31 DEC
2008 as specified: in order to comply with applicable laws, the
Company will procure allocation of 5% of net profit to the legal reserve until such reserve reach 10% of the share capital, no additional allocations or distribution of profit in form of the annual dividends for 2008 shall be made
Management	For	For
2.1	Approve the reports of the Board of Directors and the External Auditor on the consolidated accounts as per 31 DEC 2008	Management	For	For
2.2	Approve the consolidated accounts audited by the External Auditor for the year ending on 31 DEC 2008	Management	For	For
3.	Grant discharge: i) the Directors of the Company, (ii) the Statutory Auditor and (iii) the External Auditor for the execution of their mandate until 31 DEC 2008	Management	Abstain	Against
41A.1	Appoint Mr. Alexander Abramov as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A.2	Appoint Mr. Otari Arshba as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A.3	Appoint Mr. Gennady Bogolyubov as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A.4	Appoint Mr. James W. Campbell as a Company director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A.5	Appoint Mr. Philippe Delaunois as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A.6	Appoint Mr. Alexander Frolov as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A.7	Appoint Ms. Olga Pokrovskaya as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A.8	Appoint Mr. Terry J. Robinson as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A.9	Appoint Mr. Eugene Shvidler as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
41A10	Appoint Mr. Eugene Tenenbaum as a Company Director, for a period ending immediately after the approval of the annual accounts of the Company covering the period 01 JAN 2009-31 DEC 2009	Management	For	For
4.1.B	Appoint Ms. Alexandra Trunova as a Statutory Auditor of the Company until approval of the annual accounts of the Company covering the period of 01 JAN 2009-31 DEC 2009	Management	For	For
4.1.C	Appoint Ernst & Young as an External Auditor of the Company until approval of the annual accounts of the Company covering the period of 01 JAN 2009-31 DEC 2009	Management	For	For
4.2
Approve to determine the level of remuneration of all the Directors of the Company [with exception for Mr. Otari Arshba] to be fixed for all Management services rendered in respect of each FY and being a flat annual fee of USD 150,000 payable by monthly
installments of USD 12,500 payable on the 25th day of each
calendar month, in addition to the aforementioned, any Director may get an additional compensation for (a) serving as a Chairman on one or more of the Board Committees created and/or to be
created by the Board of Directors pursuant to the Articles of
Associations of the Company, in such case, such Director will be granted a fee payable by the Company together with the annual fees in the amount of USD 50,000, payable in monthly
installments of USD 4,166.66; and (b) participating as the Member of the Board Committees for the fee of USD 24,000 payable in monthly installments of USD 2,000 for the avoidance of doubt, the fees payable for the Chairmanship of the Committee shall exclude the right to claim the
Management	Abstain	Against
4.3
Approve to determine the remuneration of Mr. Alexander V. Frolov
[as the Managing Director/Chief Executive Officer of the
Company, subject to his election by the Board of Directors at the meeting immediately following the AGM] consisting of the
following: (i) the Directors fee as stated in paragraph 4.2 above plus any applicable fees for participation in the work of the Board
Committees; and (ii) a bonus [which the Company is in no
obligation to pay and if the Company shall pay a bonus in any one year, this shall not give rise to a contractual entitlement to a bonus in future years] subject to the discretion of the Remuneration
Committee of the Company and approval by the Board of
Directors of the Company, the bonus contemplated is subject to the achievement of a performance condition based on the target value figures set out by the Board of Directors for the Chairman of
the Board as to the key performance indicators
Management	Abstain	Against
4.4
Authorize the Managing Director/Chief Executive Officer of the
Company to sign the Management Service Agreements [including any amendments and modifications thereto] with Messrs. James
Campbell, Philippe Delaunois and Terry J. Robinson [as the
Independent Directors of the Company]
Management	Abstain	Against

FEDERAL GRID CO UNI ENERGY SYS JT STK CO
Security	X2393G109	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	30-Jun-2009
ISIN	RU000A0JPNN9	Agenda	701962258 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report as of FY 2008	Management	For	For
2.	Approve the annual accounting report, profit and losses report as of FY 2008	Management	For	For
3.	Approve the distribution of profit and losses for FY 2008	Management	For	For
4.	Approve the non payment of dividends as of 2008 FY	Management	For	For
5.	Elect the Board of Directors	Management	For	For
6.	Elect the Audit Commission	Management	For	For
7.	Approve the Auditor	Management	For	For
8.	Approve the new edition of the Charter of the Company	Management	For	For
9.	Approve the new edition of the provision on the Order of the Board of Directors	Management	For	For
10.	Approve the new edition of the provision on the Order of the Managing Board	Management	For	For

GAZPROM NEFT
Security	36829G107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	20-Nov-2008
ISIN	US36829G1076	Agenda	701761670 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to terminate ahead-of-schedule the powers of the Members of JSC Gazprom Neft Board of Directors	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO
RESOLUTION NUMBER 2 REGARDING TH-E ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEET-ING. PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIO-NS.
Non-Voting

Voting on Resolution number 2 on this agenda is cumulative.
Upon choosing the-affirmative voting varient the share holder has the right to give his or her v-otes, gathered in such a way, entirely to one candidate or to two or more cand-idates. The ten
candidates who gather the most votes will be considered electe-d to the Board of Directors.
Non-Voting
2.1	Elect Mr. Golubev Valery Alexandrovich to the Board of Directors of JSC Gazprom Neft	Management
2.2	Elect Mr. Dubik Nikolay Nikolaevich to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.3	Elect Mr. Dyukov Alexander Valerievich to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.4	Elect Mr. Claudio Descalzi to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.5	Elect Mr. Kruglov Andrey Vyacheslavovich to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.6	Elect Mr. Marco Alvera to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.7	Elect Mr. Miller Alexey Borisovich to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.8	Elect Mr. Minlikaev Valery Ziryakovich to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.9	Elect Mr. Mikheev Alexander Leonidovich to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.10	Elect Mr. Pavlova Olga Petrovna to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.11	Elect Mr. Podyuk Vasily Grigorievich to the Board of Directors of JSC Gazprom Neft	Management	For	For
2.12	Elect Mr. Seleznev Kirill Gennadievich to the Board of Directors of JSC Gazprom Neft	Management
3.
Approve the following transactions of JSC Gazprom Neft:
interested-party transactions and transactions which may be
undertaken in future in the process of implementation of the ordinary economic activity before the date of holding of the next
AGM of shareholders of JSC Gasprom Neft
Management	Abstain	Against

GAZPROM NEFT
Security	36829G107	Meeting Type	Consent
Ticker Symbol	GZPFY	Meeting Date	20-Nov-2008
ISIN	US36829G1076	Agenda	932974214 - Management
Item	Proposal	Type	Vote	For/Against Management
2A	MARCO ALVERA	Management	For
2B	CLAUDIO DESCALZI	Management	For
2C	DUBIK NIKOLAY NIKOLAEVICH	Management	For
2D	DYUKOV ALEXANDER VALERIEVICH	Management	For
2E	GOLUBEV VALERY ALEXANDROVICH	Management	Against
2F	KRUGLOV ANDREY VYACHESLAVOVICH	Management	For
2G	MILLER ALEXEY BORISOVICH	Management	For
2H	MINLIKAEV VALERY ZIRYAKOVICH	Management	For
2I	MIKHEEV ALEXANDER LEONIDOVICH	Management	For
2J	PAVLOVA OLGA PETROVNA	Management	For
2K	PODYUK VASILY GRIGORIEVICH	Management	For
2L	SELEZNEV KIRILL GENNADIEVICH SELEZNEV KIRILL GENNADIEVICH	Management	Against
2M	AGAINST ON ALL CANDIDATES	Management	Against
2N	ABSTAIN ON ALL CANDIDATES	Management	Against

GAZPROM NEFT
Security	36829G107	Meeting Type	Consent
Ticker Symbol	GZPFY	Meeting Date	20-Nov-2008
ISIN	US36829G1076	Agenda	932972208 - Management
Item	Proposal	Type	Vote	For/Against Management
01	TO TERMINATE AHEAD-OF-SCHEDULE THE POWERS OF THE MEMBERS OF JSC GAZPROM NEFT BOARD OF DIRECTORS.	Management	For
03	TO APPROVE THE INTERESTED-PARTY TRANSACTIONS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	Abstain

GAZPROM NEFT
Security	36829G107	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	22-Jun-2009
ISIN	US36829G1076	Agenda	702002712 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 582055 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the annual report of JSC Gazprom Neft for 2008 [Schedule 1]	Management	For	For
2.	Approve the annual financial statements of JSC Gazprom Neft for 2008, including profit and loss statement of JSC Gazprom Neft [Schedule 2]	Management	For	For
3.
Approve the distribution of the profit of JSC Gazprom Neft upon the results of 2008 [Schedule 3] and to pay dividends upon the results of the FY 2008 in the amount of RUB 5.4 for one common share; the dividends paid by 31 MAY 2010 in accordance with the method specified in the register of shareholders; any expenses related to transfer of dividends shall be covered by a shareholder
Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
4.1	Elect Alisov Vladimir Ivanovich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.2	Elect Golubev Valery Aleksandrovich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.3	Elect Dubik Nikolai Nikolaevich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.4	Elect Dyukov Alexander Valerievich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.5	Elect Claudio Descalzi as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.6	Elect Kruglov Andrei Vyacheslavovich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.7	Elect Miller Alexei Borisovich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.8	Elect Mikheyev Alexander Leonidovich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.9	Elect Pavlova Olga Petrovna as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.10	Elect Podyuk Vasiliy Grigorievich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.11	Elect Seleznev Kirill Gennadievich as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
4.12	Elect Umberto Vergine as a Member of the Board of Directors of JSC Gazprom Neft	Management	For	For
5.1	Elect Ishutin Rafael Vladimirovich as a Member of the Audit Commission of JSC Gazprom Neft	Management	For	For
5.2	Elect Belobrov Andrei Viktorovich as a Member of the Audit Commission of JSC Gazprom Neft	Management	For	For
5.3	Elect Kovalev Vitaly Anatolievich as a Member of the Audit Commission of JSC Gazprom Neft	Management	For	For
6.
Approve JSC PricewaterhouseCoopers Audit as the JSC
Gazprom Neft External Auditor for the execution of an audit in accordance with the Russian Accounting Standards [RAS] and the
Generally Accepted Accounting Principles [US GAAP]
Management	For	For
7.
Approve to pay remuneration to the Members of the Board of
Directors of JSC Gazprom Neft for 2008 and the procedure for calculation of remuneration to the Members of the Board of
Directors [Schedule 4]
Management	For	For
8.
Approve to pay remuneration to the Members of the Auditing
Commission of JSC Gazprom Neft for 2008 in the following
amounts: the Chairman of the Auditing Commission RUB
1,200,000, the Members of the Auditing Commission RUB
830,000 [each]
Management	For	For

GAZPROM NEFT
Security	36829G107	Meeting Type	Annual
Ticker Symbol	GZPFY	Meeting Date	22-Jun-2009
ISIN	US36829G1076	Agenda	933106278 - Management
Item	Proposal	Type	Vote	For/Against Management
4A	TO ELECT ALISOV VLADIMIR IVANOVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4B	TO ELECT GOLUBEV VALERY ALEKSANDROVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4C	TO ELECT DUBIK NIKOLAI NIKOLAEVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4D	TO ELECT DYUKOV ALEXANDER VALERIEVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4E	TO ELECT CLAUDIO DESCALZI AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4F	TO ELECT KRUGLOV ANDREI VYACHESLAVOVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4G	TO ELECT MILLER ALEXEI BORISOVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4H	TO ELECT MIKHEYEV ALEXANDER LEONIDOVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4I	TO ELECT PAVLOVA OLGA PETROVNA AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4J	TO ELECT PODYUK VASILIY GRIGORIEVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4K	TO ELECT SELEZNEV KIRILL GENNADIEVICH AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For
4L	TO ELECT UMBERTO VERGINE AS THE BOARD OF DIRECTOR OF JSC GAZPROM NEFT	Management	For

GAZPROM NEFT
Security	36829G107	Meeting Type	Consent
Ticker Symbol	GZPFY	Meeting Date	22-Jun-2009
ISIN	US36829G1076	Agenda	933106090 - Management
Item	Proposal	Type	Vote	For/Against Management
01	TO APPROVE THE ANNUAL REPORT OF JSC GAZPROM NEFT FOR 2008.	Management	For
02	APPROVE ANNUAL FINANCIAL STATEMENTS OF JSC GAZPROM NEFT, INCLUDING PROFIT AND LOSS STATEMENT OF JSC GAZPROM NEFT.	Management	For
03	DISTRIBUTION OF PROFIT OF JSC GAZPROM NEFT, INCLUDING PAYMENT OF DIVIDENDS UPON RESULTS: (A) APPROVE DISTRIBUTION OF PROFIT, (B) PAY DIVIDENDS UPON RESULTS IN AMOUNT OF 5.4 RUBLES.	Management	For
5A	ELECT ISHUTIN RAFAEL VLADIMIROVICH AS MEMBER OF AUDIT COMMISSION	Management	For
5B	ELECT BELOBROV ANDREI VIKTOROVICH AS MEMBER OF AUDIT COMMISSION	Management	For
5C	ELECT KOVALEV VITALY ANATOLIEVICH OF MEMBER OF AUDIT COMMISSION	Management	For
06	TO APPROVE JSC "PRICEWATERHOUSECOOPERS AUDIT" AS THE JSC GAZPROM NEFT EXTERNAL AUDITOR FOR THE EXECUTION OF AN AUDIT.	Management	For
07	ON REMUNERATION TO MEMBERS OF BOARD OF DIRECTORS. (A) TO PAY REMUNERATION TO MEMBERS OF BOARD FOR 2008. (B) TO APPROVE THE PROCEDURE FOR CALCULATION OF REMUNERATION TO MEMBERS OF BOARD.	Management	For
08	PAY REMUNERATION TO MEMBERS OF AUDITING COMMISSION IN FOLLOWING AMOUNTS: CHAIRMAN OF AUDITING COMMISSION - 1.200.000 RUBLES; MEMBERS OF AUDITING COMMISSION - 830.000 ROUBLES (EACH).	Management	For

GAZPROM O A O
Security	368287207	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	26-Jun-2009
ISIN	US3682872078	Agenda	701968995 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
1.	Approval of the annual report of the Company.	Management	For	For
2.	Approval of the annual accounting statements, including the profit and loss reports [profit and loss accounts] of the Company.	Management	For	For
3.	Approval of the distribution of profit of the Company based on the results of 2008.	Management	For	For
4.	Regarding the amount of, time for and form of payment of dividends based on the results of 2008.	Management	For	For
5.	Approval of the External Auditor of the Company.	Management	For	For
6.	Regarding the remuneration of Members of the Board of Directors and Audit Commission of the Company.	Management	For	For
7.1
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding receipt by
OAO Gazprom of funds in a maximum sum of 500 million U.S.
dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
Management	For	For
7.2
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
Management	For	For
7.3
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
Management	For	For
7.4
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
State Corporation Bank for Development and Foreign Economic
Affairs [Vnesheconombank] regarding receipt by OAO Gazprom of funds in a maximum sum of 6 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15%
per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
Management	For	For
7.5
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Rosselkhozbank regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
Management	For	For
7.6
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company], to be entered into
pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a
maximum sum of 25 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of
Russian ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 2%.
Management	For	For
7.7
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 17 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
Management	For	For
7.8
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 100
million U.S. dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate [LIBOR] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
Management	For	For
7.9
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds in a maximum sum of 5 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
Management	For	For
7.10
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will, upon the terms
and conditions announced by it, accept and credit funds
transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions, as well as agreements between OAO
Gazprom and Gazprombank [Open Joint Stock Company]
regarding maintenance in the account of a non-reducible balance in a maximum sum not exceeding 20 billion rubles or its equivalent in a foreign currency for each transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the
relevant currency.
Management	For	For
7.11
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will, upon the terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts in
accordance with OAO Gazprom's instructions.
Management	For	For
7.12
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will, upon the terms and conditions
announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct operations through the
accounts in accordance with OAO Gazprom's instructions.
Management	For	For
7.13
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will, upon the
terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions.
Management	For	For
7.14
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will provide services to OAO Gazprom making use of the
Bank Client electronic payments system, including, without
limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of the bank as may be in effect at the time the services are provided.
Management	For	For
7.15
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will provide services to OAO Gazprom making use of the
Client Sberbank electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of Sberbank of Russia
OAO as may be in effect at the time the services are provided.
Management	For	For
7.16
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will provide services to OAO Gazprom
making use of the Bank Client electronic payments system,
including, without limitation, receipt from OAO Gazprom of
electronic payment documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO
Gazprom will pay for the services provided at such tariffs of ZAO
Gazenergoprombank as may be in effect at the time the services are provided.
Management	For	For
7.17
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will provide
services to OAO Gazprom making use of the Bank Client
electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment documents for
executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of OAO VTB Bank as may be in effect at the time the services are provided.
Management	For	For
7.18
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank [Open Joint Stock
Company], to be entered into under the General Agreement on
the Conduct of Conversion Operations between OAO Gazprom
and the bank dated as of September 12, 2006, No. 3446, in a
maximum sum of 500 million U.S. dollars or its equivalent in rubles, euros or other currency for each transaction.
Management	For	For
7.19
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities in connection with the subsidiaries challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million
U.S. dollars and for a period of not more than 14 months.
Management	For	For
7.20
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which OAO Gazprom will
grant suretyships to secure performance of OAO Gazprom's
subsidiaries' obligations to Sberbank of Russia OAO with respect to the bank's guarantees issued to the Russian Federation's tax authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million U.S. dollars and for a period of not more than 14 months.
Management	For	For
7.21
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities related to such companies' obligations to pay excise taxes in connection with exports of petroleum products that are subject to excise taxes, and eventual penalties, in a maximum sum of 1.8 billion rubles and for a period of not more than 14 months.
Management	For	For
7.22
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Nord Stream AG pursuant to which OAO Gazprom will issue a
guarantee [suretyship] to Nord Stream AG to secure performance of OOO Gazprom Export's obligations under a gas transportation agreement between Nord Stream AG and OOO Gazprom Export,
including its obligations to pay a tariff for the transportation of gas via the North Stream gas pipeline on the basis of an agreed-upon model for calculating the tariff, in an aggregate maximum sum of
24.035 billion euros.
Management	For	For
7.23
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] undertakes under
instructions of OAO Gazprom and for a fee not exceeding 0.5%
per annum, to open on a monthly basis documentary irrevocable uncovered letters of credit in favor of AK Uztransgaz in connection with payments for its services related to natural gas transportation across the territory of the Republic of Uzbekistan, with the maximum amount under all of the simultaneously outstanding
letters of credit being 81 million U.S. dollars.
Management	For	For
7.24
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will grant
OAO Beltransgaz temporary possession and use of the facilities of the Yamal-Europe trunk gas pipeline system and related service equipment that are situated in the territory of the Republic of
Belarus for a period of not more than 12 months and OAO
Beltransgaz will make payment for using such property in a
maximum sum of 6.33 billion rubles.
Management	For	For
7.25
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromregiongaz pursuant to which OAO Gazprom will
grant OAO Gazpromregiongaz temporary possession and use of
the property complex of the gas distribution system, comprised of facilities designed to transport and supply gas directly to
consumers [gas off taking pipelines, gas distribution pipelines, inter-township and street gas pipelines, high-, medium- and low-
pressure gas pipelines, gas flow control stations and buildings], for a period of not more than 12 months and OAO Gazpromregiongaz will make payment for using such property in a maximum sum of
769.4 million rubles.
Management	For	For
7.26
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which OAO Gazprom
will grant ZAO Gazprom Neft Orenburg temporary possession and use of the wells and downhole and above-ground well equipment within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period of not more than 12 months and ZAO
Gazprom Neft Orenburg will make payment for using such
property in a maximum sum of 1.5 billion rubles.
Management	For	For
7.27
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromtrubinvest pursuant to which OAO Gazprom will
grant OAO Gazpromtrubinvest temporary possession and use of
the building and equipment of a tubing and casing manufacturing facility with a thermal treatment shop and pipe coating unit, situated in the Kostromskaya Region, town of Volgorechensk, for a period of not more than 12 months and OAO Gazpromtrubinvest will make payment for using such property in a maximum sum of
451 million rubles.
Management	For	For
7.28
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Lazurnaya pursuant to which OAO Gazprom will grant OAO
Lazurnaya temporary possession and use of the property of the first and second units of the Lazurnaya Peak Hotel complex,
situated in the city of Sochi, for a period of not more than 12 months and OAO Lazurnaya will make payment for using such
property in a maximum sum of 93.3 million rubles.
Management	For	For
7.29
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, as well as of the building and equipment of the repair and machining shop at the
Southern Regional Repair Base, situated in the Stavropolskiy
Province, town of Izobilnyi, for a period of not more than 12 months and DOAO Tsentrenergogaz of OAO Gazprom will make
payment for using such property in a maximum sum of 115.5
million rubles.
Management	For	For
7.30
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of the
infrastructure facilities of the railway stations of the Surgutskiy
Condensate Stabilization Plant, of the Sernaya railway station and of the Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, as well as the facilities of the railway line from the Obskaya station to the
Bovanenkovo station, for a period of not more than 12 months and
OOO Gazpromtrans will make payment for using such property in a maximum sum of 2.1 billion rubles.
Management	For	For
7.31
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of methanol
tank cars for a period of not more than 5 years and OOO
Gazpromtrans will make payment for using such property in a
maximum sum of 190 million rubles
Management	For	For
7.32
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tsentrgaz pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic that are situated in the Tulskaya Region,
Shchokinskiy District, township of Grumant, for a period of not more than 12 months and OAO Tsentrgaz will make payment for
using such property in a maximum sum of 24.1 million rubles.
Management	For	For
7.33
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Druzhba pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment facilities, transformer substations, entrance checkpoints, cottages, utility networks, metal fences, parking area, ponds, roads, pedestrian crossings, playgrounds, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's
Lodge, garage, as well as service machinery, equipment, furniture and accessories] situated in the Moscow Region, Naro-Fominskiy
District, village of Rogozinino, for a period of not more than 12 months and OAO Druzhba will make payment for using such
property in a maximum sum of 249.55 million rubles.
Management	For	For
7.34
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom will
grant OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized compact full-function gas and water treatment installations for coal bed methane extraction wells, well-head equipment, borehole
enlargement device, and pressure core sampler] located in the
Rostovskaya Region, town of Kamensk-Shakhtinskiy, and the
Kemerovskaya Region, city of Novokuznetsk, for a period of not more than 12 months and OAO Gazprom Promgaz will make
payment for using such property in a maximum sum of 3.5 million rubles.
Management	For	For
7.35
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumenskaya Region and are used to house a branch of
Gazprombank [Open Joint Stock Company], with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required to use that building, with an area of
3,371 square meters, for a period of not more than 12 months and
Gazprombank [Open Joint Stock Company] will make payment for using such property in a maximum sum of 2.61 million rubles.
Management	For	For
7.36
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Salavatnefteorgsintez pursuant to which OAO Gazprom will grant OAO Salavatnefteorgsintez temporary possession and use of the gas condensate pipeline running from the
Karachaganakskoye gas condensate field to the Orenburgskiy
Gas Refinery for a period of not more than 12 months and OAO
Salavatnefteorgsintez will make payment for using such property in a maximum sum of 347 thousand rubles.
Management	For	For
7.37
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom pursuant to which OAO Gazprom will grant
OAO Vostokgazprom temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OAO Vostokgazprom will make
payment for using such property in a maximum sum of 109
thousand rubles.
Management	For	For
7.38
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OAO Gazprom will grant
OOO Gazprom Export temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OOO Gazprom Export will make
payment for using such property in a maximum sum of 129
thousand rubles.
Management	For	For
7.39
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will grant
OAO Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation for a period of not more than 12 months and OAO Gazprom Neft will make payment
for using such property in a maximum sum of 132 thousand
rubles.
Management	For	For
7.40
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
will grant OAO Gazprom Space Systems temporary possession
and use of an ERP software and hardware solution, System for
Managing OAO Gazprom's Property and Other Assets at OAO
Gazcom Level [ERP], for a period of not more than 12 months and
OAO Gazprom Space Systems will make payment for using such
property in a maximum sum of 1.15 million rubles.
Management	For	For
7.41
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which OAO Gazprom will grant
ZAO Yamalgazinvest temporary possession and use of an ERP
software and hardware solution, System for Managing OAO
Gazprom's Property and Other Assets at ZAO Yamalgazinvest
Level [ERP], for a period of not more than 12 months and ZAO
Yamalgazinvest will make payment for using such property in a maximum sum of 1.74 million rubles.
Management	For	For
7.42
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities within the composition of buildings, communications lines, communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city of
Kaliningrad, in the Smolenskaya Region of the Russian
Federation and in the territory of the Republic of Belarus, for a period of not more than 12 months and ZAO Gaztelecom will
make payment for using such property in a maximum sum of
204.8 million rubles.
Management	For	For
7.43
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO TsentrCaspneftegaz pursuant to which OAO Gazprom will
extend to OOO TsentrCaspneftegaz long-term loans in an
aggregate maximum sum of 12.6 billion rubles for the purpose of development by it in 2009-2011 of the Tsentralnaya geological structure.
Management	For	For
7.44
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will issue guarantees to the Russian Federation's customs authorities with respect to the obligations of OAO Gazprom as a customs broker to pay customs payments and eventual interest and penalties, in a maximum sum of 50 million rubles, with the bank to be paid a fee at a rate of not more than 1% per annum of the amount of the guarantee.
Management	For	For
7.45
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas in an amount of not more than 300 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 886.9 billion rubles.
Management	For	For
7.46
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes under instructions of OAO Gazprom and for a fee of not more than 200 million rubles, in its own name, but for OAO
Gazprom's account, to accept and, through OOO
Mezhregiongaz's electronic trading site, sell gas produced by
OAO Gazprom and its affiliates, in an amount of not more than
11.25 billion cubic meters for a maximum sum of 20 billion rubles.
Management	For	For
7.47
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz will
deliver and OAO Gazprom will accept [off-take] gas purchased by
OOO Mezhregiongaz from independent entities, in an amount of not more than 21.9 billion cubic meters for a maximum sum of 70 billion rubles.
Management	For	For
7.48
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OOO Gazprom Export
undertakes under instructions of OAO Gazprom and for a fee of not more than 55 million rubles, in its own name, but for OAO
Gazprom's account, to accept and sell in the market outside the customs territory of the Russian Federation liquid hydrocarbons owned by OAO Gazprom, including crude oil, gas condensate and refined products [gasoline, liquefied gases, etc.], in an amount of not more than 1.25 million tons for a maximum sum of 11 billion rubles.
Management	For	For
7.49
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas purchased by
OAO Gazprom from OAO LUKOIL and stored in underground gas
storage facilities, in an amount of not more than 3.39 billion cubic meters, and will pay for gas a maximum sum of 9.1 billion rubles.
Management	For	For
7.50
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Northgas pursuant to which ZAO Northgas will deliver and
OAO Gazprom will accept [off-take] gas in an amount of not more than 4.8 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 4 billion rubles.
Management	For	For
7.51
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Severneftegazprom pursuant to which OAO
Severneftegazprom will deliver and OAO Gazprom will accept [off-
take] gas in an amount of not more than 24.2 billion cubic meters and will pay for gas a maximum sum of 23 billion rubles.
Management	For	For
7.52
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg will deliver and OAO Gazprom will accept [off-take]
unstable crude oil in an amount of not more than 650 thousand tons and will pay for crude oil a maximum sum of 5.3 billion rubles.
Management	For	For
7.53
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [off-take] dry stripped gas processed at gas refining complexes in an amount of not more than 4.5 billion cubic meters and will pay for gas a maximum sum of 5.1 billion rubles.
Management	For	For
7.54
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will sell
and OAO SIBUR Holding will buy ethane fraction in a total amount of 4.885 million tons for a maximum sum of 33.707 billion rubles.
Management	For	For
7.55
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding
undertakes under instructions of OAO Gazprom and for a fee of not more than 30 million rubles, to enter into: in OAO Gazprom's name and for OAO Gazprom's account: agreements providing for the processing of ethane fraction in an amount of not more than
275 thousand tons and with the maximum cost of ethane fraction processing services being 2.6 billion rubles; and agreements providing for the sale of ethane fraction processing products
[polyethylene] in an amount of not more than 180 thousand tons for a maximum sum of 6.5 billion rubles; and in its own name, but for OAO Gazprom's account: agreements on arranging for the
transportation and storage of ethane fraction processing products
[polyethylene] owned by OAO Gazprom in an amount of not more than 36 thousand tons for a maximum s
Management	For	For
7.56
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 1.2 billion cubic meters and
OAO SIBUR Holding will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1 billion rubles.
Management	For	For
7.57
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tomskgazprom pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 3 billion cubic meters and OAO
Tomskgazprom will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1.2 billion rubles.
Management	For	For
7.58
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters across the territory of the Russian Federation, CIS countries and Baltic states and OOO Mezhregiongaz will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 70 billion rubles.
Management	For	For
7.59
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 3.8 billion cubic meters and OAO
Gazprom Neft will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of
2.62 billion rubles.
Management	For	For
7.60
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters and OAO
NOVATEK will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 60 billion rubles..
Management	For	For
7.61
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the injection into and storage in underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for gas injection and storage a maximum sum of 400 million
rubles, as well as services related to arranging for the off-taking from underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for the off-taking of gas a maximum sum of 20 million rubles.
Management	For	For
7.62
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
a/s Latvijas Gaze pursuant to which OAO Gazprom will sell and
a/s Latvijas Gaze will purchase gas as follows: in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the second half of 2009 and in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the first half of 2010, as well as pursuant to which
a/s Latvijas Gaze will provide services related to injection into and storage in the Ineukalna underground gas storage facility of gas owned by OAO Gazprom, and related to its off-taking and
transportation across the territory of the Republic of Latvia, as follows: in the second half of 2009-services related to injection of gas in an amount of not more than 1.2 billion cubic meters,
services related to storage and off-taking of gas in an amount of not mor
Management	For	For
7.63
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
AB Lietuvos Dujos pursuant to which OAO Gazprom will sell and
AB Lietuvos Dujos will purchase gas as follows: in an amount of not more than 675 million cubic meters for a maximum sum of 180 million euros in the second half of 2009 and in an amount of not more than 790 million cubic meters for a maximum sum of 210
million euros in the first half of 2010, as well as pursuant to which
AB Lietuvos Dujos will provide services related to the
transportation of gas in transit mode across the territory of the
Republic of Lithuania as follows: in the second half of 2009-in an amount of not more than 743 million cubic meters, and OAO
Gazprom will pay for such gas transportation services a maximum sum of 3 million euros; and in the first half of 2010-in an amount of not more than 1.25 billion cubic meters, and OAO Gazprom will pay for such gas
Management	For	For
7.64
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
UAB Kauno termofikacijos elektrin  pursuant to which OAO
Gazprom will sell and UAB Kauno termofikacijos elektrin  will purchase gas as follows: in an amount of not more than 180
million cubic meters for a maximum sum of 48 million euros in the second half of 2009 and in an amount of not more than 225 million cubic meters for a maximum sum of 60 million euros in the first half of 2010.
Management	For	For
7.65
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which OAO Gazprom will deliver
and MoldovaGaz S.A. will accept [off-take] in 2010 gas in an amount of not more than 3.9 billion cubic meters and will pay for gas a maximum sum of 1.33 billion U.S. dollars.
Management	For	For
7.66
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which in 2010 MoldovaGaz S.A. will provide services related to the transportation of gas in transit mode across the territory of the Republic of Moldova in an amount of not more than 22.1 billion cubic meters and OAO Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 55.4 million U.S. dollars.
Management	For	For
7.67
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which KazRosGaz LLP will sell and
OAO Gazprom will purchase in 2010 gas in an amount of not
more than 1.2 billion cubic meters for a maximum sum of 150
million U.S. dollars.
Management	For	For
7.68
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which in 2010 OAO Gazprom will
provide services related to the transportation across the territory of the Russian Federation of gas owned by KazRosGaz LLP in an
amount of not more than 8.5 billion cubic meters and KazRosGaz
LLP will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 35.2 million U.S.
dollars.
Management	For	For
7.69
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will sell and
OAO Beltransgaz will purchase in 2010 gas in an amount of not more than 22.1 billion cubic meters for a maximum sum of 4.42 billion U.S. dollars, as well as pursuant to which in 2010 OAO
Beltransgaz will provide services related to the transportation of gas in transit mode across the territory of the Republic of Belarus via the gas transportation system of OAO Beltransgaz and via the
Byelorussian segment of Russia's Yamal-Europe gas pipeline in an amount of not more than 48.2 billion cubic meters and OAO
Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 700 million U.S.
dollars.
Management	For	For
7.70
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 500
thousand rubles.
Management	For	For
7.71
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 150
million rubles.
Management	For	For
7.72
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 350
million rubles.
Management	For	For
7.73
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
Space Systems undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 600 thousand rubles.
Management	For	For
7.74
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.6 billion rubles.
Management	For	For
7.75
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg undertakes, during the period from 01 JUL 2009 to
31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 29.69 million rubles.
Management	For	For
7.76
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, during the period from 01 JUL 2009 to 31 DEC
2010, in accordance with instructions from OAO Gazprom, to
provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.3 billion rubles.
Management	For	For
7.77
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 280 million rubles.
Management	For	For
7.78
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which ZAO Gaztelecom undertakes,
during the period from 01 JUL 2009 to 31 DEC 2010, in
accordance with instructions from OAO Gazprom, to provide
services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 6.35 million rubles.
Management	For	For
7.79
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Federal Research and Production Center
NefteGazAeroCosmos pursuant to which ZAO Federal Research
and Production Center NefteGazAeroCosmos undertakes, during
the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services a maximum sum of
6.7 million rubles.
Management	For	For
7.80
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event of loss or destruction of or damage to, including deformation of the original geometrical dimensions of the structures or
individual elements of, machinery or equipment; linear portions, technological equipment or fixtures of trunk gas pipelines,
petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at the facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs [insured property], as well as in the event of incurrence of losses by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property [insured events], to make
Management	For	For

payment of insurance compensation to OAO Gazprom or OAO
Gazprom's subsidiaries to which the insured property has been leased [beneficiaries], up to the aggregate insurance amount of not more than 10 trillion rubles in respect of all insured events, and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 5 billion rubles, with each agreement having a term of 1 year.

7.81
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life, health or property of other persons or to the environment as a result of an emergency or incident that occurs, amongst other things, because of a terrorist act at a hazardous industrial facility operated by OAO Gazprom
[insured events], to make an insurance payment to the physical persons whose life, health or property has been harmed, to the legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power
whose jurisdiction includes overseeing protection of the
environment, in the event that harm is caused to the environment
[beneficiaries], up to the aggregate insurance amount of not more than 30 million rubles, and OAO Gazprom undertakes to pay an insurance premium in a total ma
Management	For	For
7.82
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life or health of OAO Gazprom's employees [insured persons] as a result of an accident that occurs during the period of the insurance coverage on a 24-hour-a-day basis or diseases that are diagnosed during the effective period of the agreements [insured events], to make an insurance payment to the insured person or the person designated by him as his beneficiary or to the heir of the insured person [beneficiaries], up to the aggregate insurance amount of not more than 150 billion rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 40 million
rubles, with each agreement having a term of 1 year.
Management	For	For
7.83
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom or members of their
families or non-working retired former employees of OAO
Gazprom or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 90 billion rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 200 million rubles, with each agreement having a term of 1 year.
Management	For	For
7.84
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom Avtopredpriyatie, a branch of OAO Gazprom, or members of their families or non-working
retired former employees of OAO Gazprom Avtopredpriyatie, a
Management	For	For

branch of OAO Gazprom, or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 52.8 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 51.1 million
rubles, with each agreement having a term of 1 year.

7.85
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that OAO Gazprom, acting in its capacity as customs
broker, incurs liability as a result of any harm having been caused to the property of third persons represented by OAO Gazprom in connection with the conduct of customs operations [beneficiaries]
and/or any contracts with such persons having been breached
[insured events], to make an insurance payment to such persons up to the aggregate insurance amount of not more than 70 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 1 million rubles, with each agreement having a term of 3 years.
Management	For	For
7.86
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever harm [damage or destruction] is caused to a
transportation vehicle owned by OAO Gazprom, or it is stolen or hijacked, or an individual component, part, unit, device or
supplementary equipment installed on such transportation vehicle is stolen [insured events], to make an insurance payment to OAO
Gazprom [beneficiary] up to the aggregate insurance amount of not more than 840 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance premium in a total maximum
amount of 16 million rubles, with each agreement having a term of
1 year.
Management	For	For
7.87
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the following interested-party transactions that may be entered into by OAO Gazprom in the future in the ordinary course of business, agreement between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of: assertion against members of the Board of Directors or the
Management Committee of OAO Gazprom who are not persons
holding state positions in the Russian Federation or positions in the state civil service [insured persons] by physical or legal persons for whose benefit the agreement will be entered into and to whom harm could be caused, including shareholders of OAO
Gazprom, debtors and creditors of OAO Gazprom, employees of
OAO Gazprom, as well as the Russian Federation represented by its authorized agencies and representatives [third persons
[beneficiaries]], of claims for compensation of losses resulting from unintentional erroneous actions [inactio
Management	For	For

Gazprom of judicial or other costs to settle such claims [insured events], to make an insurance payment to the third persons
[beneficiaries] whose interests have been harmed, as well as to insured persons and/or OAO Gazprom in the event of incurrence of judicial or other costs to settle claims for compensation of losses, up to the aggregate insurance amount of not more than the ruble equivalent of 100 million U.S. dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance premium
in a total maximum amount equal to the ruble equivalent of 2 million U.S. dollars, such agreement to be for a term of 1 year.

7.88
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OAO Gazprom Space
Systems, OOO Gazpromtrans, OOO Gazprom Komplektatsiya,
OAO Lazurnaya, ZAO Gazprom Neft Orenburg, ZAO
Yamalgazinvest, OAO Salavatnefteorgsintez, DOAO
Tsentrenergogaz of OAO Gazprom and OAO Tsentrgaz [the
Contractors] pursuant to which the Contractors undertake to
perform from 30 AUG 2009 to 31 DEC 2009 in accordance with
instructions from OAO Gazprom the services of arranging for and proceeding with a stocktaking of the property, plant and
equipment of OAO Gazprom that are to be leased to the
Contractors and OAO Gazprom undertakes to pay for such
services an aggregate maximum sum of 2.5 million rubles.
Management	For	For
7.89
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which
DOAO Tsentrenergogaz of OAO Gazprom undertakes to perform
during the period from 01 JUL 2009 to 30 OCT 2010, in
accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subject: Development of regulatory documents in the area of maintenance and repair of equipment and structures , and to deliver the result of such work to OAO Gazprom and OAO Gazprom undertakes to accept the
result of such work and to pay for such work a total maximum sum of 31 million rubles.
Management	For	For
7.90
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazavtomatika of OAO Gazprom pursuant to which OAO
Gazavtomatika of OAO Gazprom undertakes to perform during
the period from 01 JUL 2009 to 30 JUN 2011, in accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subjects: Development of key regulations regarding the creation of integrated automatic process control systems for the operating facilities of subsidiary companies by type of activity [production, transportation, underground storage and refining of gas and gas condensate] ; and Development of model technical requirements for designing automation systems for facilities of software and hardware complex by type of activity
[production, transportation, storage and refining of gas and gas condensate] , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertake
Management	For	For
7.91
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of recommendations regarding the
determination of the amounts of overhead expenses and
anticipated profits in the construction of OAO Gazprom's wells ;
Development of a technology for remotely updating technological and other schemes directly in a graphical data base ;
Recommendations regarding the application and utilization of alternative types of energy resources for the gasification of industrial enterprises, households and transportation vehicles ;
and Preparation of a report on the financial and economic
feasibility of acquisition of shares owned by OOO NGK ITERA in
OAO Brats
Management	For	For
7.92
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of programs for the reconstruction and technological upgrading of the gas facilities of the Gazprom Group for 2010 ; Development of a Master Plan of the Siting of Facilities
for the Production and Sale of Liquefied Hydrocarbon Gases
[Propane-Butane] ; Organizing the metering of the quantities of gas, condensate and oil extracted from the subsoil in the process of development of gas condensate fields and oil and gas
condensate fields ; and Development of cost estimation standards and rules for the construction of trunk gas pipelines with a 12 MPa pressure rating to meet OAO Gazprom'
Management	For	For
PLEASE NOTE THIS AGENDA IS CONTINUED ON MEETING 583856, WHICH WILL CONTAIN RES-OLUTION ITEMS 7.93 - 9.11. THANK YOU.	Non-Voting

HYDRO OGK OJSC
Security	X34577100	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	10-Jun-2009
ISIN	RU000A0JPKH7	Agenda	701949399 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report, balance sheet, profit and loss statement for the year 2008 and profit and loss distribution and non payment of dividends for the year 2008	Management	For	For
2.	Approve the External Auditor	Management	For	For
3.	Approve the remuneration and compensation to be paid to the Members of the Board of Directors	Management	For	For
4.	Approve the increase of the Charter capital of the Company by additional share issue	Management	For	For
5.	Elect the Board of Directors	Management	For	For
6.	Elect the Audit Commission	Management	For	For

IRKUTSKENERGO AO
Security	X4013Q103	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	05-Sep-2008
ISIN	RU0008960828	Agenda	701649773 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THE SHAREHOLDERS WHO VOTE
AGAINST THE REORGANIZATION OF THE C-OMPANY OR DO
NOT PARTICIPATE IN VOTING WILL BE GRANTED WITH THE
RIGHT TO SEE T-HE SHARES OWNED BY THEM BACK TO
THE COMPANY. THE REPURCHASE PRICE IS NOT FIXED-
YET. IF THE FUNDS NEEDED FOR THE REPURCHASE OF
THE TOTAL AMOUNT OF SHARES REP-RESENTED BY
SHAREHOLDERS' REPURCHASE DEMANDS EXCEED 10% OF
THE COMPANY'S NET A-SSETS, THE DEMANDS WILL BE
EXECUTED ON PRO RATA BASIS. THANK YOU.
Non-Voting
1.	Approve the reorganization of the Company in form of allocation of the new Company Irkutsk Electric Networks from Irkutskenergo	Management	For	For
2.	Elect the Board of Directors of the Irkutsk Electric Networks Company	Management	Abstain	Against
3.	Approve the new edition of the Charter of Irkutskenergo Company	Management	Abstain	Against
4.	Approve the new edition of the provision on the Order of the Board of Directors of Irkutskenergo	Management	Abstain	Against
5.	Approve the new edition of the provision on the Order of the Executive Board of Irkutskenergo	Management	Abstain	Against
6.	Approve the new edition of the provision on the Order of the General Director of Irkutskenergo	Management	Abstain	Against

JOINT STK CO COMSTAR- UTD TELESYSTEMS
Security	47972P208	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	28-Jul-2008
ISIN	US47972P2083	Agenda	701661298 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the reorganization of the Company in form of affiliation of CJSC 'COMSTAR-DIRECT1' into Comstar-United Telesystems	Management	For	For
2.	Approve the introduction of amendments and addenda into the Charter of the Company	Management	For	For

JOINT STK CO COMSTAR- UTD TELESYSTEMS
Security	47972P208	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	06-Aug-2008
ISIN	US47972P2083	Agenda	701667264 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Reorganization of the Company in form of affiliation of the several Companies	Management	For	For
2.	Reorganization of the Company in form of affiliation of the several Companies	Management	For	For
3.	Introduction of amendments and addenda into the Charter of the Company	Management	For	For
4.	Introduction of amendments and addenda into the Charter of the Company	Management	For	For

JOINT STK CO COMSTAR- UTD TELESYSTEMS
Security	47972P208	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	20-Dec-2008
ISIN	US47972P2083	Agenda	701782472 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the redrafted regulation on the Board of Directors of the Company	Management	For	For
2.	Approve the redrafted regulation on the Managing Board of the Company	Management	For	For
3.	Approve the redrafted regulation on the General Shareholders' Meeting	Management	For	For

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTIO-NS BY THE INDICATED CUTOFF DATE.
THANK YOU.
Non-Voting

JOINT STK CO COMSTAR- UTD TELESYSTEMS
Security	47972P208	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	30-Jun-2009
ISIN	US47972P2083	Agenda	702006556 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve the functions of the Chairman of the General Meeting of
JSC Comstar-UTS shareholders shall be performed by the
Member of the Comstar-UTS Board of Directors D.V. Ustinov; the
functions of the Secretary of the General Meeting of JSC
Comstar-UTS shareholders shall be performed by the Corporate
Secretary of the Company
Management	For	For
2.	Approve the annual report, annual financial statements, including the income statement [profit & loss account] of JSC Comstar- United TeleSystems for the year 2008	Management	For	For
3.	Approve the distribution of JSC Comstar-UTS profit and loss based on results of financial reporting of the year 2008	Management	For	For
4.	Approve the payment of the annual dividend for 2008 on the Comstar-UTS OJSC common registered shares at the rate of 0.22 RUR per Comstar-UTS OJSC common registered share with a par value of 1 RUR	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Elect Abugov, Anton Vladimirovich as a Member of the Board of Directors of JSC Comstar-United TeleSystems	Management	For	For
5.2	Elect Goldin Anna as a Member of the Board of Directors of JSC Comstar-United TeleSystems	Management	For	For
5.3	Elect Drozdov Sergey Alexeevich as a Member of the Board of Directors of JSC Comstar- United TeleSystems	Management	For	For
5.4	Elect Ivanov Sergey Mikhaylovich as a Member of the Board of Directors of JSC Comstar-United TeleSystems	Management	For	For
5.5	Elect Pridantsev, Sergey Vladimirovich as a Member of the Board of Directors of JSC Comstar-United TeleSystems	Management	For	For
5.6	Elect Redling Yngve as a Member of the Board of Directors of JSC Comstar-United TeleSystems	Management	For	For
5.7	Elect Holtrop Thomas as a Member of the Board of Directors of JSC Comstar-United TeleSystems	Management	For	For
5.8	Elect Ustinov Dmitry Vladimirovich as a Member of the Board of Directors of JSC Comstar-United TeleSystems	Management	For	For
5.9	Elect Sommer Rom as a Member of the Board of Directors of JSC Comstar-United TeleSystems	Management	For	For
6.1	Elect Tokun Mikhail Vladimirovich to the Audit Committee of JSC Comstar-United TeleSystems	Management	For	For
6.2	Elect Motalova Natalya Vladimirovna to the Audit Committee of JSC Comstar-United TeleSystems	Management	For	For
6.3	Elect Platoshin Vasily Vasilievich to the Audit Committee of JSC Comstar-United TeleSystems	Management	For	For
7.
Approve the Unikon BDO CJSC as the Auditor of the Comstar-
UTS OJSC financial statements for 2009, prepared to the Russian
Accounting Standards; Deloitte & Touche CIS CJSC as the
Auditor of the Comstar-UTS OJSC financial statements for 2009, prepared to the US GAAP
Management	For	For
8.	Amend the Charter of JSC Comstar-UTS	Management	For	For
9.	Amend the By-Law on general meeting of shareholders of JSC Comstar-UTS	Management	For	For
10.	Amend the By-Law on the Management Board of JSC Comstar- UTS	Management	For	For
11.	Amend the By-Law of the President of JSC Comstar-UTS	Management	For	For
12.	Amend the By-Law on the Auditing Commission of JSC Comstar- UTS	Management	For	For
13.	Amend the By-Law on remunerations and compensations to the Members of the Board of Directors of JSC Comstar-UTS	Management	For	For

JSC MMC NORILSK NICKEL
Security	46626D108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	26-Dec-2008
ISIN	US46626D1081	Agenda	701781507 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To terminate pre-term the powers of the Board of Directors of OJSC MMC Norilsk Nickel.	Management	For	For

Please be advised that cumulative voting applies to resolution 2.
You may vot-e for one or two or more directors as you choose. If you have any questions; p-lease contact your Client Service
Representative for more information.  Thank-You.
Non-Voting
2.1	Elect Guerman R. Aliev as Director.	Management	Abstain	Against
2.2	Elect Dmitry O. Afanasyev as Director.	Management	Abstain	Against
2.3	Elect Sergey L. Batekhin as Director.	Management	Abstain	Against
2.4	Elect Tye Winston Burt as Director.	Management	For	For
2.5	Elect Andrey E. Bougrov as Director.	Management	For	For
2.6	Elect Alexander S. Bulygin as Director.	Management	For	For
2.7	Elect Alexander S. Voloshin as Director.	Management	Abstain	Against
2.8	Elect James Goodwin as Director.	Management	For	For
2.9	Elect Guy de Selliers de Moranville as Director.	Management	Against	Against
2.10	Elect Luca Cordero di Montezemolo as Director.	Management	Abstain	Against
2.11	Elect Andrey A. Klishas as Director.	Management	For	For
2.12	Elect Valery A. Matvienko as Director.	Management	For	For
2.13	Elect Bradford Allan Mills as Director.	Management	Against	Against
2.14	Elect Ardavan Moshiri as Director.	Management	Abstain	Against
2.15	Elect Alexander Polevoy as Director.	Management	Abstain	Against
2.16	Elect Mikhail D. Prokhorov as Director.	Management	For	For
2.17	Elect Maxim M. Sokov as Director.	Management	Abstain	Against
2.18	Elect Vladislav A. Soloviev as Director.	Management	Abstain	Against
2.19	Elect Vladimir I. Strzhalkovsky as Director.	Management	Abstain	Against
2.20	Elect Sergey V. Chemazov as Director.	Management	Abstain	Against
2.21	Elect Anton V. Cherny as Director.	Management	Abstain	Against
2.22	Elect John Gerard Holden as Director.	Management	For	For
2.23	Elect Heinz C. Schimmelbusch as Director.	Management	Against	Against

JSC MMC NORILSK NICKEL
Security	46626D108	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	30-Jun-2009
ISIN	US46626D1081	Agenda	701996449 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the MMC Norilsk Nickel's 2008 annual report	Management	For	For
2.	Approve MMC Norilsk Nickel's 2008 annual accounting statements including profit and loss statement	Management	For	For
3.	Approve the distribution of MMC Norilsk Nickel's profits and losses for 2008	Management	For	For
4.	Approve not to pay dividends on MMC Norilsk Nickel's shares for the year 2008	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Elect Mr. Guerman R. Aliev as a Member of the Board of Directors	Management	For	For
5.2	Elect Mr. Sergey L. Batekhin as a Member of the Board of Directors	Management	For	For
5.3	Elect Mr. Andrey E. Bougrov as a Member of the Board of Directors	Management	For	For
5.4	Elect Mr. Alexander S. Voloshin as a Member of the Board of Directors	Management	For	For
5.5	Elect Mr. Andrey A. Klishas as a Member of the Board of Directors	Management	For	For
5.6	Elect Mr. Valery V. Lukyanenko as a Member of the Board of Directors	Management	For	For
5.7	Elect Mr. Alexander Polevoy as a Member of the Board of Directors	Management	For	For
5.8	Elect Mr. Anton V. Chemy as a Member of the Board of Directors	Management	For	For
5.9	Elect Mr. Bradford Allan Mills as a Member of the Board of Directors	Management	For	For
5.10	Elect Mr. John Gerard Holden as a Member of the Board of Directors	Management	For	For
5.11	Elect Mr. Vasily N. Titov as a Member of the Board of Directors	Management	For	For
5.12	Elect Mr. Vladimir I. Strzhalkovsky as a Member of the Board of Directors	Management	For	For
5.13	Elect Mr. Dmitry O. Afanasyev as a Member of the Board of Directors	Management	For	For
5.14	Elect Mr. Anatoly B. Ballo as a Member of the Board of Directors	Management	For	For
5.15	Elect Mr. Alexander S. Bulygin as a Member of the Board of Directors	Management	For	For
5.16	Elect Mr. Artem O. Volynets as a Member of the Board of Directors	Management	For	For
5.17	Elect Mr. Vadim V. Geraskin as a Member of the Board of Directors	Management	For	For
5.18	Elect Mr. Maxim A. Goldman as a Member of the Board of Directors	Management	For	For
5.19	Elect Mr. Dmitry V. Razumov as a Member of the Board of Directors	Management	For	For
5.20	Elect Mr. Maxim M. Sokov as a Member of the Board of Directors	Management	For	For
5.21	Elect Mr. Vladislav A. Soloviev as a Member of the Board of Directors	Management	For	For
5.22	Elect Mr. Igor A. Komarov as a Member of the Board of Directors	Management	For	For
5.23	Elect Mr. Ardavan Moshiri as a Member of the Board of Directors	Management	For	For
6.1	Elect Mr. Natalia V. Gololobova as a Member of the Revision Commission	Management	For	For
6.2	Elect Mr. Alexey A. Kargachov as a Member of the Revision Commission	Management	For	For
6.3	Elect Mr. Natalia N. Panphil as a Member of the Revision Commission	Management	For	For
6.4	Elect Mr. Dmirty V. Pershinkov as a Member of the Revision Commission	Management	For	For
6.5	Elect Mr. Tamara A. Sirotkina as a Member of the Revision Commission	Management	For	For
7.	Approve the Rosexpertiza LLC as the Auditor of MMC Norilsk Nickel's 2009 Russian accounting statements	Management	For	For
8.	Approve the new version of the Charter of OJSC MMC Norilsk Nickel	Management	For	For
9.	Approve the new version of the regulations on the Board of Directors of OJSC MMC Norilsk Nickel	Management	For	For
10.	Approve the regulations of the Management Board of OJSC MMC Norilsk Nickel	Management	For	For
11.1
Approve to establish that the principal amount of remuneration to be paid to an Independent Director shall be USD 62,500 per
quarter [to be paid in Russian Rubles at the exchange rate fixed by the Bank of Russia on the day of payment], and that expenses in the amount of up to RUB 2 million per year shall be reimbursed upon presentation of documental proof, the above specified sum is gross of taxes and charges applicable; if an Independent
Director presides over a Board Committee [Committees], to
establish that the additional remuneration in the amount of USD
31,250 per quarter, shall be paid to such Independent Director for each presided Committees [to be paid in Russian Rubles at the exchange rate fixed by the Bank of Russia on the day of
payment], the above specified sum is gross of taxes and charges applicable; to establish that the principal amount of remuneration to be paid to a Chairman of the Board of Director, in case he is an
Independent Director, shall be USD 2,500,000 per year [to be paid in Russia
Management	For	For
11.2	Approve the Incentive Program-Option Plan for Independent Directors of OJSC MMC Norilsk Nickel; and to establish that the program shall be valid from 01 JUL 2009 to 30 JUN 2010	Management	For	For
12.
Approve the value of property being the subject of interrelated transactions to indemnify Members of the Board of Directors and
Members of the Management Board of OJSC MMC Norilsk Nickel
against damages the aforementioned persons may incur in their respective positions specified above shall not exceed USD
115,000,000 for each transaction
Management	For	For
13.
Approve the interrelated transactions, to which all the Members of the Board of Directors and Members of the Management Board of
OJSC MMC Norilsk Nickel are interested parties, and which
involve the obligations of OJSC MMC Norilsk Nickel to indemnify
Members of the Board of Directors and Members of the
Management Board of OJSC MMC Norilsk Nickel against
damages the aforementioned persons may incur in their
respective positions specified above, shall not exceed USD
115,000,000 for each such person
Management	For	For
14.
Approve to establish that the value of services involving liability insurance for members of the Board of Directors and Members of the Management Board of OJSC MMC Norilsk Nickel with liability limited to USD 150,000,000 and additional insurance coverage limit of USD 50,000,000 shall not exceed USD 1,200,000
Management	For	For
15.
Approve the transaction, to which all Members of the Board of
Directors and the Members of the Management Board of OJSC
MMC Norilsk Nickel are interested parties, involving liability insurance for Members of the Board of Directors and Members of
the Management Board of OJSC MMC Norilsk Nickel who will be
beneficiary parties to the transaction by a Russian Insurance
Company, for the 1 year term with liability limited to USD
150,000,000 and additional insurance coverage limit of USD
50,000,000 and with premium to insurer not exceeding USD
1,200,000
Management	For	For

JSC VTB BK
Security	46630Q202	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	29-Jun-2009
ISIN	US46630Q2021	Agenda	702017030 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the JSC VTB Bank annual report	Management	For	For
2.	Approve the JSC VTB Bank 2008 financial statements, including the profit and loss account statement [JSC VTB Bank profit and loss account]	Management	For	For
3.
Approve the JSC VTB Bank profit [loss] allocation based on the results of the FY, including announcement of VTB Bank dividends
[their amount, time brackets and form of dividend payment]; to allocate JSC VTB Bank profit for 2008 in the following way: net profit for distribution RUB 26,894,373,306.49; allowance for dividend payments RUB 3,005,689,913.54; retained net profit
RUB 23,888,683,392.95; decide on [announce] dividend
payments for 2008 in the amount of RUB 0.000447 on one
outstanding registered ordinary JSC VTB Bank share of the face value of RUB 0.01; determine the following way of dividend
payments for 2008: dividends are paid out in monetary funds that are transferred in the form of non-cash payments to the
shareholders banking accounts or in cash paid out in JSC VTB
Bank St. Petersburg branch located at: 30 Ul. Bolshaya Morskaya,
St. Petersburg, Russia; the amount of dividends accrued per one
JSC VTB Bank shareholder is calculated accurate to RUB 0.01, with the rounding up executed according to math
Management	For	For
4.	Approve to determine that JSC VTB Bank Supervisory Council consists of 11 Members	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS
Non-Voting
5.1	Elect Dvorkovich Arkady Vladimirovich to JSC VTB Bank Supervisory Council	Management	For	For
5.2	Elect Drozdov Anton Viktorovich to JSC VTB Bank Supervisory Council	Management	For	For
5.3	Elect Kostin Andrei Leonidovich to JSC VTB Bank Supervisory Council	Management	For	For
5.4	Elect Kudrin Alexey Leonidovich to JSC VTB Bank Supervisory Council	Management	For	For
5.5	Elect Savatyugin Alexey Lvovich to JSC VTB Bank Supervisory Council	Management	For	For
5.6	Elect Saveliev Vitaly Gennadievich to JSC VTB Bank Supervisory Council	Management	For	For
5.7	Elect Ulyukaev Alexey Valentinovich to JSC VTB Bank Supervisory Council	Management	For	For
5.8	Elect Warnig Artur Matthias as an Independent Supervisory Council Member	Management	For	For
5.9	Elect Glazkov Grigory Yurievich as an Independent Supervisory Council Member	Management	For	For
5.10	Elect Kropachev Nikolay Mikhailovich as an Independent Supervisory Council Member	Management	For	For
5.11	Elect Eskindarov Muhadin Abdurakhmanovich as an Independent Supervisory Council Member	Management	For	For
6.	Approve to determine that JSC VTB Bank Statutory Audit Commission consists of 5 Members	Management	For	For
7.
Elect Messrs. Bogomolova Tatiana Alexandrovna, Logunova
Natalia Alexandrovna, Lukov Vladimir Valentinovich, Sabantsev
Zakhar Borisovich, Skripichnikov Dmitry Valerievich to JSC VTB
Bank Statutory Audit Commission
Management	For	For
8.	Approve CJSC Ernst & Young Vneshaudit as the Auditor of JSC VTB Bank RAS annual financial statements in 2009	Management	For	For
9.
Approve the ceiling amounts of interested party transactions to be entered into by JSC VTB Bank during its standard commercial
business according to the list of transactions determined by JSC
VTB Bank Supervisory Council in the package of materials
provided to the shareholders in the course of preparation for JSC
VTB Bank AGM [see Minutes 4 of JSC VTB Bank Supervisory
Council Meeting of 13 MAY 2009]
Management	For	For
10.
Approve the new edition of JSC VTB Bank Charter and authorize
JSC VTB Bank President and Chairman of the Management
Board Andrei L. Kostin to sign the new edition of VTB Bank
Charter and petition to the Bank of Russia on the approval of the new edition of JSC VTB Bank Charter
Management	For	For
11.
Approve the increase in JSC VTB Bank charter capital by placing additional registered ordinary shares of JSC VTB Bank under the following terms and conditions: the number of registered ordinary shares of JSC VTB Bank for placement is 9,000,000,000,000;
face value of additionally placed registered ordinary shares of JSC
VTB Bank is RUB 0.01 per share; the form of additionally issued registered ordinary shares issue is non-documentary; additional placement of registered ordinary shares is executed by means of a public offering; procedure for determination of the offer price of additionally issued registered ordinary shares of JSC VTB Bank
[particularly for entities possessing preemption rights for JSC VTB
Bank registered ordinary shares]: offer price of additional
registered ordinary shares of JSC VTB Bank [particularly for entities possessing preemption rights for JSC VTB Bank
registered ordinary shares] is determined by the Supervisory
Council of JSC VTB Bank after the expiry of validity of preemptive rights;
Management	For	For
12.
Approve to pay out the specified remuneration to the Independent
Members of JSC VTB Bank Supervisory Council: to Matthias
Warnig in the amount equivalent to USD 80,000 for performing the functions of an Independent Member of JSC VTB Bank
Supervisory Council, USD 30,000 for performing the functions of
Chair of JSC VTB Bank Supervisory Council Audit Committee; to
Nikolay Kropachev in the amount equivalent to USD 80,000 for performing the functions of an Independent Member of JSC VTB
Bank Supervisory Council; reimburse for all expenses of
Independent Supervisory Council Members related to performing their functions, namely: accommodation, transport costs [including
VIP airport services], other taxes and charges of air and/or rail transport services
Management	For	For

JSFC SISTEMA
Security	48122U204	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	16-Feb-2009
ISIN	US48122U2042	Agenda	701800345 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTIO-NS BY THE INDICATED CUTOFF DATE.
THANK YOU.
Non-Voting
1.
Amend the Regulation on the Board of Directors of Sistema JSFC
to include further commitments by Sistema JSFC to indemnify the
Members of the Board of Directors of Sistema JSFC for their
potential legal and other expenses or losses
Management	Against	Against
2.
Amend the Regulation on compensation and reimbursement of
the Members of the Board of Directors of Sistema JSFC to include further commitments by Sistema JSFC to indemnify the Members of the Board of Directors of Sistema JSFC for their potential legal and other expenses or losses
Management	Against	Against
3.
Amend the Regulation on the Executive Board of Sistema JSFC to
include further commitments by Sistema JSFC to indemnify the
Members of the Executive Board of Sistema JSFC for their
potential legal and other expenses or losses
Management	Against	Against
4.
Approve the transactions, in the conclusion of which there is an interest on the part of a Member of the Management Board of
Sistema, JSFC, Mr. Muratov, D. G.: a contract of guarantee with respect to the obligations of Sitronics OAO, to be made with
Vnesheconombank with the amount of the principal at USD
230,000,000.00 and a pledge of 5,728,252,000 ordinary shares of
Sitronics, OAO
Management	For	For
5.	Amend Clause 1.7 of the Charter of the Company in connection with a change in the location of the permanent management organ of Sistema, JSFC	Management	For	For

JSFC SISTEMA
Security	48122U204	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	27-Jun-2009
ISIN	US48122U2042	Agenda	702019387 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 587056 DUE TO RECEIPT OF D-IRECTORS NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the meeting procedure	Management	For	For
2.	Approve the annual report, annual accounts, including loss and Profit account of the Company for 2008	Management	For	For
3.	Approve the 2008 year resulted in a net loss of 106 744 576 000 RUB; It is Proposed therefore not to pay dividend for the year 2008	Management	For	For
4.	Approve to determine the number of Members of the Board of Directors as 13 Members	Management	For	For
5.1	Elect Zaytsev Sergey Yakovlevich as an Audit Commission	Management	For	For
5.2	Elect Kuznetsova Nathalia Yurievna as an Audit Commission	Management	For	For
5.3	Elect Frolov Dmitry Evgenievich as an Audit Commission	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.T-HANK
YOU.
Non-Voting
6.1	Elect Goncharuk Alexander Yurievitch as a Board of Director	Management	For	For
6.2	Elect Gorbatovskiy Alexander Ivanovitch as a Board of Director	Management	For	For
6.3	Elect Evtushenkov Vladimir Petrovitch as a Board of Director	Management	For	For
6.4	Elect Sommer Ron as a Board of Director	Management	For	For
6.5	Elect Zubov Dmitriy Lvovitch as a Board of Director	Management	For	For
6.6	Elect Kocharyan Robert Sedrakovich as a Board of Director	Management	For	For
6.7	Elect Kopiev Vyacheslav Vsevolodovitch as a Board of Director	Management	For	For
6.8	Elect Mehrotra Rajiv as a Board of Director	Management	For	For
6.9	Elect Melamed Leonid Adolfovich as a Board of Director	Management	For	For
6.10	Elect Novitski Evgeniy Grigorievitch as a Board of Director	Management	For	For
6.11	Elect Newhouse Stephan as a Board of Director	Management	For	For
6.12	Elect Skidelsky Robert as a Board of Director	Management	For	For
6.13	Elect Cheremin Sergey Evgenievich as a Board of Director	Management	For	For
7.1	Approve the Audit consulting firm ZAO Gorislavtsev and K. Audit for the Audit in accordance with the Russian accounting standards in 2009	Management	For	For
7.2	Approve the Company "Deloitte & Touche Regional Consulting Services Limited" for the auditing of financial results in compliance With the international [US GAAP] standards in 2009	Management	For	For

LSR GROUP OJSC
Security	50218G206	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	29-Dec-2008
ISIN	US50218G2066	Agenda	701787787 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the early termination of powers of the Members of the Board of Directors of the Company.	Management	Abstain	Against
2.	Approve to determine the quantitative composition of the Board of Directors of the Company.	Management	Abstain	Against

Please be advised that cumulative voting applies to resolution 3.
You may vot-e for one or two or more directors as you choose. If you have any questions; p-lease contact your Client Service
Representative for more information.  Thank-You.
Non-Voting
3.1	Elect Goncharov, Dmitry Valerievich as Director.	Management	Abstain	Against
3.2	Elect Levit, Igor Mikhaillovich as Director.	Management	Abstain	Against
3.3	Elect Ratia, Lauri as Director.	Management	Abstain	Against
3.4	Elect Romanov, Mikhail Borisovich as Director.	Management	Abstain	Against
3.5	Elect Skaterschikov, Sergey Sergeevich as Director.	Management	Abstain	Against
3.6	Elect Temkin, Mark Anatolyevich as Director.	Management	Abstain	Against
3.7	Elect Tumanova, Elena Viktorovna as Director.	Management	Abstain	Against
End of Resolutions	Non-Voting

MAGNITOGORSK IRON & STL WKS JT STK CO
Security	559189204	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	29-Aug-2008
ISIN	US5591892048	Agenda	701676009 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the payment of dividend for the first half of the year 2008	Management	For	For

MAGNITOGORSK IRON & STL WKS JT STK CO
Security	559189204	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	12-Feb-2009
ISIN	US5591892048	Agenda	701799085 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 530186 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTIO-NS BY THE INDICATED CUTOFF DATE.
THANK YOU.
Non-Voting
1.1
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interested party transaction regarding OJSC MMK's entering into
Property Pledge Agreement # 164026 with OJSC VTB Bank on
the specified terms
Management	For	For
1.2
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interested party transaction regarding OJSC MMK's entering into additional agreement to OJSC MMK's Property Insurance
Agreement # 162694 with OJSC AlfaStrakhovanie, on the
specified terms
Management	For	For
1.3
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interrelated interested party transactions regarding OJSC MMK's entering into agreements for the supply of OJSC MMK's steel
products with MMK Trading AG, Zug, Switzerland: Contracts #
E164037, # E164038, # E164039, # E164040, # E164041, #
E164042 on the specified terms
Management	For	For
1.4
Approve, pursuant to Paragraph 1 of Article 81, and Paragraph 4 and Subparagraph 1 of Paragraph 6 of Article 83 of the Federal
Law of the Russian Federation "On Joint Stock Companies", an
interested party transaction regarding OJSC MMK's entering into
Non-Revolving Credit Facility Agreement # 9645 with OJSC
Sberbank of Russia, on the specified terms
Management	For	For
1.5
Approve, pursuant to Paragraph 1 of Article 81, and Paragraph 4 and Subparagraph 1 of Paragraph 6 of Article 83 of the Federal
Law of the Russian Federation "On Joint Stock Companies", an
interested party transaction regarding OJSC MMK's entering into
Revolving Loan Facility Agreement # 9646 with OJSC Sberbank
of Russia on the specified terms
Management	For	For
1.6
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interested party transaction regarding OJSC MMK's entering into
Property Pledge Agreement #Z-9644, with OJSC Sberbank of
Russia, on the specified terms
Management	For	For
1.7
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interested party transaction regarding OJSC MMK's entering into
Property Pledge Agreement #Z-9645 with OJSC Sberbank, on the specified terms
Management	For	For
1.8
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interested party transaction regarding OJSC MMK's entering into
Property Pledge Agreement #Z-9646 with OJSC Sberbank of
Russia, on the specified terms
Management	For	For
1.9
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interested party transaction regarding OJSC MMK's entering into
Agreement #C-9644 with OJSC Sberbank of Russia and OJSC
AlfaStrakhovanie, regarding the establishment of procedures for the parties' interaction in respect of the insured amount under
Insurance Agreement # 162694 (inclusive of Additional Agreement
#2), on the specified terms
Management	For	For
1.10
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interested party transaction regarding OJSC MMK's entering into
Agreement #C-9645 with OJSC Sberbank of Russia and OJSC
AlfaStrakhovanie, regarding the establishment of procedures for the parties' interaction in respect of the insured amount under
Insurance Agreement # 162694 (inclusive of Additional Agreement
#4), on the specified terms
Management	For	For
1.11
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation "On Joint Stock Companies", the
interested party transaction regarding OJSC MMK's entering into
Agreement #C-9646 with OJSC Sberbank of Russia and OJSC
AlfaStrakhovanie, regarding the establishment of procedures for the parties' interaction in respect of the insured amount under
Insurance Agreement # 162694 (inclusive of Additional Agreement
#3), on the specified terms
Management	For	For

MAGNITOGORSK IRON & STL WKS JT STK CO
Security	559189204	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	22-May-2009
ISIN	US5591892048	Agenda	701923092 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Approve the OJSC MMK's annual report	Management	For	For
1.2	Approve the OJSC MMK's annual financial statements, including the income statement [profit and loss account]	Management	For	For
1.3	Approve the distribution of profit and losses of OJSC MMK as of the end of the 2008 FY, as recommended by the Board of Directors of OJSC MMK	Management	For	For
1.4
Approve, not to pay the dividends on issued ordinary registered shares based on OJSC MMK's performance in the 2008 FY,
taking into account the dividends paid on Company's issued
ordinary registered shares based on OJSC MMK's performance in the 6 months of the 2008 FY in the amount of RUB 0.382 [tax
included] per share
Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.-THANK
YOU.
Non-Voting
2.1	Elect Mr. Andrey Mikhailovich Gorodissky as a Member of the Company's Board of Directors	Management	For	For
2.2	Elect Mr. Sergey Valentinovich Krivoshchekov as a Member of the Company's Board of Directors	Management	For	For
2.3	Elect Mr. Kirill Yurievich Liovin as a Member of the Company's Board of Directors	Management	For	For
2.4	Elect Sir David Logan as a Member of the Company's Board of Directors	Management	For	For
2.5	Elect Mr. Victor Filippovich Rashnikov as a Member of the Company's Board of Directors	Management	For	For
2.6	Elect Mr. Zumrud Khandadashevna Rustamova as a Member of the Company's Board of Directors	Management	For	For
2.7	Elect Mr. Guennady Sergeyevich Senichev as a Member of the Company's Board of Directors	Management	For	For
2.8	Elect Mr. Rafkat Spartakovich Takhautdinov as a Member of the Company's Board of Directors	Management	For	For
2.9	Elect Mr. Peter Charow as a Member of the Company's Board of Directors	Management	For	For
2.10	Elect Mr. Oleg Vladimirovich Fedonin as a Member of the Company's Board of Directors	Management	For	For
2.11	Elect Mr. Vladimir Ivanovich Shmakov as a Member of the Company's Board of Directors	Management	For	For
3.1	Elect Mr. Natalia B. Volynets as a Member to the Audit Committee of OJSC MMK	Management	For	For
3.2	Elect Mr. Svetlana N. Voronina as a Member to the Audit Committee of OJSC MMK	Management	For	For
3.3	Elect Mr. Nadezhda M. Kalimullina as a Member to the Audit Committee of OJSC MMK	Management	For	For
4.	Approve CJSC Deloitte and Touche CIS as the Auditor of OJSC MMK	Management	For	For
5.	Approve the amount of remuneration and compensations to be paid to the Members of the Board of Directors of OJSC MMK for the performance of their duties in 2009-2010 totaling RUB 65 million	Management	For	For
6.	Approve the amount of remuneration and compensations to be paid to the Members of the Audit Committee of OJSC MMK for the performance of their duties in 2009-2010 totaling RUB 6.8 million	Management	For	For
7.	Approve the OJSC MMK' Charter in a new revision	Management	For	For
8.
Approve the amendments and additions to the internal documents regulating the functioning of the Company's governing bodies:
Regulations on the Collective Executive Body-OJSC MMK's
Management Board as specified
Management	For	For
9.1
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation On Joint Stock Companies, an interested party transaction regarding OJSC MMK's entering into an
additional agreement for the extension of contract #150778 for the supply of OJSC MMK's steel products with MMK-METIZ on the
specified terms
Management	For	For
9.2
Approve, pursuant to Paragraph 1 of Article 81 and Paragraph 4,
Subparagraph 1 of Paragraph 6 of Article 83 of the Federal Law of
the Russian Federation On Joint Stock Companies, an interested party transaction regarding OJSC MMK's entering into contracts for the supply of OJSC MMK's steel products with MMK Trading
AG, Zug, Switzerland as specified
Management	For	For

MECHEL OAO
Security	583840103	Meeting Type	Special
Ticker Symbol	MTL	Meeting Date	03-Sep-2008
ISIN	US5838401033	Agenda	932948461 - Management
Item	Proposal	Type	Vote	For/Against Management
01	APPROVAL OF AN INTERESTED PARTY TRANSACTION.	Management	Abstain	Against

MECHEL OAO
Security	583840103	Meeting Type	Special
Ticker Symbol	MTL	Meeting Date	27-Oct-2008
ISIN	US5838401033	Agenda	932962396 - Management
Item	Proposal	Type	Vote	For/Against Management
01
APPROVAL OF THE FOLLOWING INTERRELATED
TRANSACTIONS, SUCH TRANSACTIONS BEING A MAJOR
TRANSACTION: (I) THE UNDERWRITING AGREEMENT, (II)
THE AGGREGATE OF ALL TRANSACTIONS FOR PLACEMENT
OF THE COMPANY PREFERRED SHARES IN A PUBLIC
OFFERING, INCLUDING THOSE BEING PLACED THROUGH
PLACEMENT OF THE GDRS AND (III) THE AMENDED
DEPOSIT AGREEMENT.
Management	Against
02	APPROVAL OF AN INTERESTED PARTY TRANSACTION.	Management	Against

MECHEL OAO
Security	583840103	Meeting Type	Annual
Ticker Symbol	MTL	Meeting Date	30-Jun-2009
ISIN	US5838401033	Agenda	933113413 - Management
Item	Proposal	Type	Vote	For/Against Management
4A	ELECTION OF DIRECTOR: ZYUZIN, IGOR VLADIMIROVICH	Management	For
4B	ELECTION OF DIRECTOR: IVANUSHKIN, ALEKSEY GENNADYEVICH	Management	For
4C	ELECTION OF DIRECTOR: YEVTUSHENKO, ALEXANDER EVDOKIMOVICH	Management	For
4D	ELECTION OF DIRECTOR: POLIN, VLADIMIR ANATOLYEVICH	Management	For
4E	ELECTION OF DIRECTOR: KOLPAKOV, SERAFIM VASSILYEVICH	Management	For
4F	ELECTION OF DIRECTOR: PROSKURNYA, VALENTIN VASSILYEVICH	Management	For
4G	ELECTION OF DIRECTOR: JOHNSON, ARTHUR DAVID	Management	For
4H	ELECTION OF DIRECTOR: GALE, ROGER IAN	Management	For
4I	ELECTION OF DIRECTOR: KOZHUKHOVSKIY, IGOR STEPANOVICH	Management	For
4J	ELECTION OF DIRECTOR: GUSEV, VLADIMIR VASSILYEVICH	Management	For

MECHEL OAO
Security	583840103	Meeting Type	Annual
Ticker Symbol	MTL	Meeting Date	30-Jun-2009
ISIN	US5838401033	Agenda	933112788 - Management
Item	Proposal	Type	Vote	For/Against Management
01	TO APPROVE THE ANNUAL REPORT OF MECHEL OPEN JOINT STOCK COMPANY FOR 2008.	Management	For
02	TO APPROVE THE ANNUAL FINANCIAL STATEMENTS INCLUSIVE OF THE INCOME STATEMENT (PROFIT AND LOSS ACCOUNT) OF THE COMPANY FOR 2008.	Management	For
03	TO APPROVE DISTRIBUTION OF THE COMPANY'S PROFIT, INCLUDING PAYMENT (DECLARATION) OF DIVIDEND, BASED ON THE FINANCIAL YEAR RESULTS.	Management	For
5A	TO ELECT THE MEMBER OF THE AUDIT COMMISSION OF MECHEL OPEN JOINT STOCK COMPANY: ZAGREBIN, ALEKSEY VYACHESLAVOVICH	Management	For
5B	TO ELECT THE MEMBER OF THE AUDIT COMMISSION OF MECHEL OPEN JOINT STOCK COMPANY: MIKHAYLOVA, NATALYA GRIGORYEVNA	Management	For
5C	TO ELECT THE MEMBER OF THE AUDIT COMMISSION OF MECHEL OPEN JOINT STOCK COMPANY: RADISHEVSKAYA, LYUDMILA EDUARDOVNA	Management	For
06	TO APPROVE THE CLOSED JOINT STOCK COMPANY, ENERGY CONSULTING/ AUDIT TO BE THE AUDITOR OF THE COMPANY.	Management	For
07	TO APPROVE AMENDMENTS TO THE CHARTER OF THE COMPANY.	Management	For
08	TO AMEND THE BYLAW ON GENERAL SHAREHOLDERS' MEETING.	Management	For
09	TO AMEND THE BYLAW ON COLLEGIAL EXECUTIVE BODY (MANAGEMENT BOARD).	Management	For
10	TO APPROVE RELATED PARTY TRANSACTIONS.	Management	For

NOVATEK JT STK CO
Security	669888109	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	29-Jul-2008
ISIN	US6698881090	Agenda	701655966 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Amend, Paragraph 1, Clause 9.23 and Paragraph 1, Clause 9.30, of Novateks' Charter, as specefied	Management	For	For
2.	Amend, Paragraph 1, Clause 3.1 and Paragraph 1, Clause 8.5 of the general policy of Novatek's Board of Directors as specefied	Management	For	For

NOVATEK JT STK CO
Security	669888109	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	02-Oct-2008
ISIN	US6698881090	Agenda	701704884 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the early termination of the authorities of the Members of Novatek's Board of Directors	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.-THANK
YOU.
Non-Voting
2.1	Elect Mr. Andrey Akimov as a Member of the Board of Director of Joint Stock Company Novatek	Management	Abstain	Against
2.2	Elect Mr. Burkhard Bergmann as a Member of the Board of Director of Joint Stock Company Novatek	Management	For	For
2.3	Elect Mr. Ruben Vardanian as a Member of the Board of Director of Joint Stock Company Novatek	Management	Abstain	Against
2.4	Elect Mr. Mark Gyetvay as a Member of the Board of Director of Joint Stock Company Novatek	Management	For	For
2.5	Elect Mr. Vladimir Dmitriev as a Member of the Board of Director of Joint Stock Company Novatek	Management	Abstain	Against
2.6	Elect Mr. Leonid Mikhelson as a Member of the Board of Director of Joint Stock Company Novatek	Management	Abstain	Against
2.7	Elect Mr. Alexander Natalenko as a Member of the Board of Director of Joint Stock Company Novatek	Management	Abstain	Against
2.8	Elect Mr. Kirill Seleznev as a Member of the Board of Director of Joint Stock Company Novatek	Management	Against	Against
2.9	Elect Mr. Ilya Yuzhanov as a Member of the Board of Director of Joint Stock Company Novatek	Management	Abstain	Against
3.	Declare a final dividend in respect of the first half of 2008 at RUB 1.00 per share; and approve to determine the size, timelines, form and procedure of paying dividends	Management	For	For

NOVATEK JT STK CO
Security	669888109	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	27-May-2009
ISIN	US6698881090	Agenda	701933497 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Approve the Novatek's 2008 annual report, annual financial statements, including the Company's RSA profit and loss statement	Management	For	For
1.2
Approve to pay a dividend for full year 2008 at RUB 1.52 per share, to determine the size, schedule, form and procedure of paying dividends [net of dividends in the amount of 1 RUB per one ordinary share paid for first half 2008]
Management	For	For
2.	Amend Clause 13.3 and Clause 13.4 of the regulation of NOVATEK's Board of Directors	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.-THANK
YOU.
Non-Voting
3.1	Elect Mr. Andrey Akimov as a Director	Management	For	For
3.2	Elect Mr. Burkhard Bergmann as a Director	Management	For	For
3.3	Elect Mr. Ruben Vardanjan as a Director	Management	For	For
3.4	Elect Mr. Mark Gyetvay as a Director	Management	For	For
3.5	Elect Mr. Vladimir Dmitriev as a Director	Management	For	For
3.6	Elect Mr. Leonid Mikhelson as a Director	Management	For	For
3.7	Elect Mr. Alexander Natalenko as a Director	Management	For	For
3.8	Elect Mr. Kirill Seleznev as a Director	Management	For	For
3.9	Elect Mr. Gennady Timchenko as a Director	Management	For	For
4.1	Elect Ms. Maria Konovalova as a Member of the Revision Commission of Joint Stock Company Novatek	Management	For	For
4.2	Elect Mr. Igor Ryaskov as a Member of the Revision Commission of Joint Stock Company Novatek	Management	For	For
4.3	Elect Mr. Sergey Fomichev as a Member of the Revision Commission of Joint Stock Company Novatek	Management	For	For
4.4	Elect Mr. Nikolai Shulikin as a Member of the Revision Commission of Joint Stock Company Novatek	Management	For	For
5.	Appoint ZAO PricewaterhouseCoopers Audit as Auditor of OAO Novatek for 2009	Management	For	For
6.
Approve the remuneration to each Member of Joint Stock
Company Novatek Board of Directors in the amount of 4,000,000
RUB for the period when they performed their duties as Board
Members, paid in accordance with Article 13 of the Regulation of
OAO NOVATEK's Board of Directors
Management	For	For
7.
Approve the remuneration to the Members of Joint Stock
Company Novatek Revision Commission in the amount of
1,000,000 RUB for the period when they performed their duties as
Members of OAO NOVATEK's Revision Commission
Management	For	For
8.	Approve a related party transaction [Amend the Natural Gas Transportation Agreement N22NPtr/k-2004 of 06 OCT 2003 between OAO Gazprom and OAO NOVATEK]	Management	For	For

NOVOLIPETSK IRON & STL CORP - NLMK
Security	67011E204	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	19-Sep-2008
ISIN	US67011E2046	Agenda	701698613 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the dividend payment for the first half of the year 2008 in the amount of RUB 2.00 per common share in cash	Management	For	For

NOVOLIPETSK IRON & STL CORP - NLMK
Security	67011E204	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	05-Jun-2009
ISIN	US67011E2046	Agenda	701971156 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 568608 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.1	Approve the Company's 2008 annual report, annual financial statements and distribution of profit [including dividend payments] for the 2008 FY	Management	For	For
1.2
Declare the final dividend for the year 2008 of RUB 2.0 per share;
in view of interim dividends of RUB 2.0 per share declared for and fully paid in the first half of 2008, to pay no dividends for the second half of 2008
Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.-THANK
YOU.
Non-Voting
2.1	Elect Mr. Oleg Vladimirovich Bagrin as a Member of the Board of Directors of OJSC NLMK	Management	For	For
2.2	Elect Mr. Bruno Bolfo as a Member of the Board of Directors of OJSC NLMK	Management	For	For
2.3	Elect Mr. Nikolay Alexeevich Gagarin as a Member of the Board of Directors of OJSC NLMK	Management	For	For
2.4	Elect Mr. Dmitry Aronovich Gindin as a Member of the Board of Directors of OJSC NLMK	Management	For	For
2.5	Elect Mr. Karl Doering as a Member of the Board of Directors of OJSC NLMK	Management	For	For
2.6	Elect Mr. Vladimir Sergeevich Lisin as a Member of the Board of Directors of OJSC NLMK	Management	For	For
2.7	Elect Mr. Randolph Reynolds as a Member of the Board of Directors of OJSC NLMK	Management	For	For
2.8	Elect Mr. Vladimir Nikolayevich Skorokhodov as a Member of the Board of Directors of OJSC NLMK	Management	For	For
2.9	Elect Mr. Igor Petrovich Fyodorov as a Member of the Board of Directors of OJSC NLMK	Management	For	For
3.	Elect Mr. Alexey Alexeevich Lapshin as a President of the Company [Chairman of the Management Board]	Management	For	For
4.1	Elect Ms. Tatyana Vladimirovna Gorbunova as a Member to the Company's Internal Audit Commission	Management	For	For
4.2	Elect Ms. Liudmila Vladimirovna Kladienko as a Member to the Company's Internal Audit Commission	Management	For	For
4.3	Elect Ms. Valery Serafimovich Kulikov as a Member to the Company's Internal Audit Commission	Management	For	For
4.4	Elect Ms. Larisa Mikhailovna Ovsiannikova as a Member to the Company's Internal Audit Commission	Management	For	For
4.5	Elect Ms. Galina Ivanovna Shipilova as a Member to the Company's Internal Audit Commission	Management	For	For
5.	Appoint CJSC PricewaterhouseCoopers Audit as the Company's Auditor	Management	For	For
6.1	Approve the revised version of the Charter of OJSC NLMK	Management	For	For
6.2	Approve the revised version of the regulations on the procedures for holding general meeting of shareholders [GMS]	Management	For	For
6.3	Approve the revised version of the regulations on the Board of Directors of OJSC NLMK	Management	For	For
6.4	Approve the revised version of the regulations on the Management of OJSC NLMK	Management	For	For
7.1	Approve iron ore supply agreement between OJSC NLMK [the Buyer] and its subsidiary OJSC Stoilensky GOK [the supplier]	Management	For	For
7.2	Approve the Coke Supply Agreement between OJSC NLMK [the Buyer] and its subsidiary OJSC Altai-koks [the supplier]	Management	For	For
8.	Approve the participation in the Russian Industrial Employers' Association "Association of Russian Metals and Mining Industrialists"	Management	For	For
9.	Approve the payment of remuneration to the Members of the Board of Directors	Management	For	For

NOVOROSSIYSK COML SEA PORT PUB JT STK CO
Security	67011U208	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	26-Sep-2008
ISIN	US67011U2087	Agenda	701710534 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve a transaction - conclusion of a Loan Agreement for the amount of USD 49,800,000 for the duration of 3 years at the
annual interest rate of no more than 7.5% between Novorossiysk
Commercial Sea Port Public Joint Stock Company [the lender]
and Novoroslesexport Open Joint Stock Company [the borrower], which is a related party transaction, where related parties are Mr.
Ponomarenko A.A., Chairman of the Board of Directors of
Novorossiysk Commercial Sea Port, and Mr. Ulianov V.G.,
Member of the Board of Directors of Novorossiysk Commercial
Sea Port, who are also represented on the Board of Directors of
Novoroslesexport, which is a party in the transaction to be
approved, as Chairman of the Board and the Member of the Board
respectively
Management	Abstain	Against

NOVOROSSIYSK COML SEA PORT PUB JT STK CO
Security	67011U208	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	05-Jun-2009
ISIN	US67011U2087	Agenda	701973009 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report [unconsolidated]	Management	For	For
2.	Approve the annual financial accounts [unconsolidated] including the profit and loss statement	Management	For	For
3.
Approve the distributions of profit [unconsolidated] for 2008;
proposed distribution of 2008 profits: RUB 1,428, 605,085 shall be allocated for future development of NCSP; RUB 510,385,108 shall be used for dividend distribution of 2008
Management	For	For
4.
Approve the amount and terms of payment of dividends for 2008;
proposed terms of dividend payment: dividends shall be paid in cash in the amount of RUB 0.0265 per ordinary share; dividends shall be distributed starting from 01 SEP 2009
Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
5.1	Elect Mr. Alexander A. Davydenko as a Director	Management	For	For
5.2	Elect Mr. Andrey V. Lavrischev as a Director	Management	For	For
5.3	Elect Mr. Denis L. Demidov as a Director	Management	For	For
5.4	Elect Mr. Vladimir G. Ulianov as a Director	Management	For	For
5.5	Elect Mr. Georgiy A. Koryashkin as a Director	Management	For	For
5.6	Elect Mr. Alexander A. Ponomarenko as a Director	Management	Abstain	Against
5.7	Elect Mr. Tamara A. Pakhomenko as a Director	Management	Abstain	Against
5.8	Elect Mr. Yuriy V. Parfenov as a Director	Management	Abstain	Against
5.9	Elect Mr. Evgeniy I. Gorlakov as a Director	Management	Abstain	Against
5.10	Elect Mr. Vladimir V. Grischenko as a Director	Management	Abstain	Against

PLEASE NOTE THAT ALTHOUGH THERE ARE 7 CANDIDATES
TO BE ELECTED AS MEMBERS OF T-HE AUDITING
COMMISSION, THERE ARE ONLY 5 VACANCIES AVAILABLE
TO BE FILLED AT T-HE MEETING. THE STANDING
INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND,
I-F YOU CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY
5 OF THE 7 MEMBER OF THE AUDIT-ING COMMISSION.
THANK YOU.
Non-Voting
6.1	Elect Ms. Tatiana S. Vnukova as a Member of the Auditing Commission	Management	For	For
6.2	Elect Ms. Yulia V. Maslova as a Member of the Auditing Commission	Management	For	For
6.3	Elect Mr. Igor A. Marchev as a Member of the Auditing Commission	Management	For	For
6.4	Elect Ms. Tatiana P. Chibinyeava as a Member of the Auditing Commission	Management	For	For
6.5	Elect Ms. Marina M. Yazeva as a Member of the Auditing Commission	Management	For	For
6.6	Elect Ms. Natalya O. Portnaya as a Member of the Auditing Commission	Management
6.7	Elect Ms. Elena E. Serduk as a Member of the Auditing Commission	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE 4 CANDIDATES
TO BE ELECTED AS AUDITORS, TH-ERE IS ONLY 1 VACANCY
AVAILABLE TO BE FILLED AT THE MEETING. THE STANDING
INST-RUCTIONS FOR THIS MEETING WILL BE DISABLED
AND, IF YOU CHOOSE, YOU ARE REQUIRE-D TO VOTE FOR
ONLY 1 AUDITOR AND AGAINST ON THE OTHER THREE
CANDIDATES. THANK-YOU.
Non-Voting
7.1	Approve ZAO PricewaterhouseCoopers Audit as the Auditor	Management	For	For
7.2	Approve ZAO KPMG as the Auditor	Management	Against	Against
7.3	Approve ZAO Ernst & Young Vneshaudit as the Auditor	Management	Against	Against
7.4	Approve ZAO Deloitte & Touche CIS as the Auditor	Management	Against	Against
8.
Approve the compensations to the Members of the Board of
Directors and the Members of the Auditing Commission: RUB
40,000 per annum to the Members of the Board of Directors; RUB
12,000 per annum to the Members of the Auditing commission
Management	For	For

O A O TATNEFT
Security	670831205	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	26-Jun-2009
ISIN	US6708312052	Agenda	702020950 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 572881 DUE TO RECEIPT OF D-IRECTORS NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Receive the report of the Board of Directors on the result of Company's activities in 2008, and approve the annual report of the Company for 2008	Management	For	For
2.	Approve the annual accounting repot, including profit and loss statement, of the Company for 2008	Management	For	For
3.	Approve the profit distribution upon results of the FY	Management	For	For
4.	Approve the payment of annual dividends on the basis of 2008 results, and the amount of the dividends, form and timing of payment of dividends	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Elect Mr. Azat K Khamaev as a Board of Director of OAO Tatneft	Management	For	For
5.2	Elect Mr. David W Waygood as a Board of Director of OAO Tatneft	Management	For	For
5.3	Elect Mr. Maria L Voskresenskaya as a Board of Director of OAO Tatneft	Management	For	For
5.4	Elect Mr. Radik R Gaizatullin as a Board of Director of OAO Tatneft	Management	For	For
5.5	Elect Mr. Sushovan Ghosh as a Board of Director of OAO Tatneft	Management	For	For
5.6	Elect Mr. Nail G Ibragimov as a Board of Director of OAO Tatneft	Management	For	For
5.7	Elect Mr. Vladimir P Lavushchenko as a Board of Director of OAO Tatneft	Management	For	For
5.8	Elect Mr. Nail U Maganov as a Board of Director of OAO Tatneft	Management	For	For
5.9	Elect Mr. Renat K Muslimov as a Board of Director of OAO Tatneft	Management	For	For
5.10	Elect Mr. Rinat K Sabirov as a Board of Director of OAO Tatneft	Management	For	For
5.11	Elect Mr. Valery Y Sorokin as a Board of Director of OAO Tatneft	Management	For	For
5.12	Elect Mr. Mirgaziyan Z Taziev as a Board of Director of OAO Tatneft	Management	For	For
5.13	Elect Mr. Shafagat F Takhautdinov as a Board of Director of OAO Tatneft	Management	For	For
5.14	Elect Mr. Rais S Khisamov as a Board of Director of OAO Tatneft	Management	For	For
6.1	Elect Mr. Tamara M Vilkova to the revision Committee the Company	Management	For	For
6.2	Elect Mr. Nazilya F Galieva to the revision Committee the Company	Management	For	For
6.3	Elect Mr. Ferdinand R Galiullin to the revision Committee the Company	Management	For	For
6.4	Elect Mr. Venera G Kuzmina to the revision Committee the Company	Management	For	For
6.5	Elect Mr. Nikolai K Lapin to the revision Committee the Company	Management	For	For
6.6	Elect Mr. Galina V Malyazina to the revision Committee the Company	Management	For	For
6.7	Elect Mr. Liliya R Rakhimzyanova to the revision Committee the Company	Management	For	For
6.8	Elect Mr. Alfiya A Sinegaeva to the revision Committee the Company	Management	For	For
7.	Approve Energy Consulting/Audit ZAO as the Company's Auditor	Management	For	For
8.	Amend the Charter of the Company	Management	For	For

OIL CO LUKOIL
Security	677862104	Meeting Type	Annual
Ticker Symbol	LUKOY	Meeting Date	25-Jun-2009
ISIN	US6778621044	Agenda	933090639 - Management
Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE THE 2008 ANNUAL REPORT OF OAO LUKOIL
AND THE ANNUAL FINANCIAL STATEMENTS, INCLUDING
INCOME STATEMENTS (PROFIT AND LOSS ACCOUNTS) OF
THE COMPANY, AND ALSO DISTRIBUTION OF PROFITS
(INCLUDING THROUGH THE PAYMENT (DECLARATION) OF
DIVIDENDS) AND LOSSES OF THE COMPANY ON THE BASIS
OF ANNUAL RESULTS. DETERMINATION OF THE SIZE, DATE,
FORM AND PROCEDURE OF PAYMENT OF DIVIDENDS.
Management	For	For
3A	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY 2009 (MINUTES N2 4): IVANOVA, LYUBOV GAVRILOVNA.	Management	For	For
3B	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES N2 4): KONDRATIEV, PAVEL GENNADIEVICH	Management	For	For
3C	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES N2 4): NIKITENKO, VLADIMIR NIKOLAEVICH	Management	For	For
4A	TO PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT COMMISSION OF OAO <<LUKOIL>> ACCORDING TO APPENDIX HERETO.	Management	For	For
4B
TO DEEM IT APPROPRIATE TO RETAIN THE AMOUNTS OF
REMUNERATION FOR MEMBERS OF THE BOARD OF
DIRECTORS AND THE AUDIT COMMISSION OF THE
COMPANY ESTABLISHED BY DECISION OF THE ANNUAL
GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL" OF
26 JUNE 2008 (MINUTES NO. 1).
Management	For	For
05	TO APPROVE THE INDEPENDENT AUDITOR OF OAO <<LUKOIL>> - CLOSED JOINT STOCK COMPANY KPMG.	Management	For	For
06	TO APPROVE AMENDMENTS TO THE REGULATIONS ON THE PROCEDURE FOR PREPARING AND HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO <<LUKOIL>>, PURSUANT TO THE APPENDIX HERETO.	Management	For	For
07
TO APPROVE AN INTERESTED-PARTY TRANSACTION -
POLICY (CONTRACT) ON INSURING THE LIABILITY OF
DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
OAO "LUKOIL" AND OAO KAPITAL STRAKHOVANIE, ON THE
TERMS AND CONDITIONS INDICATED IN THE APPENDIX
HERETO.
Management	For	For

OIL CO LUKOIL
Security	677862104	Meeting Type	Annual
Ticker Symbol	LUKOY	Meeting Date	25-Jun-2009
ISIN	US6778621044	Agenda	933095324 - Management
Item	Proposal	Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH	Management	For	For
2B	ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH	Management	For	For
2C	ELECTION OF DIRECTOR: BLAZHEEV, VIKTOR VLADIMIROVICH	Management	For	For
2D	ELECTION OF DIRECTOR: WALLETTE (JR.), DONALD EVERT	Management	For	For
2E	ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH	Management	For	For
2F	ELECTION OF DIRECTOR: GREF, HERMAN OSKAROVICH	Management	For	For
2G	ELECTION OF DIRECTOR: IVANOV, IGOR SERGEEVICH	Management	For	For
2H	ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH	Management	For	For
2I	ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN	Management	For	For
2J	ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH	Management	For	For
2K	ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH	Management	For	For
2L	ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH	Management	For	For

OIL CO LUKOIL
Security	677862104	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	25-Jun-2009
ISIN	US6778621044	Agenda	701963337 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve the 2008 annual report of Oao Lukoil and the annual
financial statements, including income statements [profit and loss accounts] of the Company, and also distribution of profits
[including through the payment (declaration) of dividends] and losses of the Company on the basis of annual results and
determination of the size, date, form and procedure of payment of dividends
Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.-THANK
YOU.
Non-Voting
2.1	Elect Mr. Vagit Yu. Alekperov as a Director	Management	For	For
2.2	Elect Mr. Igor V. Belikov as a Director	Management	For	For
2.3	Elect Mr. Viktor V. Blazheev as a Director	Management	For	For
2.4	Elect Mr. Donald E. Wallette (Jr.) as a Director	Management	For	For
2.5	Elect Mr. Valery I. Grayfer as a Director	Management	For	For
2.6	Elect Mr. German O. Gref as a Director	Management	For	For
2.7	Elect Mr. Igor S. Ivanov as a Director	Management	For	For
2.8	Elect Mr. Ravil U. Maganov as a Director	Management	For	For
2.9	Elect Mr. Richard H. Matzke as a Director	Management	For	For
2.10	Elect Mr. Sergei A. Mikhailov as a Director	Management	For	For
2.11	Elect Mr. Nikolai A. Tsvetkov as a Director	Management	For	For
2.12	Elect Mr. Alexander N. Shokhin as a Director	Management	For	For
3.1	Elect Mr. Lyubov Ivanova as a Member to the Audit Commission	Management	For	For
3.2	Elect Mr. Pavel Kondratyev as a Member to the Audit Commission	Management	For	For
3.3	Elect Mr. Vladimir Nikitenko as a Member to the Audit Commission	Management	For	For
4.1	Approve the disbursement of remuneration to the Directors and the Members of the Audit Commission	Management	For	For
4.2	Approve the remuneration of the Directors and the Members of the Audit Commission at levels approved at 26 JUN 2008, AGM	Management	For	For
5.	Ratify Zao KPMG as the Auditor	Management	For	For
6.	Amend the regulations on the procedure for preparing and holding the general shareholders meeting of Oao Lukoil	Management	For	For
7.	Approve the interested-party transaction	Management	For	For

OJSC OC ROSNEFT
Security	67812M207	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	19-Jun-2009
ISIN	US67812M2070	Agenda	701972728 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Company annual report	Management	For	For
2.	Approve the Company annual accounting statements, including profit and loss statements [profit and loss accounts]	Management	For	For
3.	Approve the distribution of the Company profits based on the results of the year 2008	Management	For	For
4.	Approve the amounts, timing, and form of payment of dividends in accordance with the results of the year 2008	Management	For	For
5.	Approve the remuneration and reimbursement of expenses for Members of the Board of Directors of the Company	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
6.1	Elect Mr. Bogdanov Vladimir Leonidovich as a Member of the Board of Director of the Company	Management	For	For
6.2	Elect Mr. Bogdanchikov Sergey Mikhailovich as a Member of the Board of Director of the Company	Management	For	For
6.3	Elect Mr. Kostin Andrey Leonidovich as a Member of the Board of Director of the Company	Management	For	For
6.4	Elect Mr. Nekipelov Alexander Dmitrievich as a Member of the Board of Director of the Company	Management	For	For
6.5	Elect Mr. Petrov Youriy Alexandrovich as a Member of the Board of Director of the Company	Management	For	For
6.6	Elect Mr. Reous Andrey Georgievich as a Member of the Board of Director of the Company	Management	For	For
6.7	Elect Mr. Rudloff Hans-Joerg as a Member of the Board of Director of the Company	Management	For	For
6.8	Elect Mr. Sechin Igor Ivanovich as a Member of the Board of Director of the Company	Management	For	For
6.9	Elect Mr. Tokarev Nikolay Petrovich as a Member of the Board of Director of the Company	Management	For	For
7.1	Elect Mr. Kobzev Andrey Nikolaevich as a Members of the Internal Audit Commission of the Company	Management	For	For
7.2	Elect Mr. Korovkina Irina Feodorovna as a Member of the Internal Audit Commission of the Company	Management	For	For
7.3	Elect Mr. Ozerov Sergey Mikhailovich as a Member of the Internal Audit Commission of the Company	Management	For	For
7.4	Elect Mr. Fisenko Tatiana Vladimirovna as a Member of the Internal Audit Commission of the Company	Management	For	For
7.5	Elect Mr. Yugov Alexander Sergeevich as a Member of the Internal Audit Commission of the Company	Management	For	For
8.	Approve the External Auditor of the Company	Management	For	For
9.	Approve the revised edition of the Company Charter	Management	For	For
10.	Approve the revised edition of the regulation on General Shareholders Meeting of the Company	Management	For	For
11.	Approve the revised edition of the regulation on the Board of Directors of the Company	Management	For	For
12.	Approve the revised edition of the regulation on Collective Executive Body [Management Board] of the Company	Management	For	For
13.	Approve the revised edition of the regulation on Single Executive Body [President] of the Company	Management	For	For
14.	Approve the revised edition of the regulation on Internal Audit Commission of the Company	Management	For	For
15.1a
Approve, the providing by OOO "RN-Yuganskneftegas" of the
services to the Company on production at oil and gas fields, the licenses for development thereof held by the Company: production of oil in the quantity of 66,619.0 thousand tons and production of associated gas in the quantity of 4,125.0 million cubic meters for the overall maximum amount of 97,140,972.6 thousand roubles
and on transfer of produced resources of hydrocarbons to the
Company for further distribution
Management	For	For
15.1b	Approve the sales of oil products by the Company in the quantity of 1,650.2 thousand tons for the overall maximum amount of 61,238,347.8 thousand roubles to OOO "RN-Vostoknefteproduct"	Management	For	For
15.1c
Approve, the providing by OJSC AK "Transneft" the services to the Company on transportation of crude oil by long-distance
pipelines in the quantity of 115,000.0 thousand tons for a fee not exceeding the overall maximum amount of 140,000,000.0
thousand roubles in the year 2010
Management	For	For
15.1d
Approve the execution by the Company of the General Agreement with OJSC "VBRR" on the general terms and conditions of deposit transactions and transactions within this General Agreement on deposit by the Company of its cash funds in roubles, and/or in
USA dollars, and/or in EURO at accounts with OJSC "VBRR" for the maximum amount of 306,000,000.0 thousand roubles at the
specified terms and conditions: term 'from one day to one year;
interest rate: for roubles 'no less than Mosibor for the respective term minus 20%; for USA dollars 'no less than Libor [USA dollars]
for the respective term minus 10%; for EURO 'no less than Libor
[EURO] for the respective term minus 10%
Management	For	For
15.1e
Approve the execution by the Company of the General Agreement with OJSC Bank VTB on general terms and conditions of deposit transactions and transactions within this General Agreement on deposit by the Company of its cash funds in roubles, and/or in
USA dollars, and/or in EURO at accounts with OJSC Bank VTB
for the maximum amount of 493,000,000.0 thousand roubles at
the specified terms and conditions: term from one day to one year;
interest rate: for roubles no less than Mosibor for the respective term minus 20%; for USA dollars no less than Libor [USA dollars]
for the respective term minus 10%; for EURO no less than Libor
[EURO] for the respective term minus 10%
Management	For	For
15.1f
Approve the execution by the Company of the General Agreement with OJSC "VBRR" on general terms and conditions of foreign
currency exchange transactions and transactions within this
General Agreement on purchase and sales of foreign currency
[forex transactions] with the following currency pairs: USA
dollar/rouble, EURO/rouble, EURO/USA dollar for the overall
maximum amount of 238,000,000.0 thousand roubles at the
following exchange rates: for transactions with the USA
Management	For	For

dollar/rouble pair no less than weighted average rate at MICEX as at the day of settlements minus 0.7 roubles, for transactions with the EURO/rouble pair no less than weighted average rate at
MICEX as at the day of settlements minus 0.8 roubles, for
transactions with the EURO/USA dollar pair no less than weighted average rate at MICEX as at the day of settlements minus 0.5
EURO

15.1g
Approve the execution by the Company of the General Agreement with OJSC Bank VTB on general terms and conditions of foreign currency exchange transactions with the use of "Reuter Dealing" /
"BS-Client" systems and transactions within this General
Agreement on sales and purchase of foreign currency [forex
transactions] with the following currency pairs: USA dollar/rouble,
EURO/rouble, EURO/USA dollar for the overall maximum amount
of 578,000,000.0 thousand roubles at the following exchange
rates: for transactions with the USA dollar/rouble pair no less than weighted average rate at MICEX as at the day of settlements
minus 0.7 roubles, for transactions with the EURO/rouble pair no less than weighted average rate at MICEX as at the day of
settlements minus 0.8 roubles, for transactions with the
EURO/USA dollar pair no less than weighted average rate at
MICEX as at the day of settlements minus 0.5 EURO
Management	For	For
15.1h
Approve the execution by the Company of the Agreement with
OJSC Bank VTB on procedure for execution of credit transactions with the use of "Reuter Dealing" system and also on performing transactions within this Agreement on receiving by the Company of loans from OJSC Bank VTB in roubles, and/or in USA dollars, and/or in EURO for the overall maximum amount of 216,000,000.0 thousand roubles at the following terms and conditions: term: up to 30 days; interest rate: for roubles no higher than Mosibor for the respective term plus 20%; for USA dollars no higher than Libor for the respective term plus 10%; for EURO no higher than Libor for the respective term plus 5%
Management	For	For
15.2	Approve the execution of Oil Delivery Agreement between Rosneft and Transneft [the Delivery Agreement] as a related party transaction, whereby Rosneft shall provide delivery of crude oil to Transneft	Management	For	For
16.	Approve the major transaction	Management	For	For

OJSC POLYUS GOLD
Security	678129107	Meeting Type	Special
Ticker Symbol	OPYGY	Meeting Date	10-Nov-2008
ISIN	US6781291074	Agenda	932966445 - Management
Item	Proposal	Type	Vote	For/Against Management
I
REMUNERATION AND REIMBURSEMENT OF EXPENSES OF
INDEPENDENT DIRECTORS-MEMBERS OF THE BOARD OF
DIRECTORS TO: 1) DETERMINE THAT MEMBERS OF OJSC
POLYUS GOLD BOARD OF DIRECTORS V.N. BRAIKO AND
ROBERT BUCHAN SHALL BE PAID REMUNERATION IN THE
AMOUNT OF 937,500 PER QUARTER EACH. 2) RESOLVE
THAT SHOULD AN "INDEPENDENT DIRECTOR" BE ELECTED
CHAIRMAN OF THE AUDIT COMMITTEE OR STAFF.
Management	For
II	TO APPROVE PARTICIPATION OF OJSC POLYUS GOLD IN THE NON-PROFIT ORGANIZATION-ALL-RUSSIA INTERSECTORAL ASSOCIATION OF EMPLOYERS PRODUCERS OF NICKEL AND PRECIOUS METALS BY JOINING IT AS A MEMBER.	Management	For	For

OJSC POLYUS GOLD
Security	678129107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	10-Nov-2008
ISIN	US6781291074	Agenda	701739964 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve to determine the remuneration to be paid to the Members of OJSC Polyus Gold Board of Directors Messrs. V.N. Braiko and
Robert Buchan who are 'Independent Directors' in accordance
with the requirements of Paragraphs 6.2.8 of OJSC Polyus Gold
Charter from the date of their election OJSC Polyus Gold Board of
Directors Members until the date of termination of their powers shall be in the amount of RUB 937,500 per quarter each, and that the document supported expenses incurred by them due to the
discharge of their duties as OJSC Polyus Gold Board of Directors
Members shall be reimbursed in the amount of up to RUB
2,000,000 per year to each of them; to resolve that should an
'Independent Director' be elected Chairman of the Audit
Committee or staff and Remuneration Committee of the Board of
Directors of OJSC Polyus Gold be is entitled to the additional remuneration of RUB 468,750 per quarter during his term of office as the Committee Chairman
Management	Against	Against
2.	Approve the participation of OJSC Polyus Gold in the non-profit organization - All Russia Intersectoral Association of Employers Producers of Nickel and Precious Metals by joining it as a Member	Management	For	For

OJSC POLYUS GOLD
Security	678129107	Meeting Type	Annual
Ticker Symbol	OPYGY	Meeting Date	15-May-2009
ISIN	US6781291074	Agenda	933066272 - Management
Item	Proposal	Type	Vote	For/Against Management
01	TO APPROVE THE 2008 ANNUAL REPORT OF OJSC POLYUS GOLD, THE 2008 RAS FINANCIAL STATEMENTS OF OJSC POLYUS GOLD, INCLUDING PROFIT AND LOSS STATEMENT.	Management	For	For
02
DISTRIBUTION OF PROFITS AND LOSSES OF OJSC POLYUS
GOLD FOR 2008, INCLUDING DIVIDEND PAYMENT ON
SHARES IN OJSC POLYUS GOLD FOR 2008: NOT TO
DECLARE DIVIDEND ON SHARES IN OJSC POLYUS GOLD
UPON THE 2008 COMPANY'S FINANCIAL RESULTS.
Management	For	For
4A	TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF OJSC POLYUS GOLD: ANDREY A. ZAITSEV - HEAD OF PLANNING AND BUDGETING DEPARTMENT, CJSC POLYUS	Management	For
4B	TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF OJSC POLYUS GOLD: MIKHAIL YU. ZATSEPIN - HEAD OF INVESTMENT PLANNING AND ANALYSIS DEPARTMENT, CJSC POLYUS	Management	For
4C	TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF OJSC POLYUS GOLD: DMITRY A. MAYOROV - LEAD SPECIALIST OF PLANNING AND BUDGET CONTROL DEPARTMENT, CJSC POLYUS	Management	For
4D	TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF OJSC POLYUS GOLD: GEORGIY E. SVANIDZE - DEPUTY DIRECTOR FOR FINANCE, LLC "INTEGRATED FINANCIAL SYSTEMS"	Management	For
4E	TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF OJSC POLYUS GOLD: OLGA YU. ROMPEL - ADVISER, CJSC POLYUS	Management	For
4F	TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF OJSC POLYUS GOLD: OLEG E. CHERNEY - HEAD OF DOCUMENTARY OPERATIONS UNIT OF FINANCE DEPARTMENTS OF CJSC POLYUS	Management	For
4G	TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF OJSC POLYUS GOLD: ALEXEY S. SHAIMARDANOV - DIRECTOR FOR INTERNATIONAL REPORTING, CJSC POLYUS	Management	For
05	TO APPROVE LLC ROSEXPERTIZA AS THE COMPANY'S RAS AUDITOR FOR 2009.	Management	For	For
06
TO DETERMINE THE VALUE (INSURANCE PREMIUM) OF
LIABILITY INSURANCE FOR MEMBERS OF THE BOARD OF
DIRECTORS OF OJSC POLYUS GOLD WITH A TOTAL LIMIT
OF LIABILITY NOT EXCEEDING US$ 50,000,000 IN THE
AMOUNT NOT EXCEEDING US$ 300,000.
Management	For	For
07
TO APPROVE THE DIRECTORS' AND OFFICERS' LIABILITY
INSURANCE POLICY FOR MEMBERS OF THE BOARD OF
DIRECTORS OF OJSC POLYUS GOLD, BEING A RELATED
PARTY TRANSACTION WITH ALL MEMBERS OF THE BOARD
OF DIRECTORS AS BENEFICIARY PARTIES, WITH A
RUSSIAN INSURANCE COMPANY FOR A TERM OF ONE
YEAR, WITH A TOTAL LIMIT OF LIABILITY NOT EXCEEDING
US$ 50,000,000 AND INSURANCE PREMIUM NOT EXCEEDING
US$ 300,000.
Management	For	For
08
REMUNERATION AND REIMBURSEMENT OF EXPENSES OF
THE MEMBERS OF THE BOARD OF DIRECTORS OF OJSC
POLYUS GOLD. 1) TO DETERMINE THAT VELERY N. BRAIKO,
LORD PATRICK GILLFORD AND ROBERT BUCHAN, ARE
ENTITLED TO REMUNERATION IN AMOUNT OF 4,940,000
RUBLES EACH, 2) TO DETERMINE THAT MEMBERS OF OJSC
POLYUS GOLD BOARD WHO WILL BE RECOGNIZED AS
INDEPENDENT BY COMPANY'S BOARD IN ACCORDANCE
WITH REQUIREMENTS OF PARAGRAPH 6.2.8. OF
COMPANY'S CHARTER, 3) TO RESOLVE THAT SHOULD AN
"INDEPENDENT DIRECTOR" BE ELECTED CHAIRMAN OF
AUDIT COMMITTEE OR STAFF AND REMUNERATION
COMMITTEE.
Management	For	For
09	TO APPROVE PARTICIPATION OF OJSC POLYUS GOLD IN THE NON-PROFIT ORGANIZATION - ALL-RUSSIA INTERSECTORAL ASSOCIATION OF EMPLOYERS PRODUCERS OF NICKEL AND PRECIOUS METALS BY JOINING IT AS A MEMBER.	Management	For	For

OJSC SURGUTNEFTEGAS
Security	868861204	Meeting Type	Annual
Ticker Symbol	SGTZY	Meeting Date	27-Jun-2009
ISIN	US8688612048	Agenda	933111990 - Management
Item	Proposal	Type	Vote	For/Against Management
01	TO APPROVE OJSC "SURGUTNEFTEGAS" ANNUAL REPORT FOR 2008.	Management	For
02	TO APPROVE ANNUAL ACCOUNTING STATEMENTS OF OJSC "SURGUTNEFTEGAS", INCLUDING PROFIT AND LOSS STATEMENT FOR 2008".	Management	For
03
TO APPROVE THE DISTRIBUTION OF PROFIT (LOSS) OF
OJSC "SURGUTNEFTEGAS" FOR 2008. TO DECLARE
DIVIDEND PAYMENT FOR 2008: FOR A PREFERRED SHARE
OF OJSC "SURGUTNEFTEGAS" - 1.326 RUBLES, FOR AN
ORDINARY SHARE OF OJSC "SURGUTNEFTEGAS" - 0.6
RUBLES: DIVIDEND PAYMENT SHALL BE CARRIED OUT IN
ACCORDANCE WITH THE PROCEDURE RECOMMENDED BY
THE BOARD OF DIRECTORS. THE DATE WHEN DIVIDEND
PAYMENT IS COMMENCED IS JULY 01, 2009. THE DATE
WHEN DIVIDEND PAYMENT IS TERMINATED IS AUGUST 26,
2009.
Management	For
5A	TO ELECT TO THE AUDITING COMMITTEE OF OJSC "SURGUTNEFTEGAS": KOMAROVA VALENTINA PANTELEEVNA	Management	For
5B	TO ELECT TO THE AUDITING COMMITTEE OF OJSC "SURGUTNEFTEGAS": OLEYNIK TAMARA FEDOROVNA	Management	For
5C	TO ELECT TO THE AUDITING COMMITTEE OF OJSC "SURGUTNEFTEGAS": POZDNYAKOVA VERA ALEKSANDROVNA	Management	For
06	TO APPROVE LIMITED LIABILITY COMPANY "ROSEKSPERTIZA" AS THE AUDITOR OF OJSC "SURGUTNEFTEGAS" FOR 2009.	Management	For
07
TO APPROVE TRANSACTIONS WHICH MAY BE CONDUCTED
IN THE FUTURE BETWEEN OJSC "SURGUTNEFTEGAS" AND
ITS AFFILIATED PARTIES IN THE COURSE OF GENERAL
BUSINESS ACTIVITY OF OJSC "SURGUTNEFTEGAS",
PROVIDED THAT THE ABOVE-MENTIONED TRANSACTIONS
COMPLY WITH THE FOLLOWING REQUIREMENTS: THE
TRANSACTION IS AIMED AT PERFORMING THE TYPES OF
ACTIVITIES STIPULATED BY THE CHARTER OF OJSC
"SURGUTNEFTEGAS", ALL AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT.
Management	For

OJSC SURGUTNEFTEGAS
Security	868861204	Meeting Type	Annual
Ticker Symbol	SGTZY	Meeting Date	27-Jun-2009
ISIN	US8688612048	Agenda	933113893 - Management
Item	Proposal	Type	Vote	For/Against Management
4A	TO ELECT TO THE BOARD OF DIRECTORS: ANANIEV SERGEI ALEKSEEVICH	Management	For
4B	TO ELECT TO THE BOARD OF DIRECTORS: BOGDANOV VLADIMIR LEONIDOVICH	Management	For
4C	TO ELECT TO THE BOARD OF DIRECTORS: BULANOV ALEXANDER NIKOLAEVICH	Management	For
4D	TO ELECT TO THE BOARD OF DIRECTORS: GORBUNOV IGOR NIKOLAEVICH	Management	For
4E	TO ELECT TO THE BOARD OF DIRECTORS: DRUCHININ VLADISLAV EGOROVICH	Management	For
4F	TO ELECT TO THE BOARD OF DIRECTORS: EGOROV OLEG YURIEVICH	Management	For
4G	TO ELECT TO THE BOARD OF DIRECTORS: EROKHIN VLADIMIR PETROVICH	Management	For
4H	TO ELECT TO THE BOARD OF DIRECTORS: MATVEEV NIKOLAI IVANOVICH	Management	For
4I	TO ELECT TO THE BOARD OF DIRECTORS: MEDVEDEV NIKOLAI YAKOVLEVICH	Management	For
4J	TO ELECT TO THE BOARD OF DIRECTORS: REZYAPOV ALEXANDER FILIPPOVICH	Management	For

PIK GROUP
Security	69338N206	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	09-Jan-2009
ISIN	US69338N2062	Agenda	701787410 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Approve the interested party transaction on the specified essential conditions	Management	Against	Against
1.2	Approve the interested party transaction which may be executed in the future on the specified essential conditions	Management	Against	Against
1.3	Approve the interested party transaction which may be executed in the future on the specified essential conditions	Management	Against	Against
1.4	Approve the interested party transaction which may be executed in the future on the specified essential conditions	Management	Against	Against

PIK GROUP
Security	69338N206	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	27-Feb-2009
ISIN	US69338N2062	Agenda	701809228 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to determine the number of Membership of the Board of Directors of the Company as 11 persons	Management	For	For
2.	Approve to early terminate the powers of the Members of the Board of Directors of the Company	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
3.1	Elect Mr. Zhukov Yury Vladimirovich as a Member of the Board of Directors of PIK Group	Management	For	For
3.2	Elect Mr. Pisarev Kirill Valeryevich as a Member of the Board of Directors of PIK Group	Management	For	For
3.3	Elect Mr. Eyramdzhants Artem Sergovich as a Member of the Board of Directors of PIK Group	Management	For	For
3.4	Elect Mr. Kanaev Sergey Vladimirovich as a Member of the Board of Directors of PIK Group	Management	For	For
3.5	Elect Mr. Timmins Stuart Lee as a Member of the Board of Directors of PIK Group	Management	For	For
3.6	Elect Mr. Schmucki Anselm Oscar as a Member of the Board of Directors of PIK Group	Management	For	For
3.7	Elect Mr. Sen Shanti as a Member of the Board of Directors of PIK Group	Management	For	For
3.8	Elect Mr. Sobel Richard Paul as a Member of the Board of Directors of PIK Group	Management	For	For
3.9	Elect Mr. Maryanchik Alec as a Member of the Board of Directors of PIK Group	Management	For	For
3.10	Elect Mr. Gubarev Alexander Valeryevich as a Member of the Board of Directors of PIK Group	Management	For	For
3.11	Elect Mr. Nozdrachev Denis Alexandrovich as a Member of the Board of Directors of PIK Group	Management	For	For

PIK GROUP
Security	69338N206	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	29-Jun-2009
ISIN	US69338N2062	Agenda	702020912 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report, the annual financial statements, including the profit and loss statement of PIK Group for 2008	Management	For	For
2.	Approve the distribution of profit and loss of PIK Group, including payment [announcement] of dividends based on the results of 2008	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
3.1	Elect Yury Zhukov as a Member of the Board of Directors of PIK Group	Management	For	For
3.2	Elect Kirill Pisarev as a Member of the Board of Directors of PIK Group	Management	For	For
3.3	Elect Sergey Kanaev as a Member of the Board of Directors of PIK Group	Management	For	For
3.4	Elect Artem Eyramdzhants as a Member of the Board of Directors of PIK Group	Management	For	For
3.5	Elect Lee Stuart Timmins as a Member of the Board of Directors of PIK Group	Management	For	For
3.6	Elect Anselm Oscar Schmucki as a Member of the Board of Directors of PIK Group	Management	For	For
3.7	Elect Shanti Sen as a Member of the Board of Directors of PIK Group	Management	For	For
3.8	Elect Alec Maryanchik as a Member of the Board of Directors of PIK Group	Management	For	For
3.9	Elect Alexander Gubarev as a Member of the Board of Directors of PIK Group	Management	For	For
3.10	Elect Alexander Mosionzhik as a Member of the Board of Directors of PIK Group	Management	For	For
3.11	Elect Andrey Rodionov as a Member of the Board of Directors of PIK Group	Management	For	For
3.12	Elect Pavel Grachev as a Member of the Board of Directors of PIK Group	Management	For	For
3.13	Elect Denis Nozdrachev as a Member of the Board of Directors of PIK Group	Management	For	For
4.1	Elect Loudmila Monetova as a Member of the Audit Commission of PIK Group	Management	For	For
4.2	Elect Elena Ivanova as a Member of the Audit Commission of PIK Group	Management	For	For
4.3	Elect Olga Kobizskaya as a Member of the Audit Commission of PIK Group	Management	For	For
5.	Approve the Auditor of PIK Group	Management	For	For
6.	Approve the interested party transactions	Management	For	For

POLYMETAL JT STK CO
Security	731789202	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	18-Nov-2008
ISIN	US7317892021	Agenda	701757532 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Charter of the Company in new edition	Management	Abstain	Against
2.	Approve the provision on remuneration and compensation to be paid to the Members of the Board of Directors	Management	Abstain	Against
3.	Approve the interested parties transactions to be signed in the future	Management	Against	Against

POLYMETAL JT STK CO
Security	731789202	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	17-Mar-2009
ISIN	US7317892021	Agenda	701829220 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to increase the share capital of the Company by the issuance and placement of new ordinary shares	Management	For	For
2.	Approve to determine the appraiser to be engaged for determining market value of property that can be used as consideration for the shares to be placed	Management	For	For

POLYMETAL JT STK CO
Security	731789202	Meeting Type	Ordinary General Meeting
Ticker Symbol	Meeting Date	27-Mar-2009
ISIN	US7317892021	Agenda	701858574 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 538138 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.	Non-Voting
1.	Approve the early termination of authorities of all the Members of the Board of Directors of JSC Polymetal	Management	For	For
2.	Approve to define the number of the Members of the Board of Directors as 10 Members	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
3.1	Elect Ms. Marina V. Gronberg as a Board of Director of the Company	Management	For	For
3.2	Elect Mr. Sergey M. Areshev as a Board of Director of the Company	Management	For	For
3.3	Elect Mr. Jonathan Best as a Board of Director of the Company	Management	For	For
3.4	Elect Mr. Martin Schaffer as a Board of Director of the Company	Management	For	For
3.5	Elect Mr. Vitaliy N. Nesis as a Board of Director of the Company	Management	For	For
3.6	Elect Mr. John O'Reilly as a Board of Director of the Company	Management	For	For
3.7	Elect Mr. Russell Skirrow as a Board of Director of the Company	Management	For	For
3.8	Elect Mr. Ashot R. Khachaturyants as a Board of Director of the Company	Management	For	For
3.9	Elect Mr. Ilya A. Yuzhanov as a Board of Director of the Company	Management	For	For
3.10	Elect Mr. Konstantin P. Yanakov as a Board of Director of the Company	Management	For	For

POLYMETAL JT STK CO
Security	731789202	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	19-Jun-2009
ISIN	US7317892021	Agenda	701998683 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve that, the cancellation of decisions approved by EGM held on 17 MAR 2009	Management	For	For
2.	Approve to increase the Charter capital by means of additional share issue	Management	For	For

RASPADSKAYA
Security	ADPV10266	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	24-Dec-2008
ISIN	RU000A0B90N8	Agenda	701766860 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the announcement of dividends at RUB 1.5 per ordinary share for the first 9 months of 2008 FY	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

ROSTELECOM LONG DISTANCE & TELECOMM.
Security	778529107	Meeting Type	Consent
Ticker Symbol	ROS	Meeting Date	30-May-2009
ISIN	US7785291078	Agenda	933081820 - Management
Item	Proposal	Type	Vote	For/Against Management
01
APPROVAL OF THE COMPANY'S ANNUAL REPORT, ANNUAL
FINANCIAL STATEMENTS, INCLUDING PROFIT AND LOSS
STATEMENT OF THE COMPANY, AND DISTRIBUTION OF
PROFITS AND LOSSES (INCLUDING DIVIDEND PAYMENT)
UPON THE RESULTS OF THE REPORTING FISCAL YEAR
(2008).
Management	For	For
3A	ELECTION OF THE AUDIT COMMISSION OF THE COMPANY: LYUDMILA ARZHANNIKOVA.	Management	For	For
3B	ELECTION OF THE AUDIT COMMISSION OF THE COMPANY: MIKHAIL BATMANOV.	Management	For	For
3C	ELECTION OF THE AUDIT COMMISSION OF THE COMPANY: SVETLANA BOCHAROVA.	Management	For	For
3D	ELECTION OF THE AUDIT COMMISSION OF THE COMPANY: BOGDAN GOLUBITSKY.	Management	For	For
3E	ELECTION OF THE AUDIT COMMISSION OF THE COMPANY: OLGA KOROLEVA.	Management	For	For
04	APPROVAL OF ZAO KPMG AS THE EXTERNAL AUDITOR OF THE COMPANY FOR 2009.	Management	For	For
05	APPROVAL OF THE RESTATED CHARTER OF THE COMPANY.	Management	For	For
06	APPROVAL OF THE RESTATED REGULATIONS ON THE GENERAL SHAREHOLDERS' MEETING OF THE COMPANY.	Management	For	For
07	APPROVAL OF THE RESTATED REGULATIONS ON THE BOARD OF DIRECTORS OF THE COMPANY.	Management	For	For
08	APPROVAL OF THE AMENDMENTS NO. 1 TO THE REGULATIONS ON THE MANAGEMENT BOARD OF THE COMPANY.	Management	For	For
09
APPROVAL OF THE RELATED PARTY TRANSACTION
SUBJECT-MATTER OF WHICH IS THE ASSETS AND
SERVICES WHOSE COST AMOUNTS TO MORE THAN TWO
(2) PERCENT OF THE COMPANY'S BALANCE VALUE OF
ASSETS PURSUANT TO THE COMPANY'S FINANCIAL
STATEMENTS AS OF THE LAST REPORTING DATE, NAMELY
THE PARTNERSHIP AGREEMENT BETWEEN ANO
"ORGANIZING COMMITTEE OF THE XXII OLYMPIC WINTER
GAMES AND XI PARALYMPIC WINTER GAMES OF 2014 IN
SOCHI", OJSC "ROSTELECOM" AND OJSC "MEGAFON".
Management	For	For
10	COMPENSATION TO THE MEMBERS OF THE BOARD OF DIRECTORS FOR THEIR DUTIES AS MEMBERS OF THE COMPANY'S BOARD OF DIRECTORS.	Management	For	For

ROSTELECOM LONG DISTANCE & TELECOMM.
Security	778529107	Meeting Type	Annual
Ticker Symbol	ROS	Meeting Date	30-May-2009
ISIN	US7785291078	Agenda	933091136 - Management
Item	Proposal	Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: VLADIMIR BONDARIK, DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.	Management	For	For
2B	ELECTION OF DIRECTOR: ANTON KHOZYAINOV, DEPUTY GENERAL DIRECTOR - FINANCE DIRECTOR OF ROSTELECOM.	Management	For	For
2C	ELECTION OF DIRECTOR: SERGEI KUZNETSOV, MEMBER OF INDEPENDENT DIRECTORS' NATIONAL REGISTER OF THE RUSSIAN UNION OF INDUSTRIALISTS AND ENTREPRENEURS.	Management	For	For
2D	ELECTION OF DIRECTOR: MIKHAIL LESHCHENKO, ADVISER TO MINISTER OF COMMUNICATIONS AND MASS MEDIA OF RUSSIA.	Management	For	For
2E	ELECTION OF DIRECTOR: ALEXEY LOKOTKOV, DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.	Management	For	For
2F	ELECTION OF DIRECTOR: KONSTANTIN MALOFEEV, MANAGING PARTNER OF MARCAP ADVISORS LIMITED.	Management	For	For
2G	ELECTION OF DIRECTOR: MARLEN MANASOV, MEMBER OF THE BOARD OF DIRECTORS OF UBS BANK.	Management	For	For
2H	ELECTION OF DIRECTOR: ALEXANDER PROVOTOROV, FIRST DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.	Management	For	For
2I	ELECTION OF DIRECTOR: IVAN RODIONOV, PROFESSOR OF STATE UNIVERSITY HIGHER SCHOOL OF ECONOMICS.	Management	For	For
2J	ELECTION OF DIRECTOR: VIKTOR SAVCHENKO, DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.	Management	For	For
2K	ELECTION OF DIRECTOR: MAXIM TSYGANOV, GENERAL DIRECTOR OF CIT FINANCE INVESTMENT BANK.	Management	For	For
2L	ELECTION OF DIRECTOR: YELENA UMNOVA, DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.	Management	For	For
2M	ELECTION OF DIRECTOR: YEVGENY YURCHENKO, GENERAL DIRECTOR OF SVYAZINVEST.	Management	For	For

SAVINGS BK RUSSIAN FEDN SBERBANK
Security	X76318108	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	26-Jun-2009
ISIN	RU0009029540	Agenda	702017410 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 571218 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the annual report as of FY 2008	Management	For	For
2.	Approve the annual accounting report for FY 2008	Management	For	For
3.	Approve the allocation of income and dividends of RUB 0.48 per ordinary share and RUB 0.63 per preferred shares	Management	For	For
4.	Ratify ZAO Ernst & Young as the Auditor	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Elect Sergey Ignatyev as a Director	Management	For	For
5.2	Elect Aleksey Ulyukayev as a Director	Management	For	For
5.3	Elect Georgy Luntovsky as a Director	Management	For	For
5.4	Elect Valery Tkachenko as a Director	Management	For	For
5.5	Elect Nadezhda Ivanova as a Director	Management	For	For
5.6	Elect Sergey Shvetsov as a Director	Management	For	For
5.7	Elect Konstantin Shor as a Director	Management	For	For
5.8	Elect Arkady Dvorkovich as a Director	Management	For	For
5.9	Elect Aleksy Kudrin as a Director	Management	For	For
5.10	Elect Andrey Belousov as a Director	Management	For	For
5.11	Elect Elvira Nabiullina as a Director	Management	For	For
5.12	Elect Aleksey Savatyugin as a Director	Management	For	For
5.13	Elect German Gref as a Director	Management	For	For
5.14	Elect Bella Zlatkis as a Director	Management	For	For
5.15	Elect Sergey Guryev as a Director	Management	For	For
5.16	Elect Rajat Gupta as a Director	Management	For	For
5.17	Elect Anton Drozdov as a Director	Management	For	For
5.18	Elect Kayrat Kelimbetov as a Director	Management	For	For
5.19	Elect Vladimir Mau as a Director	Management	For	For
5.20	Elect Sergey Sinelnikov-Murylev as a Director	Management	For	For
6.1	Elect Vladimir Volkov as a Member of the Audit Commission	Management	For	For
6.2	Elect Lyudmila Zinina as a Member of the Audit Commission	Management	For	For
6.3	Elect Irina Mayorova as a Member of the Audit Commission	Management	For	For
6.4	Elect Valentina Tkachenko as a Member of the Audit Commission	Management	For	For
6.5	Elect Nataliya Polonskaya as a Member of the Audit Commission	Management	For	For
6.6	Elect Maksim Dolzhnikov as a Member of the Audit Commission	Management	For	For
6.7	Elect Yuliya Isakhanova as a Member of the Audit Commission	Management	For	For
7.	Amend the Charter	Management	For	For
8.	Approve to increase the share capital via issuance of 15 billion shares	Management	For	For
9.	Approve the remuneration of the Directors and the Members of the Audit Commission	Management	For	For
10.	Approve the participation in Russian National Association of Securities Market Participants	Management	For	For

SEVERSTAL JT STK CO
Security	818150302	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	30-Sep-2008
ISIN	US8181503025	Agenda	701706927 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the dividend payment on the results of the first half of 2008	Management	For	For

SEVERSTAL JT STK CO
Security	818150302	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	26-Dec-2008
ISIN	US8181503025	Agenda	701783068 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve to pay dividends for 9 months 2008 results, in the amount of 7 rubles 17 kopecks per one ordinary registered share, the form of payment - bank transfer, Commencement of the dividend
payment: the day following the date of drawing up the voting results report, dividend payment procedure: the dividends shall be remitted to shareholders by means of bank transfer to their bank accounts
Management	For	For

SEVERSTAL JT STK CO
Security	818150302	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	15-Jun-2009
ISIN	US8181503025	Agenda	701974532 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 568610 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.-THANK
YOU.
Non-Voting
1.1	Elect Mr. Mordashov Alexey Alexandrovich as a Board of Director of OAO Severstal	Management	For	For
1.2	Elect Mr. Noskov Mikhail Vyacheslavovich as a Board of Director of OAO Severstal	Management	For	For
1.3	Elect Mr. Kuznetsov Sergei as a Board of Director of OAO Severstal	Management	For	For
1.4	Elect Mr. Kruchinin Anatoly Nikolaevich as a Board of Director of OAO Severstal	Management	For	For
1.5	Elect Mr. Mason Gregory as a Board of Director of OAO Severstal	Management	For	For
1.6	Elect Mr. Christopher Richard Nigel Clark as a Board of Director of OAO Severstal	Management	For	For
1.7	Elect Mr. Rolf Wilhelm Heinrich Stomberg as a Board of Director of OAO Severstal	Management	For	For
1.8	Elect Mr. Martin David Angle as a Board of Director of OAO Severstal	Management	For	For
1.9	Elect Mr. Ronald Michael Freeman as a Board of Director of OAO Severstal	Management	For	For
1.10	Elect Mr. Peter Kraljic as a Board of Director of OAO Severstal	Management	For	For
2.	Approve the annual report, annual accounting statement and profit and loss statement of the Company for 2008 results	Management	For	For
3.	Approve the profits for FY results of 2008 shall not be allocated	Management	For	For
4.1	Elect Mr. Voronchikhin Artem Alexandrovich as the Internal Audit Commission of JSC 'Severstal'	Management	For	For
4.2	Elect Mr. Antonov Roman Ivanovich as the Internal Audit Commission of JSC 'Severstal'	Management	For	For
4.3	Elect Mr. Utyugova Irina Leonidovna as the Internal Audit Commission of JSC 'Severstal'	Management	For	For
5.	Approve the ZAO KPMG as the Auditor of OAO Severstal	Management	For	For
6.	Approve the new edition charter of OAO Severstal	Management	For	For

SURGUTNEFTEGAZ JSC
Security	868861204	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	27-Jun-2009
ISIN	US8688612048	Agenda	702020924 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the OJSC Surgutneftegas annual report for 2008	Management	For	For
2.	Approve the OJSC Surgutneftegas annual accounting statements, including profit and loss statements for 2008	Management	For	For
3.
Approve the distribution of profit [loss] of the OJSC
Surgutneftegas for 2008, declare a dividend payment for 2008: for a preferred share of OJSC Surgutneftegas 1.326 rubles, for an ordinary share of OJSC Surgutneftegas 0.6 rubles; dividend
payment shall be carried out in accordance with the procedure recommended by the Board of Directors, the date when dividend payment is commenced is 01 JUL 2009, the date when dividend
payment is terminated is 26 AUG 2009
Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
4.1	Elect Ananiev Sergei Alekseevich as a Board of Director	Management	For	For
4.2	Elect Bogdanov Vladimir Leonidovich as a Board of Director	Management	For	For
4.3	Elect Bulanov Alexander Nikolaevich as a Board of Director	Management	For	For
4.4	Elect Gorbunov Igor Nikolaevich as a Board of Director	Management	For	For
4.5	Elect Druchinin Vladislav Egorovich as a Board of Director	Management	For	For
4.6	Elect Egorov Oleg Yurievich as a Board of Director	Management	For	For
4.7	Elect Erokhin Vladimir Petrovich as a Board of Director	Management	For	For
4.8	Elect Matveev Nikolai Ivanovich as a Board of Director	Management	For	For
4.9	Elect Medvedev Nikolai Yakovlevich as a Board of Director	Management	For	For
4.10	Elect Rezyapov Alexander Filippovich as a Board of Director	Management	For	For
5.1	Elect Komarova Valentina Panteleevna as a Member of the Auditing Committee of OJSC Surgutneftegas	Management	For	For
5.2	Elect Oleynik Tamara Fedorovna as a Member of the Auditing Committee of OJSC Surgutneftegas	Management	For	For
5.3	Elect Pozdnyakova Vera Aleksandrovna as a Member of the Auditing Committee of OJSC Surgutneftegas	Management	For	For
6.	Approve the Limited Liability Company "Rosekspertiza" as the Auditor of the OJSC Surgutneftegas	Management	For	For
7.
Approve the transactions which may be conducted in the future between the OJSC "Surgutneftegas" and its affiliated parties in the course of general business activity of OJSC Surgutneftegas,
provided that the above-mentioned transactions comply with the following requirements: the transaction is aimed at performing the types of activities stipulated by the Charter of OJSC
Surgutneftegas and the amount of transaction is within the amount of the transaction the individual executive body of OJSC
Surgutneftegas is entitled to perform in compliance with the
Federal Law "On Joint Stock Companies", this resolution remains valid till the OJSC "Surgutneftegas" AGM meeting for 2009
Management	For	For

TMK OAO
Security	87260R201	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	07-Nov-2008
ISIN	US87260R2013	Agenda	701734231 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve, on or prior to 05 JAN 2009, to pay out the dividends to the shareholders for 9 months of the year 2008 at the rate of 1.75 roubles per 1 ordinary share of the Company [with the normal value of 10 roubles each], 1,527,751,750 roubles in total
Management	For	For

TMK OAO
Security	87260R201	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	29-Jan-2009
ISIN	US87260R2013	Agenda	701800597 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTIO-NS BY THE INDICATED CUTOFF DATE.
THANK YOU.
Non-Voting
1.1	Approve the related-party transaction with OAO TMK and IPSCO Tubulars Inc , namely conclusion of the Loan Agreement	Management	For	For
1.2	Approve the related-party transaction with Uralskiy Bank of Sberbank of Russia and OAO TMK, namely conclusion of the Surety Agreement	Management	For	For
1.3	Approve the related party transaction with Uralskiy Bank of Sberbank of Russia and OAO TMK, namely conclusion of the Surety Agreement	Management	For	For
1.4	Approve the related-party transaction with Uralskiy Bank of Sberbank of Russia and OAO TMK, namely conclusion of the Surety Agreement	Management	For	For
1.5	Approve the related-party transaction with Uralskiy Bank of Sberbank of Russia and OAO TMK, namely conclusion of the Surety Agreement	Management	For	For
1.6	Approve the related-party transaction with OAO TMK and OAO VTZ, namely conclusion of the Loan Agreement	Management	For	For
1.7	Approve the related-party transaction with OAO TMK and OAO STZ, namely conclusion of the Loan Agreement	Management	For	For
1.8	Approve the related-party transaction with OAO TMK and OAO SinTZ, namely conclusion of the Loan Agreement	Management	For	For
1.9	Approve the related-party transaction with OAO TMK and OAO TAGMET, namely conclusion of the Loan Agreement	Management	For	For
1.10	Approve the related-party transaction with OAO TAGMET and OAO TMK, namely conclusion of the Loan Agreement	Management	For	For
1.11	Approve the related-party transaction with OAO VTZ and OAO TMK, namely conclusion of the Loan Agreement	Management	For	For
1.12	Approve the related-party transaction with OAO STZ and OAO TMK, namely conclusion of the Loan Agreement	Management	For	For
1.13	Approve the related-party transaction with OAO SinTZ and OAO TMK, namely conclusion of the Loan Agreement	Management	For	For

TMK OAO
Security	87260R201	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	30-Jun-2009
ISIN	US87260R2013	Agenda	702017080 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report, annual financial statements, including income statements [profit and loss account] of the Company based on results of the FY 2008	Management	For	For
2.
Approve the distribution of profit based on results of the FY 2008, at the latest of 28 AUG 2009 distribute annual profits for the FY
2008 to the shareholders of the Company at the rate of 1 RUB 44 kopecks per 1 ordinary share of the Company [with the nominal value of 10 RUB each] 1,257,121,440 RUB in total; benefit
remaining after the distribution of profit, is not distributed and remains at the disposal of the Company
Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
3.1	Elect Kaplunov Andrey Yurievich to the Board of Directors of the Company	Management	For	For
3.2	Elect Pickering Thomas to the Board of Directors of the Company	Management	For	For
3.3	Elect Marous Josef to the Board of Directors of the Company	Management	For	For
3.4	Elect Papin Sergey Timofeyevich to the Board of Directors of the Company	Management	For	For
3.5	Elect Pumpyanskiy Dmitriy Aleksandrovich to the Board of Directors of the Company	Management	For	For
3.6	Elect Townsend Geoffrey to the Board of Directors of the Company	Management	For	For
3.7	Elect Khmelevskiy Igor Borisovich to the Board of Directors of the Company	Management	For	For
3.8	Elect Shiryaev Aleksandr Georgievich to the Board of Directors of the Company	Management	For	For
3.9	Elect Shokhin Aleksandr Nikolaevich to the Board of Directors of the Company	Management	For	For
3.10	Elect Eskindarov Mukhadin Abdurakhmanovich to the Board of Directors of the Company	Management	For	For
4.1	Elect Vorobyov Aleksandr Petrovich to the Audit Commission of the Company	Management	For	For
4.2	Elect Maksimenko Aleksandr Vasilyevich to the Audit Commission of the Company	Management	For	For
4.3	Elect Posdnakova Nina Viktorovna to the Audit Commission of the Company	Management	For	For
5.	Approve Ernst and Young, LLC as the Company's Auditor	Management	For	For
6.	Approve to modify the Charter of the Company as specified	Management	For	For
7.	Approve the new text of the modal contract with the Member of the Board of Directors of the Company	Management	For	For
8.
Approve the interested party transaction: execution of a contract
[contracts] of guarantee under the specified essential conditions:
parties of the transaction: Creditor: JSC URALSIB, Guarantor:
OAO TMK; subject of transaction: guarantor covenants with the
Creditor CJSC Trade House TMK [the Borrower] to be in charge of performance of obligations under the credit contract [contracts], line of credit contract [contracts], bill credit contract [contracts]
under the specified conditions: total amount of non-recurrent indebtedness under credits, credit lines, bill credits: not more than
RUB 5,500,000,000 or the equivalent in US dollars; period of availability of credit, credit lines, bill credits: not more than 12 months; interest rate on credit, credit lines, bill credits: not more than 22% per annum; transaction price: an amount of not more than the amount of the secured obligation, interests, commission fees and the amount of other commission fees, expenditures
provided by the secured obligation [obligations]; the transaction price is more than 2% of the assets book value of the Company determined in accordance with the date financial statements as of the latest reporting date and corresponds to the market level
Management	For	For

URALKALI JSC
Security	91688E206	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	18-Sep-2008
ISIN	US91688E2063	Agenda	701690251 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the dividend payment for the first half of the year 2008	Management	For	For

URALKALI JSC
Security	91688E206	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	30-Jun-2009
ISIN	US91688E2063	Agenda	702022310 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the procedure of the AGM of shareholders of OJSC Uralkali	Management	For	For
2.	Approve the annual report of OJSC Uralkali for 2008	Management	For	For
3.	Approve the annual accounting statements of OJSC Uralkali for 2008	Management	For	For
4.
Approve the profit distribution of OJSC Uralkali by results of 2008:
1) not to pay to the Members of the Board of Directors the
remuneration by results of OJSC Uralkali's activity for the year of account, provided by the regulations on the Board of Directors of
OJSC Uralkali [approved by the decision of the general meeting of shareholders of OJSC Uralkali, MOM No 13 dated 28 JUN 2002];
2) pursuant to the regulations on the Audit Committee of the
Board of Directors of OJSC Uralkali and the regulations on the information disclosure Committee of the Board of Directors of
OJSC Uralkali, the regulations on the human resources and
remuneration Committee of the Board of Directors of OJSC
Uralkali to assign the amount at the rate of RUR 14,464,4
thousand for payment of remuneration to the Board Members who are the Independent Directors, for their activities as Board
Committees Members; 3) no to distribute the remaining part of the profit by the results of 2008 at the rate of RUR 20,967,560,2 thousand [the amount excluding the part of the profit distributed as dividends by the results of the first half of 2008]
Management	For	For
5.1	Elect Elena V. Bormaleva as a Member of the Audit Commission of OJSC Uralkali; pursuant to the charter of OJSC Uralkali	Management	For	For
5.2	Elect Natalya V. Zhuravleva as a Member of the Audit Commission of OJSC Uralkali; pursuant to the charter of OJSC Uralkali	Management	For	For
5.3	Elect Elena A. Radaeva as a Member of the Audit Commission of OJSC Uralkali; pursuant to the charter of OJSC Uralkali	Management	For	For
5.4	Elect Irina V. Razumova as a Member of the Audit Commission of OJSC Uralkali; pursuant to the charter of OJSC Uralkali	Management	For	For
5.5	Elect Alexei M. Yakovlev as a Member of the Audit Commission of OJSC Uralkali; pursuant to the charter of OJSC Uralkali	Management	For	For
6.	Approve the Limited Liability Company Auditing Firm "Buhgalterskie Auditorskie Traditsii audit" [LLC Auditing Firm "BAT-Audit"] as the Auditor of OJSC Uralkali for 2009	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
7.1	Elect Mihail Vyacheslavovich Antonov as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.2	Elect Anna Aleksandrovna Batarina as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.3	Elect Vladislav Arturovich Baumgertner as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.4	Elect Viktor Nikolaevich Belyakov as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.5	Elect Jury Valeryevich Gavrilov as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.6	Elect Andrey Rudolfovich Konogorov as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.7	Elect Anatoly Anatolyevich Lebedev as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.8	Elect Kuzma Valeryevich Marchuk as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.9	Elect Vladimir Eduardovich Ruga as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.10	Elect Dmitry Yevgenyevich Rybolovlev as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.11	Elect Hans Jochum Horn as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.12	Elect Marina Vladimirovna Shvetsova as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
7.13	Elect Ilya Arturovich Yuzhanov as a Member of the Board of Directors of OJSC 'Uralkali'; pursuant to the charter of OJSC Uralkali	Management	For	For
8.1
Approve the conclusion between OJSC 'Uralkali' [Customer] and
OJSC 'Galurgia' [Contractor, Performer] of work contracts
[including the work contracts for design and survey works],
contracts for research and development works, contracts for
engineering development and process design works as the
interested party transactions; and which may be concluded in the future by OJSC 'Uralkali' in the course of its usual business activity, having determined that the ceiling amount to which the specified transactions may be concluded is RUR 900 million
Management	For	For
8.2
Approve the conclusion between OJSC 'Uralkali' [Customer] and the Contractors [Performers]: 1) LLC 'SMT BShSU' and [or] 2)
CJSC 'Novaya Nedvizhimost' and [or] 3) LLC 'Vagonoe Depo
Balahontsy' and [or] 4) LLC 'Satellit-Service' of work contracts, paid service contracts as the interested party transactions; and
which may be concluded in the future by OJSC 'Uralkali' in the course of its usual business activity, having determined that the ceiling amount to which the specified transactions may be
concluded is RUR 4,800 million
Management	For	For
8.3
Approve the conclusion between OJSC 'Uralkali' [Customer] and
LLC 'Polyclinic Uralkali-Med' [Performer] of paid service contracts as the interested party transactions; and which may be concluded in the future by OJSC 'Uralkali' in the course of its usual business activity, having determined that the ceiling amount to which the specified transactions may be concluded is RUR 35 million
Management	For	For
8.4
Approve the conclusion between OJSC 'Uralkali' [Customer] and the Sellers: 1) LLC 'Mashinostroitelnoe predpriyatie 'Kurs' and [or]
2) LLC 'SMT 'BShSU' and [or] 3) LLC 'Satellit- Service' and [or] 4)
CJSC 'Avtotranskali' and [or] 5) LLC 'Vagonoe Depo Balahontsy'
and [or] 6) CJSC Novaya Nedvizhimost' of sales contracts as the interested party transactions; and which may be concluded in the future by OJSC 'Uralkali' in the course of its usual business activity, having determined that the ceiling amount to which the specified transactions may be concluded is RUR 1200 million
Management	For	For
8.5
Approve the conclusion between OJSC 'Uralkali' [Seller] and the
Customers: 1) LLC 'SMT 'BShSU' and [or] 2) CJSC 'Avtotranskali'
and [or] 3) LLC 'Vagonoe Depo Balahontsy' and [or] 4) CJSC
Novaya Nedvizhimost' of sales contracts as the interested party transactions; and which may be concluded in the future by OJSC
'Uralkali' in the course of its usual business activity, having determined that the ceiling amount to which the specified
transactions may be concluded is RUR 100 million
Management	For	For
8.6
Approve the conclusion between OJSC 'Uralkali' [Lessor] and the
Lessees: 1) LLC 'SMT 'BShSU' and [or] 2) LLC 'Vagonoe Depo
Balahontsy' and [or] 3) CJSC 'Avtotranskali' and [or] 4) LLC
'Satellit-Service' and [or] 5) LLC 'Polyclinic Uralkali-Med' of lease contracts as the interested party transactions; and which may be concluded in the future by OJSC 'Uralkali' in the course of its usual business activity, having determined that the ceiling amount to which the specified transactions may be concluded is RUR 155 million
Management	For	For
8.7
Approve the conclusion between OJSC 'Uralkali' [Sublicensee]
and LLC 'Satellit-Service' [Sublicensor] of sublicense contracts as the interested party transactions; and which may be concluded in the future by OJSC 'Uralkali' in the course of its usual business activity, having determined that the ceiling amount to which the specified transactions may be concluded is RUR 20 million
Management	For	For

URALSVYASINFORM JSC
Security	X9520A103	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	04-Jun-2009
ISIN	RU0009048805	Agenda	701928131 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve the annual report, the annual accounting report, profit and losses report, the distribution of profit and losses, dividend payments at RUB 0.012437 per ordinary share and RUB
0.034175 per preferred shares as of 2008 FY
Management	For	For
2.	Elect the Board of Directors	Management	For	For
3.	Elect the Audit Commission	Management	For	For
4.	Approve to introduce the amendments and addenda into the Charter of the Company	Management	For	For
5.	Approve to introduce the amendments and addenda into the Order of the Board of Directors	Management	For	For
6.	Approve the discontinuance of participation in the non-commercial organization	Management	For	For
7.	Approve the Auditor	Management	For	For
8.	Approve the percent of assessments for remuneration and compensation to be paid to the Members of the Board of Directors	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

VIMPEL-COMMUNICATIONS
Security	68370R109	Meeting Type	Annual
Ticker Symbol	VIP	Meeting Date	10-Jun-2009
ISIN	US68370R1095	Agenda	933089232 - Management
Item	Proposal	Type	Vote	For/Against Management
01	TO APPROVE THE 2008 VIMPELCOM ANNUAL REPORT PREPARED IN ACCORDANCE WITH RUSSIAN LAW.	Management	For	For
02
TO APPROVE VIMPELCOM'S 2008 UNCONSOLIDATED
ACCOUNTING STATEMENTS, INCLUDING PROFIT AND LOSS
STATEMENT FOR 2008 (PREPARED IN ACCORDANCE WITH
RUSSIAN STATUTORY ACCOUNTING PRINCIPLES) AUDITED
BY ROSEXPERTIZA LLC.
Management	For	For
03
NOT TO PAY ANNUAL DIVIDENDS TO HOLDERS OF
COMMON REGISTERED SHARES BASED ON 2008 FINANCIAL
YEAR RESULTS; AND TO PAY IN CASH ANNUAL DIVIDENDS
TO HOLDERS OF PREFERRED REGISTERED SHARES OF
TYPE "A" BASED ON 2008 RESULTS IN THE AMOUNT OF 0.1
KOPECK PER PREFERRED SHARE WITHIN 60 DAYS FROM
THE DATE OF THE ADOPTION OF THIS DECISION; AND TO
INVEST THE REMAINING PROFITS RESULTING FROM 2008
OPERATING RESULTS INTO THE BUSINESS.
Management	For	For
05	TO ELECT THE FOLLOWING INDIVIDUALS TO THE AUDIT COMMISSION: ALEXANDER GERSH, HALVOR BRU AND NIGEL ROBINSON.	Management	For	For
06
TO APPROVE THE FIRM ERNST & YOUNG (CIS) LTD. AS THE
AUDITOR OF THE COMPANY'S U.S. GAAP ACCOUNTS AND
THE FIRM ROSEXPERTIZA LLC AS THE AUDITOR OF THE
COMPANY'S ACCOUNTS PREPARED IN ACCORDANCE WITH
RUSSIAN STATUTORY ACCOUNTING PRINCIPLES FOR THE
TERM UNTIL THE ANNUAL GENERAL MEETING OF
SHAREHOLDERS BASED ON 2009 RESULTS.
Management	For	For
07	TO APPROVE THE AMENDED BY-LAWS OF THE AUDIT COMMISSION OF VIMPELCOM.	Management	For	For
08	TO APPROVE THE AMENDED CHARTER OF VIMPELCOM.	Management	For	For

VIMPEL-COMMUNICATIONS
Security	68370R109	Meeting Type	Annual
Ticker Symbol	VIP	Meeting Date	10-Jun-2009
ISIN	US68370R1095	Agenda	933095336 - Management
Item	Proposal	Type	Vote	For/Against Management
4A	ELECTION OF DIRECTOR: MIKHAIL M. FRIDMAN	Management	For	For
4B	ELECTION OF DIRECTOR: KJELL MORTEN JOHNSEN	Management	For	For
4C	ELECTION OF DIRECTOR: HANS PETER KOHLHAMMER	Management	For	For
4D	ELECTION OF DIRECTOR: JO OLAV LUNDER	Management	For	For
4E	ELECTION OF DIRECTOR: OLEG A. MALIS	Management	For	For
4F	ELECTION OF DIRECTOR: LEONID R. NOVOSELSKY	Management	For	For
4G	ELECTION OF DIRECTOR: ALEXEY M. REZNIKOVICH	Management	For	For
4H	ELECTION OF DIRECTOR: OLE BJORN SJULSTAD	Management	For	For
4I	ELECTION OF DIRECTOR: JAN EDVARD THYGESEN	Management	For	For

WIMM BILL DANN FOODS
Security	97263M109	Meeting Type	Special
Ticker Symbol	WBD	Meeting Date	04-Sep-2008
ISIN	US97263M1099	Agenda	932944867 - Management
Item	Proposal	Type	Vote	For/Against Management
1A
IN ORDER TO COMPLY WITH THE FORMAL REQUIREMENTS
OF THE FEDERAL LAW "ON JOINT-STOCK COMPANIES" AS
RELATED TO INTERESTED PARTY TRANSACTIONS AND DUE
TO THE ABSENCE OF THE ACTUAL CONFLICT OF INTEREST,
SEPERATE INDEMNIFICATION AGREEMENTS BETWEEN
WBD FOODS OJSC AND OFFICIALS OF WBD FOODS OJSC
SHALL BE APPROVED.
Management	Abstain
1B
IN ORDER TO COMPLY WITH THE FORMAL REQUIREMENTS
OF THE FEDERAL LAW "ON JOINT-STOCK COMPANIES" AS
RELATED TO INTERESTED PARTY TRANSACTIONS AND DUE
TO THE ABSENCE OF THE ACTUAL CONFLICT OF INTEREST,
AGREEMENTS ON LEGAL EXPENSES COMPENSATION
BETWEEN WBD FOODS OJSC AND OFFICIALS OF WBD
FOODS OJSC SHALL BE APPROVED.
Management	Abstain
02	APPROVE THE NEW VERSION OF WBD FOODS OJSC CHARTER.	Management	Abstain

WIMM BILL DANN FOODS
Security	97263M109	Meeting Type	Special
Ticker Symbol	WBD	Meeting Date	19-Jun-2009
ISIN	US97263M1099	Agenda	933110520 - Management
Item	Proposal	Type	Vote	For/Against Management
01	APPROVE THE WBD FOODS OJSC ANNUAL REPORT FOR 2008 BASED ON RUSSIAN STATUTORY REPORTING STANDARDS.	Management	For
02	APPROVAL OF THE ANNUAL FINANCIAL STATEMENTS, INCLUDING PROFIT AND LOSS STATEMENTS FOR 2008.	Management	For
03	THE NET PROFIT OF WBD FOODS OJSC REFLECTED IN ITS FINANCIAL STATEMENTS FOR 2008 BASED ON RUSSIAN STATUTORY ACCOUNTING STANDARDS, SHALL NOT BE ALLOCATED. DIVIDEND PAYOUT SHALL NOT BE ANNOUNCED.	Management	For
04
FOR THE PURPOSE OF AUDIT OF WBD FOODS OJSC'S
FINANCIAL AND BUSINESS ACTIVITY, AND IN COMPLIANCE
WITH LEGAL ACTS OF THE RUSSIAN FEDERATION, SV-
AUDIT CJSC SHALL BE ASSIGNED AS THE AUDITOR OF THE
COMPANY IN 2009.
Management	For
05	DIRECTOR	Management
1	GUY DE SELLIERS	For
2	M.V. DUBININ	For
3	I.V. KOSTIKOV	For
4	MICHAEL A. O'NEILL	For
5	A. SERGEEVICH ORLOV	For
6	S.A. PLASTININ	For
7	G.A. YUSHVAEV	For
8	DAVID IAKOBACHVILI	For
9	E. GRIGORIEVICH YASIN	For
10	MARCUS RHODES	For
11	JACQUES VINCENT	For
6A	ELECTION OF VOLKOVA NATALIA BORISOVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.	Management	For
6B	ELECTION OF VERSHININA IRINA ALEXANDROVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.	Management	For
6C	ELECTION OF POLIKARPOVA NATALIA LEONIDOVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.	Management	For
6D	ELECTION OF PROPASTINA TATIANA VALENTINOVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.	Management	For
6E	ELECTION OF SOLNTSEVA EVGENIA SOLOMONOVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.	Management	For
6F	ELECTION OF SERGEEV GRIGORY SERGEEVICH AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.	Management	For
6G	ELECTION OF SHAVERO TATIANA VIKTOROVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.	Management	For
7A
APPROVAL OF THE INCREASE OF ANNUAL INTEREST RATE
TO 12,1%, AND EXTENSION TO DECEMBER 31, 2010 OF
REVOLVING LOAN CONTRACT MADE BETWEEN WBD
FOODS OJSC AND WBD OJSC (HEREINAFTER, THE
"DEBTOR") PURSUANT TO WHICH THE MAXIMUM AMOUNT
OF CURRENT DEBT OF THE DEBTOR TO WBD FOODS OJSC
SHALL NOT BE ABOVE RUR 875,000,000 (EIGHT HUNDRED
SEVENTY FIVE MILLION RUBLES).
Management	For
7B
INCREASE OF ANNUAL INTEREST RATE TO 12,1%, AND
EXTENSION TO DECEMBER 31, 2010 OF REVOLVING LOAN
CONTRACT MADE BETWEEN WBD FOODS OJSC AND WBD
OJSC (HEREINAFTER, THE "DEBTOR") PURSUANT TO
WHICH THE MAXIMUM AMOUNT OF CURRENT DEBT OF THE
DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE RUR
2 404 803 350 (TWO BILLION FOUR HUNDRED FOUR MILLION
EIGHT HUNDRED THREE THOUSAND THREE HUNDRED
FIFTY RUBLES).
Management	For
7C
INCREASE OF ANNUAL INTEREST RATE TO 12,1%, AND
EXTENSION TO DECEMBER 31, 2010 OF REVOLVING LOAN
CONTRACT MADE BETWEEN WBD FOODS OJSC AND WBD
OJSC (HEREINAFTER, THE "DEBTOR") PURSUANT TO
WHICH THE MAXIMUM AMOUNT OF CURRENT DEBT OF THE
DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE RUR
680 294 140 (SIX HUNDRED EIGHTY MILLION TWO HUNDRED
NINETY FOUR THOUSAND ONE HUNDRED FORTY RUBLES).
Management	For
7D
INCREASE OF ANNUAL INTEREST RATE TO 12,1%, AND
EXTENSION TO DECEMBER 31, 2010 OF REVOLVING LOAN
CONTRACT MADE BETWEEN WBD FOODS OJSC AND WBD
OJSC (HEREINAFTER THE "DEBTOR") PURSUANT TO WHICH
THE MAXIMUM AMOUNT OF CURRENT DEBT OF THE
DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE RUR
1 400 000 000 (ONE BILLION FOUR HUNDRED MILLION
RUBLES).
Management	For
7E
WBD FOODS OJSC SHALL PROVIDE THE CENTRAL BRANCH
NO. 8641 OF THE SAVINGS BANK OF RUSSIA (OJSC, THE
CREDITOR) WITH A SURETY FOR WBD OJSC (THE
BORROWER), UNDER THE CONTRACT ON THE OPENING OF
A REVOLVING CREDIT LINE (HEREINAFTER, THE "CREDIT
AGREEMENT") WITH THE LIMIT IN THE AMOUNT OF RUR
750,000,000 (SEVEN HUNDRED FIFTY MILLION RUBLES).
Management	For
7F
WBD FOODS OJSC AGREES TO SUPPLY, AND WBD OJSC
AGREES TO PAY FOR, AND ACCEPT, INVENTORIES AND
FIXED ASSETS (COMPUTERS, MACHINES AND EQUIPMENT,
DEVICES OF VARIOUS TYPES, SELLING EQUIPMENT,
TELECOMMUNICATION EQUIPMENT, ORGANIZATIONAL
EQUIPMENT AND FITTINGS, AND OTHER INVENTORIES) IN
THE AMOUNT AND RANGE AS SPECIFIED IN THE
APPLICATION. THE AGREEMENT AMOUNT TOTALS UP TO
RUR 1,500,000,000. (ONE BILLION FIVE HUNDRED MILLION
RUBLES).
Management	For
7G
WBD FOODS OJSC AGREES TO SUPPLY, AND WBD OJSC
AGREES TO PAY FOR, AND ACCEPT DAIRY AND OTHER
PRODUCTS (GOODS) IN THE AMOUNT AND RANGE AS
SPECIFIED IN THE APPLICATION. THE AGREEMENT
AMOUNT TOTALS UP TO RUR 1,700,000,000. (ONE BILLION
SEVEN HUNDRED MILLION RUBLES).
Management	For
7H
INCREASE OF ANNUAL INTEREST RATE TO 12,1%, AND
EXTENSION TO DECEMBER 31, 2010 OF REVOLVING LOAN
CONTRACT MADE BETWEEN WBD FOODS OJSC AND WBD
OJSC (HEREINAFTER, THE "DEBTOR") PURSUANT TO
WHICH THE MAXIMUM AMOUNT OF CURRENT DEBT OF THE
DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE RUR
1,008,440,800 (ONE BILLION EIGHT MILLION FOUR HUNDRED
FORTY THOUSAND EIGHT HUNDRED RUBLES).
Management	For

X5 RETAIL GROUP N V
Security	98387E205	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	29-Oct-2008
ISIN	US98387E2054	Agenda	701724773 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Opening and announcements	Non-Voting
2.A	Appoint a New Member of the Supervisory Board	Management	For	For
2.B	Approve the remuneration of the New Member of the Supervisory Board	Management	For	For
3.	Approve the remuneration of Messrs. Herve Defforey and Carlos Criado-Perez Trefault	Management	For	For
4.	Amend the Articles of Association	Management	For	For
5.	Any other business and conclusion	Non-Voting

X5 RETAIL GROUP N V
Security	98387E205	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	12-Jun-2009
ISIN	US98387E2054	Agenda	701980662 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Open meeting	Non-Voting
2.	Receive the report of Management Board	Management	For	For
3.	Receive the explanation on Company's reserves and dividend policy	Management	For	For
4.	Approve the financial statements	Management	For	For
5.	Approve the allocation of income	Management	For	For
6.	Grant discharge to the Management Board	Management	For	For
7.	Grant discharge to the Supervisory Board	Management	For	For
8.	Re-elect Messrs. Mikhail Fridman and Alexander Savin to the Supervisory Board	Management	For	For
9.	Amend the Stock Option Plan	Management	For	For
10.	Authorize the Board to issue shares	Management	For	For
11.	Authorize the Board to exclude preemptive rights from issuance under Item 10	Management	For	For
12.	Grant authority to repurchase of up to 10 % of issued share capital	Management	For	For
13.	Ratify PricewaterhouseCoopers as the Auditors	Management	For	For
14.	Other business	Non-Voting
PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE /RECORD DATE ASSOCIATED WITH THIS ME-ETING. THANK YOU.	Non-Voting

Market Vectors Gaming ETF
888 HOLDINGS PLC, GIBRALTAR
Security	X19526106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2009
ISIN	GI000A0F6407	Agenda	701915728 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the annual report and accounts 2008	Management	For	For
2.	Approve the remuneration report	Management	For	For
3.	Re-elect Mr. Brian Mattingley as a Director	Management	For	For
4.	Re-elect Mr. Michael Constantine as a Director	Management	For	For
5.	Re-elect Mr. Amos Pickel as a Director	Management	For	For
6.	Re-appoint BDO Stoy Hayward LLP and BDO Orion Chartered Accountants as the Company's Auditors	Management	For	For
7.	Authorize the Directors to agree the remuneration of the Auditors	Management	For	For
S.8	Approve to renew the Directors' authority to allot equity securities for cash without first offering them to shareholders	Management	For	For
S.9	Authorize the Company to purchase its own shares	Management	For	For
ARISTOCRAT LEISURE LIMITED
Security	Q0521T108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2009
ISIN	AU000000ALL7	Agenda	701852748 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the financial statements and the reports of the Directors and the Audi-tors for the YE 31 DEC 2008	Non-Voting
2.	Re-elect Mr. William Morris Baker as a Director of the Company, in accordance with Clause 12.3 of the Constitution of the Company, retires from office	Management	For	For

3.	Re-elect Ms. Sam Pitkin as a Director of the Company, in accordance with Clause 12.3 of the Constitution of the Company, retires form office	Management	For	For
4.	Elect Dr. Rosalind Vivienne Dubs as a Director of the Company, in accordance with Clause 12.6 of the Constitution of the Company	Management	For	For
5.	Re-elect Mr. Seow Swee Pin as a Director, who retires pursuant to Article 98(E) of the Company's Articles of Association	Management	For	For
6.	Re-appoint Mr. Tan Sri Dato' Thong Yaw Hong as a Director of the Company and to hold office until the conclusion of the next AGM of the Company pursuant to Section 129(6) of the Companies Act, 1965	Management	For	For
7.	Re-appoint Mr. Tan Sri Dato' Jaffar Bin Abdul as a Director of the Company and to hold office until the conclusion of the next AGM of the Company pursuant to Section 129(6) of the Companies Act, 1965	Management	For	For

BERJAYA SPORTS TOTO BHD
Security	Y0849N107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-Oct-2008
ISIN	MYL1562OO007	Agenda	701715976 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the audited financial statements of the Company for the YE 30 APR 2008 and the Directors' and Auditors' reports thereon	Management	For	For
2.	Approve the payment of the Directors' fees amounting to MYR 135,000 for the YE 30 APR 2008	Management	For	For
3.	Re-elect Dato' Robin Tan Yeong Ching as a Director, who retires pursuant to Article 98(A) of the Company's Articles of Association	Management	For	For
4.	Re-elect Mr. Chan Kien Sing as a Director, who retires pursuant to Article 98(A) of the Company's Articles of Association	Management	For	For
5.	Re-elect Mr. Seow Swee Pin as a Director, who retires pursuant to Article 98(E) of the Company's Articles of Association	Management	For	For
6.	Re-appoint Mr. Tan Sri Dato' Thong Yaw Hong as a Director of the Company and to hold office until the conclusion of the next AGM of the Company pursuant to Section 129(6) of the Companies Act, 1965	Management	For	For
7.	Re-appoint Mr. Tan Sri Dato' Jaffar Bin Abdul as a Director of the Company and to hold office until the conclusion of the next AGM of the Company pursuant to Section 129(6) of the Companies Act, 1965	Management	For	For
8.	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Directors to fix their remuneration	Management
9.
Authorize the Directors, subject to the Companies Act, 1965, the
Articles of Association of the Company and the approvals of the relevant governmental/regulatory authorities and pursuant to
Section 132D of the Companies Act, 1965, to issue and allot
shares in the Company from time to time and upon such terms
and conditions and for such purposes as the Directors may deem fit, provided that the aggregate number of shares issued pursuant to this resolution does not exceed 10% of the issued share capital of the Company; [Authority expires at the conclusion of the next
AGM of the Company]
Management
10.
Authorize the Company and its subsidiaries, subject to the
provisions of the Listing Requirements of Bursa Malaysia
Securities Berhad, to enter into recurrent related party
transactions of a revenue or trading nature with the related parties, as specified in the Section 2.3 of the Circular to the shareholders dated 29 SEP 2008, which are necessary for the
day-to-day operations and/or in the ordinary course of business of the Company and its subsidiaries on terms not more favorable to the related parties than those generally available to the public and are not detrimental to the minority shareholders of the Company;
[Authority expires the earlier of the conclusion of the next AGM of the Company following the AGM at which the ordinary resolution for the Proposed Mandate will be passed, at which time lapse, unless by a resolution passed at a general meeting, the authority is renewed; or the expiration of the period within which the next
AGM after the date it is required to be held pursuant to Section
	Management	For

143(1) of the Companies Act, 1965 [but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the
Companies Act, 1965]; and further authorize the Directors of the
Company and its subsidiaries to complete and to do all such acts and things [including executing such documents as may be
required] to give effect to such transactions as authorized by this ordinary resolution

11.
Authorize the Directors of the Company, subject to the Companies
Act, 1965 [Act], rules, regulations and orders made pursuant to the Act, provisions of the Company's Memorandum and Articles of
Association and the requirements of Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant authority, to purchases such number of ordinary shares of MYR 0.10 each in the Company [BToto Shares] through Bursa Securities and to take all such steps as are necessary [including the opening and
maintaining of a central depositories account under the Securities
Industry [Central Depositories] Act, 1991] and enter into any agreements, arrangements and guarantees with any party or
parties to implement, finalize and give full effect to the aforesaid purchase with full powers to assent to any conditions,
modifications, revaluations, variations and/or amendments [if any]
as may be imposed by the relevant authorities from time to time and to do all such acts and things in the best interests of the
Company, subject to the following: 1) the maximum number of
ordinary shares which may be purchased and held by the
Company shall be equivalent to 10% of the total issued and paid-
up share capital of the Company inclusive of the 95,030,072
BToto shares already purchased and retained as treasury shares;
and 2) the maximum funds to be allocated by the Company for the purpose of purchasing the ordinary shares shall not exceed the total retained profit and share premium reserve of the Company;
[Authority expires the earlier of the conclusion of the next AGM of the Company following the general meeting at which such
resolution was passed at which time it will lapse unless by
ordinary resolution passed at that meeting, the authority is renewed, either unconditionally or subject to conditions or the expiration of the period within which the next AGM after that date is required to be held by law]; and, upon the completion of the purchase(s) of the Btoto shares or any part thereof by the
Company, to deal with any BToto shares so purchased by the
Company, cancel all the BToto shares so purchased; or retain all the BToto shares as treasury shares for future re-sale or for distribution as dividend to the shareholders of the Company; or
retain part thereof as treasury shares and subsequently canceling the balance; or any other manner as prescribed by the Act, rules, regulations and orders made pursuant to the Act and the
requirements of Bursa Securities and any other relevant authority for the time being in force
	Management	For

BETSSON AB, STOCKHOLM
Security	W1556U104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Nov-2008
ISIN	SE0000102378	Agenda	701743381 - Management
Item	Proposal	Type	Vote

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.	Non-Voting
1.	Elect the Chairman of the Meeting	Management	For	For
2.	Approve the voting list	Management	For	For
3.	Approve the agenda	Management	For	For
4.	Elect 1 or 2 persons to certify the minutes	Management	For	For
5.	Approve the establish whether the meeting has been duly convened	Management	For	For
6.	Approve to establish an incentive programme, by which Senior Executive and other key persons that are employed in Sweden are offered to acquire warrants in the Company, as specified	Management	For	For
7.	Approve to establish an incentive programme [the Plan] for Senior Executives and other key persons employed in other countries than Sweden, as specified	Management	For	For
8.	Close of the Meeting	Management	For	For

BETSSON AB, STOCKHOLM
Security	W1556U104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2009
ISIN	SE0000102378	Agenda	701890750 - Management
Item	Proposal	Type	Vote	For/Against Management
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE-.
Non-Voting
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED.
Non-Voting
PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Elect Mr. John Wattin as a Chairman at the AGM	Non-Voting
3.	Approve the register of shareholders entitled to vote at the meeting	Non-Voting
4.	Approve the agenda	Non-Voting
5.	Elect 1 or 2 persons to check the minutes	Non-Voting
6.	Approve the determination of whether the meeting has been duly convened	Non-Voting
7.	Approve the statement by the Chief Executive Officer	Non-Voting
8.	Receive the annual report, the audit report, the consolidated financial statem-ents and the audit report for the group	Non-Voting
9.	Adopt the income statements and balance sheets of the group and the Parent Company	Management	For	For
10.	Approve no dividend shall be paid for the 2008 FY	Management	For	For
11.	Grant discharge the Members of the Board of Directors and the Chief Executive Office from liability	Management	For	For
12.	Approve the number of Members to be 6 without deputies	Management	For	For
13.
Approve the remuneration for the Board is SEK 1,875,000, of
which the Chairman will receive SEK 625,000 and the other
Members elected by the AGM SEK 250,000 each and Auditors
fees be paid according to approved invoices
		Management	For	For
14.	Re-elect Messrs. John Wattin, Per Hamberg, Kicki Wallje-Lund, Patrick Svensk, Carl Lewenhaupt and Lars Linder Aronson as the Board of Directors and Mr. John Wattin as a Chairman of the Board	Management	For	For
15.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL: Approve the procedure for preparation of the election of Members of the Board of Directors as specified
16.	Approve the guidelines for remunerating Senior Executives that were adopted at the 2008 AGM continue to be applicable
17.a
Approve to implement a share split, whereby 1 share in Betsson is converted into 2 shares; one of these shares will be a so-called redemption share; the Board of Directors proposes that the record date for the share split shall be 20 MAY 2009

17.b
Approve the share capital be reduced by SEK 39,553,720 through the redemption of 5,420,000 Series A shares and 34,133,720
Series B shares for repayment to the shareholders; the shares to be redeemed are those shares which are referred to as
redemption shares after shares have been split as described
above; the price to be paid for each redemption share shall be
SEK 5.10; no redemption price shall be paid for any redemption shares of Series A or Series B that are held by the Company; the maximum redemption amount will thus be SEK 201,723,972; the
Board of Directors proposes that trading in redemption shares shall take place from 25 May through 05 JUN 2009 and that the record date for the redemption of the redemption shares shall be
10 JUN 2009; payment is expected to be made through Euroclear
Sweden AB on 15 JUN 2009

17.c
Approve to increasing the Company's share capital by SEK
39,553,720 through a bonus issue via a transfer from the
Company's unrestricted equity to the Company's share capital; no new shares will be issued in connection with the share capital increase;a valid resolution requires approval of shareholders representing at least two-thirds of both the votes cast and the shares represented at the general meeting
		Management	For	For
18.
Authorize the Board to resolve to acquire, on 1 or several
occasions prior to the next AGM, as many shares as may be
acquired without the Company's holding at any time exceeding
10% of the total number of shares in the Company; the shares shall be acquired on a regulated market where shares in the
Company are listed and only at a price within the price range registered at any given time, i.e. the range between the highest bid price and the lowest offer price, or through a public offer to all shareholders, whereby the purchase shall be made at a price
equivalent to the lowest quoted share price at the time and a maximum of 150% of the current quoted share price; it is also proposed that the Board of Directors be authorised to pass a resolution on the transfer of the Company's own shares, as
payment upon the acquisition of companies or businesses, at a price equivalent to the quoted share price at the time of transfer;
the decision of the AGM to authorise the Board of Directors to decide on the purchase and sale of the Company's own shares
requires a shareholder majority of at least two thirds of the votes and two thirds of the shares represented at the AGM
		Management	For	For
19.
Authorize the Board to decide, on one or several occasions prior to the next AGM, to issue shares for payment in kind, that involve the issue of up to 4 million Series B shares (corresponding to a dilution of about 10%)
		Management	For	For
20.	Amend Section 11, Second paragraph, of the Articles Of Association regarding way of notice of shareholders meetings as specified	Management	For	For
21.	Closing of the meeting	Non-Voting
BWIN INTERACTIVE ENTERTAINMENT AG, WIEN
Security	A1156L102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2009
ISIN	AT0000767553	Agenda	701928080 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual statement of accounts for Company and Corporate Group Incl report of Board of Directors and the Supervisory Board	Management	For	For
2.	Approve the appropriation of net profits	Management	For	For
3.	Approve the activities undertaken by the Board of Directors	Management	For	For
4.	Approve the activities undertaken by the Supervisory Board	Management	For	For
5.	Approve the remuneration for the Supervisory Board	Management	For	For
6.	Elect the Auditor and Group Auditor	Management	For	For
7.	Re-elect Dr. Georg Riedl as a Supervisory Board	Management	For	For
8.A
Approve the cancellation of resolution on adopted conditional capital of the Company passed in the meeting held on 21 MAY 08 and new resolution on conditional capital of the Company to
empower the company to increase the equity capital of the
Company by up to EUR 3,270,000 by issuing up to 3,270,000
common bearer shares for the purpose of Serving Stock Options of employees, managers or Members of the Board of Director of the Company or of an affiliated Company new shares shall be
entitled for dividend the same way as already issued shares
Supervisory Board shall be empowered to decide upon alterations of the Articles resulting from this issuance
		Management	For	For
8.B	Amend the Articles Paragraph V) 6)	Management	For	For
9.	Amend the Articles Paragraph XIX	Management	For	For

CONSOLIDATED MEDIA HOLDINGS LTD
Security	Q2784N109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Oct-2008
ISIN	AU000000CMJ5	Agenda	701715091 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	To receive and consider the consolidated financial statements of the Company a-nd its controlled entities, and the reports of the Directors and the Auditor f-or the FYE 30 JUN 2008	Non-Voting
2.A	Re-elect Mr. John Alexander as a Director, who retires by rotation in accordance with Clause 6.1[f] of the Company's Constitution	Management	For	For
2.B	Re-elect Mr. Geoffrey Dixon as a Director, who retires by rotation in accordance with Clause 6.1[f] of the Company's Constitution	Management	For	For
2.C	Re-elect Mr. Ashok Jacob as a Director, who retires by rotation in accordance with Clause 6.1[f] of the Company's Constitution	Management	For	For
2.D	Re-elect Mr. Michael Johnston as a Director, who retires by rotation in accordance with Clause 6.1[f] of the Company's Constitution	Management	For	For
3.	Adopt the remuneration report for the YE 30 JUN 2008	Management	For	For

CROWN LTD, MELBOURNE
Security	Q3014T106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Oct-2008
ISIN	AU000000CWN6	Agenda	701720220 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	To consider the consolidated financial statements of the Company and its contr-olled entities and the reports of the Directors and the Auditor for the FYE 30-JUN 2008	Non-Voting
2.a	Re-elect Mr. John Alexander as a Director, who retires in accordance with Clause 5.1 [f] of the Company's Constitution	Management	For	For
2.b	Re-elect Mrs. Rowena Danziger as a Director, who retires in accordance with Clause 5.1 [f] of the Company's Constitution	Management	For	For
2.c	Re-elect Mr.Geoffrey Dixon as a Director, who retires in accordance with Clause 5.1 [f] of the Company's Constitution	Management	For	For
3.	Adopt the remuneration report for the YE 30 JUN 2008	Management	For	For

2.b	Re-elect Mrs. Rowena Danziger as a Director, who retires in accordance with Clause 5.1 [f] of the Company's Constitution	Management	For	For
2.c	Re-elect Mr.Geoffrey Dixon as a Director, who retires in accordance with Clause 5.1 [f] of the Company's Constitution	Management	For	For
3.	Adopt the remuneration report for the YE 30 JUN 2008	Management	For	For

FIELDS CORPORATION
Security	J1348C102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2009
ISIN	JP3802680003	Agenda	702008726 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Expand Business Lines	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For
3.10	Appoint a Director	Management	For	For
3.11	Appoint a Director	Management	For	For
4	Appoint a Corporate Auditor	Management	For	For

GALAXY ENTMT GROUP LTD
Security	Y2679D118	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2009
ISIN	HK0027032686	Agenda	701931049 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.	Receive the financial statements and reports of the Directors and the Auditors for the YE 31 DEC 2008
2.a	Elect Mr. Francis Lui Yiu Tung as a Director
2.b	Elect Mr. Joseph Chee Ying Keung as a Director
2.c	Elect Dr. Patrick Wong Lung Tak as a Director
2.D	Approve to fix the Directors remuneration
3.	Re-appoint the Auditors and authorize the Directors to fix their remuneration
4.1
Authorize the Directors of the Company to purchase shares of the
Company during the relevant period, on the Stock Exchange of
Hong Kong Limited or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong
Kong and The Stock Exchange of Hong Kong Limited under the
Hong Kong Code on Share Repurchases, not exceeding 10% of
the aggregate nominal amount of the issued share capital of the
Company at the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Companies Ordinance to be held]

4.2
Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company; and [if the Directors are so authorized by a separate ordinary resolution of the
shareholders of the Company] the nominal amount of share
capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum amount of 10%
of the share capital of the Company in issue at the date of the passing of this resolution], otherwise than pursuant to: i) a rights issue; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; or iii)
any share option schemes or similar arrangement; or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the company in accordance with the Articles of Association of the company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next
AGM of the Company is required by Companies Ordinance to be
held]
	Management	For	For
4.3
Approve, conditional upon the passing of the Resolutions 4.1 and
4.2, to extend the general mandate granted to the Directors of the
Company pursuant to Resolution 4.2, by addition thereto an
amount representing the aggregate nominal amount of share
capital of the Company repurchased under Resolution 4.1,
provided that such amount shall not exceed 10% of the aggregate amount of the issued share capital of the Company at the date of the passing of this resolution
	Management	For	For

GENTING BERHAD
Security	Y26926116	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2009
ISIN	MYL3182OO002	Agenda	701975279 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Adopt the audited financial statements for the FYE 31 DEC 2008 and the Directors' and Auditors' reports thereon	Management	For	For
2.	Declare a final dividend of 4.0 sen less 25% tax per ordinary share of 10 sen each for the FYE 31 DEC 2008 to be paid on 27 JUL 2009 to members registered in the Record of Depositors on 30 JUN 2009	Management	For	For
3.	Approve the payment of Directors' fees of MYR 826,900 for the FYE 31 DEC 2008	Management	For	For
4.	Re-elect Tan Sri Lim Kok Thay as a Director of the Company pursuant to Article 99 of the Articles of Association of the Company	Management	For	For
5.	Re-elect Mr. Quah Chek Tin as a Director of the Company pursuant to Article 99 of the Articles of Association of the Company	Management	For	For
6.	Re-appoint Tan Sri Mohd Amin bin Osman as a Director, who retires in accordance with Section 129 of the Companies Article, 1965, to hold office until the conclusion of the next AGM	Management	For	For
7.	Re-appoint Dato' Paduka Nik Hashim bin Nik Yusoff as a Director, who retires in accordance with Section 129 of the Companies Article, 1965, to hold office until the conclusion of the next AGM	Management	For	For
8.	Re-appoint Mr. Tun Mohammed Hanif bin Omar as a Director, who retires in accordance with Section 129 of the Companies Article, 1965, to hold office until the conclusion of the next AGM	Management
9.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix their remuneration	Management
10.
Authorize the Directors, subject always to the Companies Act,
1965, the Articles of Association of the Company and the approval of any relevant governmental and/or regulatory authorities, where such approval is required, pursuant to Section 132D of the
Companies Act, 1965, to issue and allot shares in the Company, at any time and upon such terms and conditions and for such
purposes as the Directors may, in their absolute discretion deem fit provided that the aggregate number of shares issued pursuant to this resolution does not exceed 10% of the issued and paid-up share capital of the Company for the time being; [Authority expire at the conclusion of the next AGM of the Company]; to take all such actions that may be necessary and/ or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amendment [if any] in connection therewith; and to obtain the approval for the listing of and quotation for the additional shares so issued on Bursa Malaysia Securities Berhad
Management
11.
Authorize the Company, subject to the passing of Resolution 12, subject to compliance with all applicable laws, the Company's
Articles of Association, the regulations and guidelines applied from time to time by Bursa Malaysia Securities Berhad ["Bursa
Securities"] and/or any other relevant regulatory authority, to utilize up to the aggregate of the total retained earnings and share premium accounts of the Company based on its latest audited
financial statements available up to the date of the transaction, to purchase, from time to time during the validity of the approval and authority under this resolution, such number of ordinary shares of
10 sen each in the Company [as may be determined by the
Directors of the Company] on Bursa Securities upon such terms and conditions as the Directors may deem fit and expedient in the interests of the Company, provided that the aggregate number of shares to be purchased and/or held by the Company pursuant to this resolution does not exceed 10% of the total issued and paid-
up ordinary share capital of the Company at the time of purchase and provided further that in the event that the Company ceases to hold all or any part of such shares as a result of [among others]
cancellations, re-sales and/or distributions of any of these shares so purchased, the Company shall be entitled to further purchase and/or hold such additional number of shares as shall [in
aggregate with the shares then still held by the Company] not exceed 10% of the total issued and paid-up ordinary share capital of the Company at the time of purchase; based on the audited financial statements of the Company for the financial year ended
31 DEC 2007, the Company's retained earnings and share
premium accounts were approximately MYR 5,253.3 million and
MYR 1,151.4 million respectively; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM is required by law to be held, unless earlier revoked or varied by ordinary resolution of the members of the Company in general meeting, whichever occurs
first]; authorize the Directors of the Company, in their absolute discretion, to deal with any shares purchased and any existing treasury shares ["the said Shares"] in the following manner: (i)
cancel the said Shares; and/or (ii) retain the said Shares as treasury shares; and/or (iii) distribute all or part of the said Shares as dividends to shareholders, and/or resell all or part of the said
Shares on Bursa Securities in accordance with the relevant rules of Bursa Securities and/or cancel all or part of the said Shares, or in any other manner as may be prescribed by all applicable laws and/or regulations and guidelines applied from time to time by
Bursa Securities and/or any other relevant authority for the time being in force and that the authority to deal with the said Shares shall continue to be valid until all the said Shares have been dealt with by the Directors of the Company; and to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or
arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amendment
[if any] as may be imposed by any relevant regulatory authority or
Bursa Securities and/or to do all such acts and things as the
Directors may deem fit and expedient in the best interest of the
Company

12.
Approve that, subject to the passing of Ordinary Resolution 11 and the approval of the Securities Commission ["SC"], Kien Huat
Realty Sdn Berhad ["KHR"] and the persons acting in concert with
KHR ["PAC"] to be exempted from the obligation to undertake a mandatory take-over offer on the remaining voting shares in the
Company not already owned by them under Part II of the
Malaysian Code on Take-Overs and Mergers 1998 ["Code"],
which may arise upon the future purchase by the Company of its own shares pursuant to Resolution 11, in conjunction with the application submitted by KHR and the PACs to the SC under
Practice Note 2.9.10 of the Code; authorize the Directors of the
Company to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amendment [if any] as may be imposed by any relevant regulatory authority and/or to do all such acts and things as the Directors may deem fit and expedient in the best interest of the Company
	Management	For	For
13.
Authorize the Company and/or its unlisted subsidiaries to enter into any of the transactions falling within the types of recurrent related party transactions of a revenue or trading nature with the related parties as set out in Section 2.3 under Part C of the
Document to Shareholders dated 26 MAY 2009, provided that
such transactions are undertaken in the ordinary course of
business, on arm's length basis and on commercial terms which are not more favorable to the related party than those generally available to/from the public and are not, in the Company's opinion, detrimental to the minority shareholders and that the breakdown of the aggregate value of the recurrent related party transactions conducted/to be conducted during the financial year, including the types of recurrent transactions made and the names of the related parties, will be disclosed in the annual report of the Company;
[Authority expires the earlier of the conclusion of the next AGM of the Company following this AGM at which such Proposed
Shareholders' Mandate is passed and the expiration of the period within which the next AGM of the Company after that date is
required to be held pursuant to Section 143(1) of the Companies
Act, 1965 (but shall not extend to such extension as may be
allowed pursuant to Section 143(2) of the Companies Act, 1965]
	Management	For	For

Transact any other business	Non-Voting

GOLD REEF RESORTS LIMITED
Security	S32244105	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	03-Sep-2008
ISIN	ZAE000028338	Agenda	701685274 - Management
Item	Proposal
1.
Amend, the existing Share Incentive Scheme of the Company
known as the Gold Reef Share Scheme approved by a resolution passed at the general meeting of the Members of the Company on
Thursday, 14 JUN 2001, the terms of the draft First Addendum tabled as specified

2.
Authorize the Directors of the Company, subject to the passing of
Resolution 1, as an ordinary resolution, in terms of Section 221 and Section 222 of the Companies Act, 1973 [Act 61 of 1973], as
amended [as those provisions are amended, modified, re-enacted or substituted from time to time] to: allot and issue so many ordinary shares at their par value in the share capital of the
Company to the trustees of the Gold Reef Share Scheme [the
Scheme] so that, after taking into account the existing ordinary shares held by the Scheme in the Company, the trustees of the
Scheme can make the offer as specified; and instruct the trustees of the Scheme to make an offer of up to 4 million shares to
selected key executives and Management to purchase those
shares from the Scheme at the par value thereof on the terms and conditions as specified, and that all of the ordinary shares referred to above are placed under the control of the Directors for allotment and issue as specified; and pursuant to the Listings Requirements of the JSE, the Company will only be entitled to allot and issue the shares which are the subject of Resolution 2 if that resolution is passed by a majority of 75% or more of the votes cast by all Gold
Reef ordinary shareholders present or represented by proxy at the general meeting, excluding any votes which may be cast by the
Scheme and by any participants in the Scheme who are also
shareholders of Gold Reef, including but not limited to as specified

3.
Authorize any Director of the Company, to do all such things, and sign all such documents, procure the doing of all such things and the signature of all such documents as may be necessary or
incidental to give effect to all of the ordinary resolutions which are proposed and passed at the general meeting at which this
Resolution 3 is proposed
		Management	Abstain	Against

GREEK ORGANISATION OF FOOTBALL PROGNOSTICS SA
Security	X3232T104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2009
ISIN	GRS419003009	Agenda	701907137 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE AN A-REPETITIVE
MEETING ON 20 MAY 2009 AND A B REPETITIVE MEETING
ON 09 JUL 2009.-ALSO, YOUR VOTING INSTRUCTIONS WILL
NOT BE CARRIED OVER TO THE SECOND CALL. AL-L VOTES
RECEIVED ON THIS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REIN-STRUCT ON THE REPETITIVE
MEETING. PLEASE BE ALSO ADVISED THAT YOUR SHARES
WILL-BE BLOCKED UNTIL THE QUORUM IS MET OR THE
MEETING IS CANCELLED. THANK YOU
Non-Voting
1.	Approve the Board of Directors and Chartered Auditors reports regarding the annual financial statements for the 9th FY 01 JAN 2008 until 31 DEC 2008	Management	For	For
2.	Approve the Company's corporate and consolidated annual financial statements for the 9th FY 01 JAN 2008 until 31 DEC 2008	Management	For	For
3.	Approve the earnings distribution for the 9th FY 01 JAN 2008 until 31 DEC 2008	Management	For	For
4.
Approve the exemption of the Board of Directors and Chartered
Accountants form any liability for compensation for activities of the
9th FY 01 JAN 2008 until 31 DEC 2008 and the administrative and representation acts of the Board of Directors
		Management	For	For
5.	Approve the remuneration compensation of the Members of the Board of Directors for their 9th FYB 01 AJN 2008 until 31 DEC 2008	Management	For	For
6.
Approve the remuneration compensation of the Members of the
Board of Directors for their participation in the Board of Director's and in Company's Committees for the current 10th FY 01 JAN
2009 until 31 DEC 2009
		Management	For	For
7.	Elect the regular and substitute Chartered Auditors for the current 10th FY 01 JAN 2009 until 31 DEC 2009, and approve their remuneration	Management	For	For
8.	Ratify the election of new Board of Director's members in replacement of resigned ones; and elect new Audit Committee according to Article 37 of Law 3693/2008
9.	Approve the replacement of Board of Director's Members
10.
Authorize, pursuant to Article 23, paragraph 1 of C.L. 2190/1920, the Members of the Board of Directors and Directors of the
Company's departments and divisions to participate in the Board of Directors or in the Management of the Groups Companies and
their associate Companies, for the purposes set out in Article 42E paragraph 5, of the Codified Law 2190/1920

11.
Authorize the Company's Lawyers Mr. Dimitrios Panageas,
Athens Bar Association registered No 21923, legal advisor to
Management and Mrs. Barbara Panousi Athens Bar Association
Registered No. 16002, lawyer acting jointly or separately to submit for approve  and publication to the Ministry of development the
Minutes of the Ordinary general assembly as well as those of any repeat session as well as the entire new codified document of the
Company's Articles of Association and in general to carry out any legal action to enforce the resolutions of the Ordinary general assembly or any repeat session

12.	Other announcements	Management	For	For

HEIWA CORPORATION
Security	J19194109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2009
ISIN	JP3834200002	Agenda	702018133 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations	Management	For	For
3	Approve Provision of Retirement Allowance for Directors	Management	For	For

IG GROUP HOLDINGS PLC, LONDON
Security	G4753Q106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	07-Oct-2008
ISIN	GB00B06QFB75	Agenda	701700975 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the accounts for the YE 31 MAY 2008 together with the Directors' report and the Auditors' report on those accounts and the auditable part of the remuneration report	Management	For	For
2.	Re-elect Mr. Jonathan Davie as a Director	Management	For	For
3.	Re-elect Mr. Nat Le Roux as a Director	Management
4.	Declare a final dividend for the YE 31 MAY 2008 in the amount of 9 pence per share	Management
5.	Re-appoint Ernst & Young as the Auditors to the Company to hold office until the conclusion of the next AGM	Management
6.	Authorize the Directors to determine the Auditors' remuneration	Management
7.	Approve the Directors' remuneration report for the YE 31 MAy 2008	Management
8.	Authorize the Directors to allot the relevant securities	Management
S.9	Authorize the Company to purchase its own shares	Management
S.10	Authorize the Directors to allot equity securities	Management
S.11	Amend the Company's Articles of Association as specified	Management

INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SE
Security	X3968Y103	Meeting Type
Ticker Symbol		Meeting Date
ISIN	GRS343313003	Agenda
Item	Proposal	Type

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE AN "-A" REPETITIVE
MEETING ON 21 MAY 2009 AND "B" REPETITIVE MEETING
ON 04 JUN 2009-. ALSO, YOUR VOTING INSTRUCTIONS WILL
NOT BE CARRIED OVER TO THE SECOND CALL.-ALL VOTES
RECEIVED ON THIS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO RE-INSTRUCT ON THE REPETITIVE
MEETING. PLEASE BE ALSO ADVISED THAT YOUR SHARES
WI-LL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
MEETING IS CANCELLED. THANK YOU.
Non-Voting
1.
Approve the corporate and consolidated annual financial
statements of the FY 01 JAN 2008 to 31 DEC 2008, in
accordance with the international financial reporting standards,
I.F.R.S., after hearing the relevant Board of Directors reports and the certified Auditors report regarding the above mentioned year and decision o n the distribution of said year profits
		Management	For	For
2.
Grant discharge both the Board of Directors Members and the
certified the Auditor from any liability for indemnity regarding
Company's administration, the financial statements and the
consolidated financial statements during the fiscal period under examination, 01 JAN 2008 31 DEC 2008
		Management	For	For
3.	Ratify the election of a new Member of the Board of Directors in replacement of a resigned Member	Management	For	For
4.	Elect the new Board of Directors and appointment of independent Board of Directors Members, pursuant to Law 3016/2002, as amended and in force; elect new Audit Committee, pursuant to Law 3693/2008	Management	For	For
5.	Elect regular and alternate certified Auditors for t he control of the FY 01 JAN 2009 to 31 DEC 2009 and determine their fees	Management	For	For
6.
Approve the of remuneration on the profits and remuneration of the Board of Directors Members for the FY 2008 and preliminary and remuneration of Non Executive Members of the Board of
Directors for the year 2009, pursuant to Article 24 of Codified Law
2190/1920 Article 5 of the Law 301 6/2002
		Management	For	For
7.	Approve the maximum salary of Board of Directors Members employed by the Company as for the financial period 01 JUL 2009 to 30 JUN 2010 pursuant to Article 23a of Codified Law 2190/1920	Management	For	For
8.
Authorize both Board of Directors Members and Company's
Directors to participate in the Board of Directors or in the administration of other affiliated Company's as those Company's are defined in Article 42 Paragraph E of Codified Law 2190/1920
		Management	For	For
9.
Approve to modify the share buy back program by the Company
that was decided at the OGM dated 06 MAY 2008, pursuant to
Article 16 of Codified Law 2190/1920, regarding the maximum an
d the minimum limits of the price F or their acquisition and in order
t o provide for the possibility of holding the share for future acquisition of shares of other Company
		Management	For	For
10.	Approve to issue the convertible bond loan and granting of authorization to the Board of Directors for determining the specific terms of the convertible bond loan	Management	For	For
11.	Announcements	Management	For	For

INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SE
Security	X3968Y103	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2009
ISIN	GRS343313003	Agenda	701946343 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE AN A-REPETITIVE
MEETING ON 04 JUN 2009. ALSO, YOUR VOTING
INSTRUCTIONS WILL NOT BE-CARRIED OVER TO THE
SECOND CALL. ALL VOTES RECEIVED ON THIS MEETING
WILL BE D-ISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THE REPETITIVE MEETING. PLEASE B-E
ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
UNTIL THE QUORUM IS MET OR THE-MEETING IS
CANCELLED. THANK YOU.
Non-Voting
1.	Approve the issuance of convertible bond and authorize the Board of Directors to determine the special terms of the respective convertible bond	Management	Against	Against

KANGWON LAND INC, CHONGSON
Security	Y4581L105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Mar-2009
ISIN	KR7035250000	Agenda	701846719 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 539138 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the appropriation of income and dividend of KRW 720 per share	Management	For	For
2.	Amend the Articles of Incorporation regarding business objectives, Sub-Committees and other legislative changes	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
3.1	Elect Mr. Nah Seung-Yeol as President	Management	For	For
3.2	Elect Mr. Lee Seong-bok as President	Management	For	For
3.3	Elect Mr. Jeon In-Baek as President	Management	For	For
3.4	Elect Mr. Choi Yeong as President	Management	For	For
3.5
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: elect 3 inside Directors nominated by largest
shareholder, 1 inside Director nominated by second largest
shareholder, 1 inside Director nominated by Jungseon County
Governor, and 1 inside Director nominated by Taebaek City Mayor
		Shareholder	For	Against
4.	Approve the total remuneration of the Inside Directors and the Outside Directors	Management	For	For

LADBROKES PLC
Security	G5337D107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-May-2009
ISIN	GB00B0ZSH635	Agenda	701843977 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the reports of the Directors and the Auditor and the accounts of the Company for the YE 31 DEC 2008	Management	For	For
2.	Approve to declare the final dividend of 9.05p on each of the ordinary shares entitled thereto in respect of the YE 31 DEC 2008	Management	For	For
3.	Appoint Mr. P. Erskine as a Director of the Company, who retires in accordance with the Articles of Association	Management	For	For
4.	Appoint Mr. R. J. Ames as a Director of the Company, who retires in accordance with the Articles of Association	Management	For	For
5.	Re-appoint Mr. N. M. H. Jones a Director of the Company, who retires by rotation in accordance with the Articles of Association	Management	For	For
6.	Re-appoint Mr. J. P. O'Reilly as a Director of the Company, who retires by rotation in accordance with the Articles of Association	Management
7.	Re-appoint Ernst & Young LLP as the Auditor to the Company and authorize the Directors to agree the remuneration of the Auditor	Management
8.	Receive the 2008 Directors' remuneration report	Management
9.
Authorize the Company, for the purposes of Section 366 of the
Companies Act 2006 [authorizations required for donations or expenditure] and all Companies that are subsidiaries of the
Company at any time during the period for which this resolution has effect to: (i) make political donations to political parties or independent election candidates not exceeding GBP 50,000 in
total; (ii) make political donations to political organizations other than political parties not exceeding GBP 50,000 in total; and (iii)
incur political expenditure not exceeding GBP 50,000 in total, provided that the aggregate amount of any such donations and expenditure shall not exceed GBP 50,000 during the period
beginning with the date of the passing of this resolution and ending on the date of the AGM of the Company to be held in 2010 or, if earlier, on 30 JUN 2010; for the purpose of this resolution the terms "political donations", "independent election candidates",
"political organizations" and "political expenditure" have the meanings set out in Sections 363 to 365 of the Companies Act
2006
Management
S.10
Authorize the Company to make market purchases [Section 163
of the Companies Act 1985] of up to 60,063,870 ordinary shares of 28 1/3p each of the Company, at a minimum price which may be paid for the ordinary share 28 1/3p per share and the maximum price which may be paid for an ordinary share is an amount equal to 105% of the average of the middle market quotations for an ordinary share derived from the London Stock Exchange Daily
Official List, over the previous 5 business days; [Authority expires at earlier of the conclusion of the AGM of the Company to be held
2010 or 30 JUN 2010]; and the Company may make a contract to purchase shares after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
Management
11.
Approve to increase the share capital of the Company by GBP
34,000,000 from GBP 253,000,000 to GBP 287,000,000 by the
creation of 120,000,000 additional new ordinary shares of 28 1/3p each in the capital of the Company
Management
12.
Authorize the Directors, in substitution for any existing authority and for the purpose of Section 80 of the Companies Act 1985, to allot relevant securities [with in the meaning of that Section] up to an aggregate nominal amount of GBP 56,776,939; [Authority
expires earlier of the conclusion of the AGM of the Company held in 2010 or on 30 JUN 2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
Management
S.13
Authorize the Directors, to allot equity securities [Section 94 of the
Companies Act 1985[the Act]] pursuant to the authority for the purposes of Section 80 of the Act conferred by the ordinary
resolution set out as Resolution No.12 at the notice of 2009 AGM of the Company and passed at the 2009 AGM of the Company
and to sell equity securities which immediately before the sale are held by the Company as treasury shares[Section 162A of the Act]
in each case, disapplying the statutory pre-emption rights [Section
89(1) of the Act], provided that this power is limited to: a) the allotment or sale of equity securities up to an aggregate nominal amount of GBP 8,509,048; b) the allotment or sale of equity
securities up to an aggregate nominal amount of GBP 56,776,939 in connection with a rights issue or other issue in favor of ordinary shareholders; [Authority expires the earlier of the conclusion of the
AGM of the Company to be held in 2010 or 30 JUN 2010]; and the
Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.14
Authorize the Directors of the Company, in addition to the
authority conferred on the Directors by Resolution 12 as set out in the Notice of the 2009 AGM of the Company: (a) authorized for the purposes of Section 80 of the Companies Act 1985 (the Act) to
allot relevant securities [within the meaning of that section] up to an aggregate nominal amount of GBP 56,776,939 in connection
with a rights issue; and (b) empowered to allot equity securities
[as defined by section 94 of the Act] pursuant to the authority for the purposes of section 80 of the Act conferred by this resolution and to sell equity securities which immediately before the sale are held by the Company as treasury shares [as defined in section
162A of the Act] in each case as if section 89(1) of the Act did not apply to such allotment or sale provided that this power shall be limited to the issue of equity securities in connection with a rights issue, [Authority shall expire at the conclusion of the AGM of the
Company to be held in 2010 or if earlier, on 30 JUN 2010] save that the Company may before the expiry of this authority make an offer or agreement which would or might require relevant
securities of the company to be allotted after its expiry and the
Directors may allot relevant securities pursuant to such an offer or agreement as if the authority in this resolution had not expired
		Management	For	For
15.
Approve the term of the Ladbrokes plc international Share Option
Scheme be extended for a further 10 years until 2019 and
authorize the Directors of the Company to do all acts and things necessary to put the extension of the scheme into effect
		Management	For	For
S.16	Approve to cancel the share premium account of the Company	Management	For	For

LOTTOMATICA S.P.A., ROMA
Security	T6326Y108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2009
ISIN	IT0003990402	Agenda	701886143 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30
APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the financial statements, the statutory reports and the allocation of Income	Management	For	For

MARS ENGINEERING CORPORATION
Security	J39735105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2009
ISIN	JP3860220007	Agenda	702008891 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations	Management	For	For

PADDY PWR PLC
Security	G68673105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2009
ISIN	IE0002588105	Agenda	701912203 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to accept financial statements and statutory reports
2.	Approve the dividends
3.	Elect Mr. Padraig O. Riordain as a Director
4.a	Re-elect Mr. Fintan Drury as a Director
4.b	Re-elect Mr. Tom Grace as a Director
4.c	Re-elect Mr. Jack Massey as a Director
5.	Authorize the Board to fix the remuneration of the Auditors
S.6	Grant authority for the issuance of equity or equity-linked securities without preemptive rights
S.7	Grant authority for the Share Repurchase Program
S.8	Grant authority for the reissuance of repurchased shares
S.9	Amend the Articles regarding: electronic shareholder communications and appointment of multiple proxies
10.	Amend the rules of Paddy Power PLC 2004 Long Term Incentive Plan

PARTYGAMING PLC, GIBRALTAR
Security	X6312S110	Meeting Type
Ticker Symbol	Meeting Date
ISIN	GI000A0MV757	Agenda
Item	Proposal
1.	Receive the financial statements, the Directors' report and the Auditors' report for the YE 31 DEC 2008
2.	Approve the remuneration report for the YE 31 DEC 2008
3.
Re-appoint BDO Stoy Hayward LLP and BDO Orion Limited as
the Company's Auditors with BDO Orion Limited acting as the
Auditor for the purposes of Section 10 of the Gibraltar Companies
[Accounts] Act 1999

4.	Authorize the Directors to set the Auditors' remuneration
5.	Re-appoint Mr. Rami Lerner as a Director
6.	Re-appoint Mr. Jim Ryan as a Director
7.	Re-appoint Mr. Rod Perry as a Director
8.	Re-appoint Mr. Martin Weigold as a Director
9.
Approve to increase the authorized share capital from GBP
75,000.00 divided into 500,000,000 ordinary shares of GBP
0.00015 each to GBP 105,000.00 divided into 700,000,000
ordinary shares of GBP 0.00015 each by the creation of
200,000,000 ordinary shares of GBP 0.00015 each [totalling GBP
30,000.00 in nominal value], each such ordinary share ranking pari passu with the existing ordinary shares of the Company; and
amend the Company's Memorandum of Association as specified

10.
Authorize the Board of Directors for the purposes of section 66 of the Companies Act 1930 [as amended] to allot Relevant Securities
[as specified in Article 6 of the Company's Articles of Association
[the Articles up to an aggregate nominal amount of GBP
20,575.00 and further, for the purposes of section 66 of the
Companies Act 1930 [as amended] to allot Relevant Securities comprising Equity Securities [as defined by Article 20 of the
Articles] up to a nominal amount of GBP 41,150.00[including
within such limit any Relevant securities allotted under this
Resolution] in connection with an offer by way of a rights issue [A]
to Ordinary shareholders in proportion [as nearly as practicable] to their existing holdings; and [B] to people who are holders of other
Equity Securities if this is required by the rights of those securities or, if the Board of Directors considers it necessary, as permitted by the rights of those securities, and so that the Board may impose any limits or restrictions and make arrangements which it considers necessary or appropriate to with fractional entitlements, record dates, legal regulatory or practical problems in, or under the laws of any other matter; [Authority expires the earlier at the end of the Company's AGM in the year 2010 or at close of
business on 07 AUG 2010]; save that the Company may before
such expiry make an offer or enter into an agreement which would or might require relevant securities to be allotted after such expiry and the Board of Directors may allot relevant securities

S.11
Authorize the Board of Directors, subject to the passing of the previous resolution and in place of the existing authority, and pursuant to Articles 22 to 25 of the Articles to allot Equity
Securities [as defined by Article 20 of the Articles] for cash pursuant to the authority conferred by the previous resolution as though articles 14 to 21 of the Articles did not apply to any such allotment provided that this power shall be limited to the allotment of Equity Securities in connection with an offer of Equity Securities
[but in the case of the authority granted under resolution 10[ii] by way of a rights issue only] [A] to Ordinary shareholders in
proportion [as nearly as practicable] to their existing holdings; and
[B] to people who are holders of other Equity Securities if this is required by the rights of those securities or, if the Board of
Directors to considers it necessary, as permitted by the rights of those securities, and so that the Board may impose any limits or restrictions and make any arrangements which it considers
necessary or appropriate to deal with fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and [ii] in the case of the authority granted under resolution , to the allotment of Equity
Securities up to an aggregate nominal value of GBP 3,086.00; and
[Authority expire at the end of the Company's AGM in the year
2010]

S.12
Authorize the Company to make market purchases within the
meaning of section 79 of the Gibraltar Companies Act 1930 [as amended] of ordinary shares of GBP 0.00015 each of the
Company ['Shares'] provided that: [i] the maximum number of
Shares hereby authorized to be acquired is 41,151,938; [ii] the minimum price that may be paid for any such Share is GBP
0.00015, being the nominal value of a Share;[iii] the maximum price that may be for any such Share is an amount equal to
105%of the average of the middle market quotations for a Share as derived from the London Stock Exchange Daily Official List for the 5 business days immediately preceding the day on which the
Share is contracted to be purchased; and [Authority expire the earlier or on the date of the AGM of the Company in the year 2010 or at close of business on 07 AUG 2010]; but a contract for
purchase may be made before such expiry, that will or may be completed wholly or partially thereafter, and a purchase of Shares may be made in pursuance of such contract

PLAYTECH LTD
Security	G7131X107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2009
ISIN	VGG7131X1078	Agenda	701915843 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's annual accounts together with the report of the Directors and the Auditors for the FYE 31 DEC 2008	Management	For	For
2.	Re-appoint BDO Stoy Hayward LLP as the Auditors, to hold office from the conclusion of the meeting to the conclusion of the next meeting at which accounts are laid before Company	Management	For	For
3.	Authorize the Directors to determine the Auditor's remuneration	Management	For	For
4.	Approve the payment of a final dividend for YE 31 DEC 08 of 7.6% per ordinary share of no par value to shareholders on the register at close on 03 APR 2009	Management	For	For
5.	Re-elect Mr. Roger Withers as a Director, who retires by rotation	Management	For	For
6.	Re-elect Mr. Rafi Ashkenazi as a Director, who retires by rotation	Management	For	For
S.7	Authorize the Directors to allot new ordinary shares of no par value in the Company for cash, limited to aggregate no of 11,933,346 Ordinary Shares for limited time as in Notice	Management	For	For

RANK GROUP PLC, LONDON
Security	G7377H121	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2009
ISIN	GB00B1L5QH97	Agenda	701868385 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the financial statements and statutory reports	Management	For	For
2.	Approve the remuneration report	Management	For	For
3.	Re-elect Mr. Ian Burke as a Director	Management	For	For
4.	Elect Mr. Paddy Gallagher as a Director	Management	For	For
5.	Elect Mr. Owen O'Donnell as a Director	Management	For	For
6.	Re-elect Mr. Bill Shannon as a Director	Management	For	For
7.	Reappoint PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
8.	Authorize the Audit Committee to fix remuneration of the Auditors	Management	For	For
9.	Grant authorize to issue of equity or equity-linked securities with pre-emptive rights up to aggregate nominal amount of GBP 18,800,000	Management	For	For
10.	Approve to passing of ordinary Resolution 9, grant authority to issue of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount of GBP 2,700,000	Management	For	For
11.	Authorize 58,500,000 ordinary shares for market purchase	Management	For	For
12.
Authorize the Company and Subsidiaries to make EU Political
donations to Political Organization and/or independent election candidates up to GBP 0.025M, to Political Organization other than political parties up to GBP 0.025M and Incur EU Political
expenditure up to GBP 0.05
		Management	For	For

RESORTS WORLD BHD
Security	Y7368M113	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-Jun-2009
ISIN	MYL4715OO008	Agenda	701971017 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the audited financial statements for the FYE 31 DEC 2008 and the Directors' and Auditors' report	Management	For	For
2.
Approve the declaration of a final dividend of 4.0 sen less 25% tax per ordinary share of 10 sen each for the FYE 31 DEC 2008 to be paid on 21 JUL 2009 to members registered in the record of
depositors on 30 JUN 2009
		Management	For	For
3.	Approve the payment of Directors' fees of MYR 741,900 for all the FYE 31 DEC 2008 [2007: MYR 755,900]	Management	For	For
4.	Re-elect Tan Sri Clifford Francis Herbert as a Director of the Company, pursuant to Article 99 of the Articles of Association of the Company	Management	For	For
5.	Re-elect Mr. Quah Chek Tin as a Director of the Company pursuant to Article 99 of the Articles of Association of the Company	Management	For	For
6.	Re-appoint Mr. Tun Mohammed Hanif bin Omar as a Director of the Company, who retires in accordance with Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM	Management	For	For
7.	Re-appoint Tan Sri Alwi Jantan, as a Director of the Company, who retires in accordance with Section 129 of the Companies Act,1965, to hold office until the conclusion of the next AGM	Management	For	For
8.
Re-appoint Tan Sri Wan Sidek bin Hj Wan Abdul Rahman as a
Director of the Company, who retires in accordance with Section
129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM
		Management	For	For
9.	Re-appoint PricewaterhouseCoopers as Auditors of the Company and authorize the Directors to fix the remuneration	Management	For	For
S.1
Approve to change the name of the Company from Resorts World
Bhd to Genting Malaysia Berhad and that all references in the
Memorandum and Articles of Association of the Company to the
name Resorts World Bhd wherever the same may appear shall be deleted and substituted with Genting Malaysia Berhad [proposed change of name] and authorize Tan Sri Lim Kok Thay, the
Chairman and Chief executive of the Company to give effect to the proposed change of name with full power to assent to any condition, modification, variation, and/or amendment [if any] as may be required by the relevant authorities
		Management	For	For
10.
Authorize the Directors of the Company, subject always to the
Companies Act, 1965, the Articles of Association of the Company
and the relevant governmental and/or regulatory authorities, where such approval is required, pursuant to Section 132D of the
Companies Act, 1965 to issue and allot shares in the Company, at any time and upon such terms and conditions and for such
purposes as the Directors may, in their absolute discretion deem fit provided that the aggregate number of shares issued pursuant to this resolution does not exceed 10% of the issued and paid-up share capital of the Company for the time being, and this authority under this resolution shall continue in for until the conclusion of the next AGM of the Company, and that a) authorize the Directors of the Company, to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amend [if any] in connection therewith; and to obtain the listing of and quotation for the additional shares so issued on Bursa Malaysia Securities Berhad

11.
Approve, subject to the passing of Ordinary Resolution 12, and subject to compliance with all applicable laws, the Company's
Articles of Association, and the regulations and guidelines applied from time to time by Bursa Malaysia Securities Berhad [Bursa
Securities] and/or any other relevant regulatory authority: a)
authorize the Company to utilize up to the aggregate of the total retained earnings and share premium accounts of the Company
based on its latest audited financial statements available up to the date of the transaction, to purchase, from time to time during the validity of the approval and authority under this resolution, such number of ordinary shares of 10 sen each in the Company [as
may be determine by the Directors of the Company] on Bursa
Securities upon such terms and conditions as the Directors may deem fit and expedient in the interests of the Company, provided that the aggregate number of shares to be purchased and/or held by the Company pursuant to this resolution does not exceed 10%
of the total issued and paid-up ordinary share capital of the
Company at the time of purchase and provided further that in the event that the Company ceases to hold all or any part of such shares as a result of [among others] cancellations, resales and/or distributions of any of these shares so purchased, the Company shall be entitled to further purchase and/or hold such additional number of shares as shall [in aggregate with the shares then still held by the Company] not exceed 10% of the total issued and
paid-up ordinary share capital of the Company at the time of purchase, based on the audited financial statements of the
Company for the FYE 31 DEC 2008, the Company's retained
earnings and share premium accounts were approximately MYR
7,384.1 million and MYR 1,100.2 million respectively; [Authority expires at the earlier of the conclusion of the next AGM of the
Company; or the expiry of the period within which the next AGM is required by law to be held]; authorize the Directors of the
Company, to deal with any shares purchased and any existing
treasury shares [the said shares] in the following manner: i) cancel the said shares; ii) retain the said shares as treasury shares; or in any other manner as may be prescribed by all applicable laws and/or regulations and guidelines applied from time to time by
Bursa Securities and/or any other relevant authority for the time being in force and that the authority to deal with the said shares shall continue to be valid until all the said shares have been dealt with by the Directors of the Company; and to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or
arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amend [if any] as may be imposed by any relevant regulatory authority or
Bursa Securities and/or to do all such acts and things as the
Directors may deem fit and expedient in the best interest of the
Company

12.
Authorize the Directors of the Company, subject to the passing of
Ordinary Resolution 11 and the Securities Commission [SC],
approve the Genting Berhad [Genting] and the persons acting in concert with Genting [PAC] to be exempted from the obligation to undertake a mandatory take-over offer on the remaining voting shares in the Company not already owned by them under Part II of the Malaysian Code on Take-Overs and Mergers, 1998 [Code],
which may arise upon the future purchase by the Company of its own shares pursuant to Ordinary Resolution 11, in conjunction with the application submitted by Genting and the PACs to the SC under Practice Note 2.9.10 of the Code, to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or
arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amend [if any] as may be imposed by any relevant regulatory authority
and/or to do all such acts and things as the Directors may deem fit and expedient in the best interest of the Company
		Management	For	For
13.
Approve the Company and/or its subsidiaries, to enter into any of the transactions falling within the types of recurrent related party transactions of a revenue or trading nature with the related parties as set out in Section 2.3 under Part C of the document to
shareholders dated 25 MAY 2009, provided that such transactions are undertaken in the ordinary course of business, on arm's length basis and on commercial terms which are not more favourable to the related party than those generally available to/from the public and are not, in the Company's opinion, detrimental to the minority shareholders and that the breakdown of the aggregate value of the recurrent related party transactions conducted/to be
conducted during the FY, including the types of recurrent
transactions made and the names of the related parties, will be disclosed in the annual report of the Company; [Authority expires at the earlier of the conclusion of the next AGM of the Company following this AGM at which such Proposed Shareholders'
Mandate is passed, at which time it will lapse, unless by a
resolution passed at the meeting, the authority is renewed; the expiration of the period within which the next AGM of the
Company after that date is required to be held pursuant to Section
143[1] of the Companies Act, 1965 [but shall not extend to such extension as may be allowed pursuant to Section 143[2] of the
Companies Act, 1965]
		Management	For	For
	Transact any other business	Non-Voting

SANKYO CO.,LTD.
Security	J67844100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Jun-2009
ISIN	JP3326410002	Agenda	702005352 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations	Management	For	For
SKY CITY ENTERTAINMENT GROUP LTD
Security	Q8513Z115	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	31-Oct-2008
ISIN	NZSKCE0001S2	Agenda	701730005 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Re-elect Sir. Dryden Spring as a Director, who retires from office at the meeting	Management	For	For
2.	Elect Mr. Peter Cullinane as a Director, who retires from office at the meeting	Management	For	For
3.	Elect Ms. Jane Freeman as a Director, who retires from office at the meeting	Management	For	For
4.
Approve the issue by Directors to Mr. Nigel Morrison, Chief
Executive Officer of the Company, on or before 30 OCT 2011, of in aggregate up to 2,000,000 share rights under the long term incentive plan, on the terms and conditions as specified
		Management	For	For
5.
Authorize the increase in the total Directors' fees from NZD
750,000 plus GST for each FY, to NZD 950,000 plus GST for
each FY, being an increase of NZD 200,000 plus GST, and that such increase take effect from 01 JUL 2008
		Management	For	For
6.	Authorize the Directors to fix the fees and expenses of the Auditor of the Company	Management	For	For

SNAI SPA, PORCARI
Security	T85781101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2009
ISIN	IT0000074903	Agenda	701883464 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 14
MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the balance sheet as of 31 DEC 2008, the Directors report on the Management and the Board of Auditors report, related and consequential resolutions
2.	Approve the coverage of losses through use of reserves, related resolutions
3.	Amend the emoluments for the office of Auditing for the year 2008 EX Article 159 Law Decree 24 FEB 1998 N. 58, related resolutions

SPORTINGBET PLC, LONDON
Security	G8367L106	Meeting Type
Ticker Symbol	Meeting Date
ISIN	GB0009516252	Agenda
Item	Proposal
1.	Receive and adopt the accounts, the Directors' report, and the Auditor's report on the accounts for the YE 31 JUL 2008
2.	Receive and approve the Directors' remuneration report as specified for the YE 31 JUL 2008
3.
Re-appoint Grant Thornton [UK] LLP as the Auditors to the
Company to hold office from the conclusion of the meeting until the conclusion of the next General Meeting at which accounts are laid before the Company

4.	Authorize the Directors to set the Auditor's remuneration
5.	Re-appoint Mr. Peter Dicks as a Director of the Company
6.	Re-appoint Mr. James Wilkinson as a Director of the Company
7.	Re-elect Mr. Andrew Mclver as a Director of the Company
8.
Authorize the Directors, in substitution for all previous authorities and pursuant to and in accordance with Section 80 of the
Companies Act 1985, to allot relevant securities [within the meaning of that Section], up to an aggregate nominal amount of
GBP 158,316; [Authority expires the earlier of the conclusion of
AGM of the Company next or on 31 DEC 2009]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such
expiry

S.9
Authorize the Directors, pursuant to and in accordance with
Section 95 of the Companies Act 1985, subject to the passing of
Resolution 8, to allot equity securities for cash pursuant to the general authority conferred upon the Directors in Resolution 8, disapplying the statutory pre-emption rights Sub-Section[1] of
[Section 89] of the Companies Act 1985, provided that this power is limited to the allotment of equity securities: in connection with or pursuant to an offer of equity securities open for acceptance for a period fixed by the Directors to holders on the register on a record date fixed by the Directors of ordinary shares in the capital of the
Company in proportion to their respective holdings [for which purpose holdings in certificated and uncertificated form may be treated as separate holdings] but subject to such exclusions or other arrangements as the Directors may consider necessary or expedient to deal with fractional entitlements or legal or practical problems under the laws of or the requirements of any recognized regulatory body or any stock exchange in any territory ; and
[otherwise than pursuant to this resolution] up to an aggregate nominal amount of GBP 23,747; [Authority expires the earlier of the conclusion of the next AGM of the Company or on 31 DEC
2009]; and, the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry, the nominal amount of any securities shall be taken to be, in the case of rights to subscribe for or convert any securities into shares of the Company, the nominal amount of any such shares which may be allotted pursuant to such rights, and words and expressions specified in or for the purpose of Part IV of the Companies Act 1985 shall bear the same meaning herein

10.
Authorize the Company and any wholly owned subsidiary of the
Company to: make political donations to political parties and/or independent election candidates not exceeding GBP 100,000 in total; make political donations to political organizations other than political parties not exceeding GBP 100,000 in total; and incur political expenditure not exceeding GBP 100,000 in total;
[Authority expires during the period beginning on the date of passing this resolution and ending on the earlier of the conclusion of the next AGM of the Company or on 31 DEC 2009]
	Management	Abstain	Against
S.11
Authorize the Company, pursuant to Section 166 of the
Companies Act 1985 and Article 7[c] of the Company's Articles of
Association, to make market purchases [Section 163[3] of the
Companies Act 1985] of ordinary shares of 0.1p each in the
capital of the Company [ordinary shares], at a maximum number of ordinary shares authorized to purchase is 47,494,863
[representing approximately 10% of the Company's issued
ordinary share capital at the date of this notice of meeting], the minimum price of 0.1p each, the maximum price, exclusive of any expenses, which may be paid for each ordinary share is an
amount equal to 105% of the average of the middle market
quotations for an ordinary share of the Company for the 5
business days immediately preceding the day of purchase;
[Authority expires at the close of the next AGM of the Company or on 31 DEC 2009 whichever is earlier]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
	Management	Abstain	Against
S.12
Adopt the regulations contained in the printed document produced to the meeting and signed, for the purpose of identification, by the
Chairman of the meeting as the Articles of Association of the
Company in substitution for the existing Articles of Association of the Company
	Management	For	For
SUN INTERNATIONAL LTD
Security	S8250P120	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Nov-2008
ISIN	ZAE000097580	Agenda	701760402 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the annual financial statements for the YE 30 JUN 2008	Management	For	For
2.1	Re-elect Mr. R. P. Becker as a Director, who retires in accordance with Company's Articles of Association	Management	For	For
2.2	Re-elect Mr. P. L. Campher as a Director, who retires in accordance with Company's Articles of Association	Management	For	For
2.3	Re-elect Mr. M. P. Egan as a Director, who retires in accordance with Company's Articles of Association	Management	For	For
2.4	Re-elect Mr. I. N. Matthews as a Director, who retires in accordance with Company's Articles of Association	Management	For	For
3.	Approve the fees payable to the Non-Executive Directors for their services as Directors or as Members of the Committees in respect of the FYE 30 JUN 2009	Management	Abstain	Against
4.
Re-appoint PricewaterhouseCoopers Inc as the Independent
registered Auditor of the Company until the conclusion of the next
AGM in accordance with the Audit Committee's nomination, it
being noted that Mr. DB von Hoesslin is the individual registered
Auditor and Member of the aforegoing firm who undertakes the audit
		Management	For	For
5.
Approve and adopt the Sun International Limited Restricted Share
Plan 2008, in accordance with the salient features appearing on the annexure to this notice of AGM, the details of which are incorporated in separate plan rules which have been initialed by the Chairman of the AGM for the purpose of identification and have been approved by the JSE Limited
		Management	Against	Against
6.
Amend the Sun International Limited Conditional Share Plan 2005
in accordance with the first addendum to the Sun International
Limited Conditional Share Plan 2005 the contents of which appear in the annexure to this notice of AGM and which has been
approved by the JSE Limited; the Sun International Limited
Deferred Bonus Plan 2005 in accordance with the first addendum to the Sun International Limited Deferred Bonus Plan 2005 the
contents of which appear in the annexure to this notice of AGM and which has been approved by the JSE Limited; the Sun
International Limited Equity Growth Plan 2005 in accordance with the first addendum to the Sun International Limited Equity Growth
Plan 2005, the contents of which appear in the annexure to this notice of AGM and which has been approved by the JSE Limited

7.
Authorize the Directors of the Company to do all such things as may be necessary for and incidental to the implementation of ordinary Resolutions Numbers 5 and 6 including, but not limited to, the signature of the new plan rules and the Addenda to the various share plans as well as all related or ancillary documents

8.
Approve, subject to the passing of ordinary Resolution Number 5, the ordinary resolution passed on 29 NOV 2005, to place
10,780,000 ordinary share with a par value of 8 cents each in the authorized but unissued share capital of the Company under the control of the Directors as a specific authority in terms of Section
221(2) of the Companies Act 1973 [the Act] with the power to allot and issue these shares in accordance with and for the purposes of the Sun International Limited Equity Growth Plan 2005, the Sun
International Limited Conditional Share Plan 2005 and the Sun
International Limited Deferred Bonus Plan 2005 and amend to
extend the specific authority in terms of Section 221(2) of the Act granted to the Directors in that ordinary resolution to include the power to allot and issue 10,780,000 ordinary shares not merely in accordance with and for the purposes of the Sun International
Limited Equity Growth Plan 2005, the Sun International Limited
Conditional Share Plan 2005 and the Sun International Limited
Deferred Bonus Plan 2005, but also in accordance with and for purposes of the new Sun International Limited Restricted Share
Plan 2008, subject to the provisions of the Act and the JSE
Limited Listings Requirements

S.9
Authorize the Directors to approve and implement the acquisition by the Company [or by a subsidiary of the Company up to a
maximum of 10% of the number of issued ordinary shares of the
Company], in terms of the Companies Act 1973, and the rules and requirements of the JSE Limited [JSE] which provide, inter alia, that the Company may only make a general repurchase of its
ordinary shares subject to the repurchase being implemented
through the order book operated by the JSE trading system,
without prior under standing or arrangement between the
Company and the counterparty; the Company being authorized
thereto by its Articles of Association; repurchases not being made at a price greater than 10% above the weighted average of the market value of the ordinary shares for the 5 business days
immediately preceding the date on which the transaction was
effected; an announcement being published as soon as the
company has repurchased ordinary shares constituting, on a
cumulative basis, 3% of the initial number of ordinary shares, and for each 3% in aggregate of the initial number of ordinary shares repurchased thereafter, containing full details of such
repurchases; repurchases not exceeding 20% in aggregate of the
Company's issued ordinary share capital in any 1 FY the
Company's sponsor confirming the adequacy of the Company's
working capital for purposes of undertaking the repurchase of ordinary shares in writing to the JSE upon entering the market to proceed with the repurchase; the Company remaining in
compliance with Paragraphs 3.37 to 3.41 of the JSE Listings
Requirements concerning shareholder spread after such
repurchase; the Company and/or its subsidiaries not repurchasing securities during a prohibited period as defined in paragraph 3.67 of the JSE Listings Requirements, unless it has in place a
repurchase program where the dates and quantities of securities to be traded during the relevant period are fixed and full details of the program have been disclosed in an announcement published on SENS prior to the commencement of the prohibited period; and
the Company only appointing 1 agent to effect any repurchases on its behalf [Authority expires the earlier of the conclusion of the
Company's next AGM or 15 months]
		Management	Against	Against

TABCORP HLDGS LTD
Security	Q8815D101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-Oct-2008
ISIN	AU000000TAH8	Agenda	701712285 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	To receive and consider the financial statements and the reports of the Direct-ors and the Auditor in respect of the YE 30 JUN 2008	Non-Voting
2.A	Re-elect Ms. Paula Dwyer as a Director of the Company, retires in accordance with the constitution of the Company	Management	Abstain	Against
2.B	Elect Mr. John O'Neill as a Director of the Company, retires in accordance with the constitution of the Company	Management	Abstain	Against
2.C	Elect Mrs. Jane Hemstritch as a Director of the Company, retires in accordance with the constitution of the Company	Management	Abstain	Against
2.D	Elect Mr. Brett Paton as a Director of the Company, retires in accordance with the constitution of the Company	Management	Abstain	Against
3.	Adopt the remuneration report [which forms part of the Directors' report] in respect of the YE 30 JUN 2008	Management	Abstain	Against
4.
Approve to grant the number of Performance Rights determined based on the formula 1,500,000 divided by the Fair Market Value of a performance right to the Managing Director and Chief
Executive Officer of the Company, Mr. Elmer Funke Kupper,
under the Tabcorp Long Term Performance Plan as specified
		Management	Abstain	Against

TANJONG PLC
Security	G8668W116	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-Jul-2008
ISIN	GB0008722323	Agenda	701647971 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the annual report and the audited financial statements of the Company and of the Group for the YE 31 JAN 2008 and the reports of the Directors and the Auditors thereon	Management	For	For
2.	Approve the Directors' remuneration report for the YE 31 JAN 2008 as set out on pages 51 to 54 of the annual report	Management	For	For
3.	Declare a final dividend of 34 sen gross per share less Malaysian income tax at 25% in respect of the YE 31 JAN 2008	Management	For	For
4.
Re-elect Mr. Dato' Robert Cheim Dau Meng as a Director of the
Company, pursuant to Article 74 of the Articles of Association, who retires by rotation in accordance with Articles 76 and 77 of the Company's Articles of Association
		Management	For	For
5.
Re-elect Mr. Dato' Larry Gan Nyap Liou @ Gan Nyap Liow as a
Director of the Company, pursuant to Article 74 of the Articles of
Association, who retires by rotation in accordance with Articles 76 and 77 of the Company's Articles of Association
		Management	For	For
6.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company and authorize the Directors to set their remuneration	Management	For	For
7.
Authorize the Directors, to allot relevant securities [Section 80 of the Companies Act 1985 of Great Britain] up to an aggregate
nominal amount of GBP 3,024,420.90; [Authority expires at the conclusion of the next AGM of the Company]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such
expiry
		Management	For	For
S.8
Authorize the Directors, subject to the passing of Resolution 7, pursuant to Section 95 of the Companies Act 1985 of Great
Britain, to allot equity securities [Section 94 of the said Act] for cash pursuant to the authority conferred by Resolution 7 and/or where such allotment constitutes an allotment of equity securities by virtue of Section 94(3A) of the said Act, disapplying the statutory pre-emption rights [Section 89(1) of the Act], provided that this power is limited to the allotment of equity securities: i) in connection with a rights issue, open offer or any other pre-emptive offer or a scrip dividend alternative in favor of ordinary
shareholders [excluding any shareholder holding shares as
treasury shares; and ii) up to an aggregate nominal amount of
GBP 3,024,420.90; [Authority expires at the Company's next
AGM]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.9
Adopt the Articles of Association produced to the meeting and initialed by the Chairman of the meeting for the purpose of
identification, as the Articles of Association of the Company in
substitution for, and to the exclusion of, the existing Articles of
Association
		Management	For	For

TATTS GROUP LTD
Security	Q8852J102	Meeting Type
Ticker Symbol		Meeting Date
ISIN	AU000000TTS5	Agenda
Item	Proposal
1.	Chairman and the Chief Executive presentations
2.
Receive and consider the financial report for the Company and its controlled e-ntities for the period ended 30 JUN 2008 together with the Directors' report a-nd the Auditor's Report as specified in the annual report

3.a	Re-elect Mr. Julien Playoust as a Director of the Company, who retires in accordance with the Constitution
3.b	Re-elect Mr. Kevin Seymour as a Director of the Company, who retires in accordance with the Constitution
4.	Adopt the remuneration report forming part of the Directors' report for the period ended 30 JUN 2008

UNIBET GROUP PLC
Security	X9415A101	Meeting Type
Ticker Symbol		Meeting Date
ISIN	SE0001835588	Agenda
Item	Proposal

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE-.

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED.
Non-Voting
PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Mr. Gunnar Johansson as a Chairman of the meeting	Non-Voting
3.	Drawing up and approval of the voting list	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of one or two person(s) to approve the minutes	Non-Voting
6.	Determination that the Meeting has been duly convened	Non-Voting
7.	The Chief Executive Officer's presentation	Non-Voting
8.	Presentation of the terms of the share option schemes	Non-Voting
9.
Receive the report of the Directors and the consolidated financial statements (Annual Report) prepared in accordance with
International Financial Reporting Standards for the YE 31 DEC
2008, together with the report of the Auditors
		Management	For	For
10.
Declare a dividend of GBP 0.23 (equivalent to SEK 2.75 on 10
FEB 2009 exchange rates and payable in SEK) to be paid to
owners of shares/SDR's who are registered as at 13 MAY 2009, as record date at Euroclear Sweden AB (former VPC AB) is 18
MAY 2009 proposed
		Management	For	For
11.	Approve the principles for remuneration as specified for the year ended 31 DEC 2008	Management	For	For
12.	Approve to determine the number of Directors at 6	Management	For	For
13.	Approve to pay a total of GBP 379,250 [the Total Fee] to Directors elected at the AGM as specified	Management	For	For
14.	Re-elect Mr. Kristofer Arwin as a Director of the Company	Management	For	For
15.	Re-elect Mr. Peter Boggs as a Director of the Company	Management	For	For
16.	Re-elect Mr. Daniel Johannesson as a Director of the Company	Management	For	For
17.	Re-elect Mr. Peter Lindell as a Director of the Company	Management	For	For
18.	Re-elect Mr. Staffan Persson as a Director of the Company	Management	For	For
19.	Re-elect Mr. Anders Strom as a Director of the Company	Management	For	For
20.	Appoint Mr. Daniel Johannesson as a Chairman of the Board and Mr. Anders Strom as a Deputy Chairman	Management	For	For
21.	Approve to determine the principles for the appointment of the Members of the Nomination Committee as specified	Management	For	For
22.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to determine their remuneration	Management	For	For
23.	Approve the guidelines for remuneration and other terms of employment for senior Management as specified	Management	For	For
E.24
Authorize the Board of Directors to make purchases of ordianry shares/SDRs of GBP 0.005 in the Company (the purpose of
buyback being to achieve added value for the Company's
shareholders); and (ii) pursuant to Article 106(1) (b) of the
Companies Act (Cap.386 of the Laws of Malta) a company may
acquire any of its own shares otherwise than by subscription, provided inter alia authorization is given by an extraordinary resolution, which resolution will need to determine the terms and conditions of such acquisitions and in particular the maximum number of shares/SDR's to be acquired, the duration of the period for which the authorization is given and the maximum and
minimum consideration, in consideration of the aforementioned it is proposed: that the company, through its Board of Directors, be generally authorized to make purchases of ordinary shares/SDRs of GBP 0.005 each in its capital, subject to the following: (a) the maximum number of shares/SDR's that may be so acquired is
2,794,319; (b) the minimum price that may be paid for the
shares/SDR's is 1 SEK per share/SDR's exclusive of tax; (c) the maximum price that may be so paid be 1,000 SEK per
share/SDR's; and (d) the authority conferred by this resolution shall expire on the date of the 2010 AGM but not so as to
prejudice the completion of a purchase contracted before that date as specified
		Management	For	For
E.25
Authorize the Directors, at the AGM of the Company held on 25
APR 2007 the shareholders of the Company unanimously
resolved that the Directors be authorized and empowered in
accordance with Articles 85(2) and 88(7) of the Companies Act, for a period of 5 years from the date of the meeting, to issue and allot up to a maximum of 800,000 shares in the Company of a
nominal value of GBP 0.005 each solely for the purpose of issuing shares to holders and future holders of options under the Unibet
Group plc Executive Share Option Scheme, without first offering the said shares to existing Shareholders (the''2007 Authority''; (ii)
at a Board of Directors meeting held on 5 MAR 2009, the
Directors resolved to obtain authority to issue a maximum of
1,000,000 shares in the Company of a nominal value of GBP
0.005 each solely for the purpose of issuing shares to holders and future holders of options under the Unibet Group plc Executive
Share Option Scheme, without first offering the said shares to existing Shareholders and that if granted, the aforesaid authority would replace the 2007 Authority, in consideration of the
aforementioned it is proposed: that the Directors be and are hereby duly authorized and empowered in accordance with
Articles 85(2) and 88(7) of the Companies Act, with immediate effect, for a period of 5 years from the date of this resolution, to issue and allot up to a maximum of 1,000,000 shares, in the
Company of a nominal value of GBP 0.005 each solely for the
purpose of issuing shares to holders and future holders of options under the Unibet Group plc Executive Share Option Scheme,
		Management	For	For

without first offering the said shares to existing Shareholders, this resolution is being taken in terms and for the purposes of the approvals necessary in terms of the Companies Act and the
Articles of Association of the Company and shall, from the date of this resolution, replace the authorization granted by the
shareholders pursuant to Articles 85(2) and 88(7) of the
Companies Act on 25 April 2007

26.	Closing of the meeting.	Non-Voting

PLEASE NOTE THAT HOLDERS OF SWEDISH DEPOSITORY
RECEIPTS (SDR) OF UNIBET GROUP-PLS WHO WISH TO
VOTE AND/OR ATTEND THE MEETING MUST GIVE NOTICE
OF THIS BY COM-PLETING THE ENROLMENT FORM
AVAILABLE ON THE ISSUERS WEBSITE:
WWW.UNIBETGROUPPL-C.COM/AGM , NOTIFICATION TO
HOLDERS OF SWEDISH DEPOSITORY RECEIPTS IN UNIBET
G-ROUP PLC, NO LATER THAN 5PM CET ON FRIDAY 8TH OF
MAY, 2009
Non-Voting

PLEASE NOTE THAT SDR HOLDERS WHO WILL NOT ATTEND
THE MEETING IN PERSON MUST SE-ND THEIR ORIGINAL
SIGNED PROXY FORMS BY POST OR COURIER SO AS TO
ARRIVE AT UNI-BET GROUP PLC, WIMBLEDON BRIDGE
HOUSE, 1 HARTFIELD ROAD, LONDON SW19 3RU, UNIT-ED
KINGDOM NO LATER THAN 5PM CET ON WEDNESDAY THE
6TH OF MAY. PROXY FORMS ARE-AVAILABLE ON
WWW.UNIBETGROUPPLC.COM
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION
OF COMMENT. IF YOU HAVE A-LREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DEC-IDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

WILLIAM HILL PLC
Security	G9645P117	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	23-Mar-2009
ISIN	GB0031698896	Agenda	701831516 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Authorize the Directors for the purposes of Section 80 of the
Companies Act 1985 [the Act], in addition to any existing authority to allot relevant securities to the extent unused, to exercise all the powers of the Company to allot relevant securities in connection with the rights issue [as defined in the prospectus of the Company dated 27 FEB 2009 as specified] [within the meaning of that
Section] up to an aggregate nominal amount of GBP
34,790,711.70, representing approximately 50% of the existing issued share capital of the Company; [Authority expire on 26 FEB
2010]; [save that the Company may before such expiry make any offer or agreement which would or might require relevant
securities to be allotted after such expiry and the Directors may allot relevant securities pursuant to any such offer or agreement as if the authority conferred had not expired]; and pursuant to
Section 95 of the Act, in addition to all existing powers pursuant to that Section of the Act to the extent unused, to allot equity securities [as defined in Section 94[2] of the Act] of the Company for cash pursuant to the authority conferred by part [a] of this resolution for cash as if Section 89[1] of Act did not apply to any such allotment provided that this power shall be limited to the allotment of up to 347,907,117 ordinary shares of 10 pence each in connection with the rights issue [Authority expire on 26 FEB
2010],save that the Company may before such expiry make an
offer or agreement which would or might require equity securities to be allotted after such expiry and the Directors may allot equity securities in pursuance of such an offer or agreement as if the power conferred had not expired
		Management	For	For

WILLIAM HILL PLC
Security	G9645P117	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2009
ISIN	GB0031698896	Agenda	701892855 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Directors' report and accounts for the 52 weeks ended 30 DEC 2008	Management	For	For
2.	Approve the Directors' Remuneration Report	Management	For	For
3.	Re-elect Mr. David Edmonds as a Director, who offer themselves for re-election under the Company's Articles of Assocation	Management	For	For
4.	Re-elect Mr. Simon Lane as a Director, who offer themselves for re-election under the Company's Articles of Assocation	Management	For	For
5.	Elect Mr. Ashley Highfield as a Director appointed to the Board since the last AGM	Management	For	For
6.	Re-appoint Deloitte LLP as the Auditors of the Company unitl the conclusion of the next AGM of the Company at which accounts are laid
7.	Authorize the Directors to determine the remuneration of the Auditors of the Company
8.
Authorize the Directors, pursuant to Section 80 of the Companies
Act 1985, to allot relevant securities [within the meaning of Section
80] up to an aggregate nominal amount of GBP 23,195,162;
[Authority expires at the conclusion of the AGM of the Company after the date on which this resolution is passed]; and the
Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

9.
Authorize the Company and all the Companies that are the
Company's subsidiaries at any time during the period for which this resolution has effect to make donations to EU political organizations not exceeding EUR GBP 50,000 in total and to incur
EU political expenditure not exceeding GBP 50,000 in total during the period beginning with the date of the 2009 AGM and ending at the conclusion of the day on which the 2010 AGM is held, for the purposes of this Resolution, donations, EU political organizations and EU political expenditure have the meanings given to them in
Sections 363 to 365 of the Companies Act 2006

s.10
Authorize the Directors, subject to the passing of Resolution
Number 8 and pursuant to Section 95 of the Companies Act 1985
[the Act] , to allot equity securities [within the meaning of Section
94[2] to Section 94[3A] of the Act] for cash pursuant to the authority conferred by Resolution Number 8, disapplying the
statutory pre-emption rights [Section 89[1]], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue in favor of ordinary shareholders; b)
up to an aggregate nominal amount of GBP 3,479,274; [Authority expires the earlier of the conclusion of the next AGM of the
Company after the date of which this resolution is passed]; and
the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
s.11
Authorize the Company, for the purpose of Section 166 of the
Companies Act 1985, to make market purchases [within the
meaning of Section 163[3]of the Companies Act 1985] of up to
69,585,488 ordinary shares of 10 pence each in the capital of the
Company, [representing 10% of the Company's issued ordinary
share capital], at a minimum price of 10 pence and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2010];
the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
		Management	For	For
s.12
Approve and adopted the new Articles of Association produced to the AGM and initialed by the Chairman of the Meeting for the purpose of identification as the Articles of Association of the
Company in substitution for, and to the exclusion of, the existing
Articles of Association
		Management	For	For
s.13	Approve that a general meeting of the Company, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For

Market Vectors Environmental Services ETF

ALLIED WASTE INDUSTRIES, INC.
Security		019589308	Meeting Type	Special
Ticker Symbol		AW	Meeting Date	14-Nov-2008
ISIN		US0195893088	Agenda	932964489 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Approve Merger Agreement		Management	For	For
02	Approve Motion to Adjourn Meeting		Management	For	For

AMERICAN ECOLOGY CORPORATION
Security		025533407	Meeting Type	Annual
Ticker Symbol		ECOL	Meeting Date	12-May-2009
ISIN		US0255334072	Agenda	933026672 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	VICTOR J. BARNHART		For	For
	2	JOE F. COLVIN		For	For
	3	ROY C. ELIFF		For	For
	4	EDWARD F. HEIL		For	For
	5	JEFFREY S. MERRIFIELD		For	For
	6	JOHN W. POLING		For	For
	7	STEPHEN A. ROMANO		For	For
02	Ratify Appointment of Independent Auditors		Management	For	For

CALGON CARBON CORPORATION
Security		129603106	Meeting Type	Annual
Ticker Symbol		CCC	Meeting Date	30-Apr-2009
ISIN		US1296031065	Agenda	933032411 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	WILLIAM R. NEWLIN		For	For
	2	JOHN S. STANIK		For	For
	3	WILLIAM J. LYONS		For	For
02	Ratify Appointment of Independent Auditors		Management	For	For

CASELLA WASTE SYSTEMS, INC.
Security		147448104	Meeting Type	Annual
Ticker Symbol		CWST	Meeting Date	14-Oct-2008
ISIN		US1474481041	Agenda	932953828 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	JAMES W. BOHLIG*		For	For
	2	GREGORY B. PETERS*		For	For
	3	JOSEPH G. DOODY*		For	For
	4	MICHAEL K. BURKE**		For	For
02	Approve Stock Compensation Plan		Management	For	For
03	Ratify Appointment of Independent Auditors		Management	For	For

CLEAN HARBORS, INC.
Security		184496107	Meeting Type	Annual
Ticker Symbol		CLH	Meeting Date	11-May-2009
ISIN		US1844961078	Agenda	933054481 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	ALAN S. MCKIM		For	For
	2	JOHN T. PRESTON		For	For
	3	LORNE R. WAXLAX		For	For
02	Approve Stock Compensation Plan		Management	For	For

COVANTA HOLDING CORPORATION
Security		22282E102	Meeting Type	Annual
Ticker Symbol		CVA	Meeting Date	07-May-2009
ISIN		US22282E1029	Agenda	933035760 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	DAVID M. BARSE		For	For
	2	RONALD J. BROGLIO		For	For
	3	PETER C.B. BYNOE		For	For
	4	LINDA J. FISHER		For	For
	5	JOSEPH M. HOLSTEN		For	For
	6	RICHARD L. HUBER		For	For
	7	ANTHONY J. ORLANDO		For	For
	8	WILLIAM C. PATE		For	For
	9	ROBERT S. SILBERMAN		For	For
	10	JEAN SMITH		For	For
	11	CLAYTON YEUTTER		For	For
	12	SAMUEL ZELL		For	For
02	Amend Stock Option Plan		Management	For	For
03	Ratify Appointment of Independent Auditors		Management	For	For

DARLING INTERNATIONAL INC.
Security		237266101	Meeting Type	Annual
Ticker Symbol		DAR	Meeting Date	12-May-2009
ISIN		US2372661015	Agenda	933042789 - Management
Item	Proposal		Type	Vote	For/Against Management
1A	Election of Directors (Majority Voting)		Management	For	For
1B	Election of Directors (Majority Voting)		Management	For	For
1C	Election of Directors (Majority Voting)		Management	For	For
1D	Election of Directors (Majority Voting)		Management	For	For
1E	Election of Directors (Majority Voting)		Management	For	For
1F	Election of Directors (Majority Voting)		Management	For	For
1G	Election of Directors (Majority Voting)		Management	For	For
02	Ratify Appointment of Independent Auditors		Management	For	For

FUEL TECH INC.
Security		359523107	Meeting Type	Annual
Ticker Symbol		FTEK	Meeting Date	21-May-2009
ISIN		US3595231073	Agenda	933062224 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	DOUGLAS G. BAILEY		For	For
	2	RALPH E. BAILEY		For	For
	3	MIGUEL ESPINOSA		For	For
	4	CHARLES W. GRINNELL		For	For
	5	THOMAS L. JONES		For	For
	6	JOHN D. MORROW		For	For
	7	JOHN F. NORRIS JR.		For	For
	8	THOMAS S. SHAW, JR.		For	For
	9	DELBERT L. WILLIAMSON		For	For
02	Ratify Appointment of Independent Auditors		Management	For	For

LAYNE CHRISTENSEN COMPANY
Security		521050104	Meeting Type	Annual
Ticker Symbol		LAYN	Meeting Date	03-Jun-2009
ISIN		US5210501046	Agenda	933084078 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	DAVID A.B. BROWN		For	For
	2	NELSON OBUS		For	For
	3	J. SAMUEL BUTLER		For	For
	4	JEFFREY J. REYNOLDS		For	For
	5	ROBERT R. GILMORE		For	For
	6	RENE J. ROBICHAUD		For	For
	7	ANTHONY B. HELFET		For	For
	8	ANDREW B. SCHMITT		For	For
02	Approve Charter Amendment		Management	For	For
03	Amend Stock Compensation Plan		Management	For	For
04	Ratify Appointment of Independent Auditors		Management	For	For

METALICO, INC.
Security		591176102	Meeting Type	Annual
Ticker Symbol		MEA	Meeting Date	23-Jun-2009
ISIN		US5911761022	Agenda	933087579 - Management
Item	Proposal		Type	Vote	For/Against Management
1A	Election of Directors (Majority Voting)		Management	For	For
1B	Election of Directors (Majority Voting)		Management	For	For
1C	Election of Directors (Majority Voting)		Management	For	For
1D	Election of Directors (Majority Voting)		Management	For	For
1E	Election of Directors (Majority Voting)		Management	For	For
1F	Election of Directors (Majority Voting)		Management	For	For
02	Ratify Appointment of Independent Auditors		Management	For	For
03	Stock Issuance		Management	For	For
04	Transact Other Business		Management	For	For

NALCO HOLDING COMPANY
Security		62985Q101	Meeting Type	Annual
Ticker Symbol		NLC	Meeting Date	01-May-2009
ISIN		US62985Q1013	Agenda	933012887 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	J. ERIK FYRWALD		For	For
	2	RICHARD B. MARCHESE		For	For
	3	PAUL J. NORRIS		For	For
02	Ratify Appointment of Independent Auditors		Management	For	For

NEWPARK RESOURCES, INC.
Security		651718504	Meeting Type	Annual
Ticker Symbol		NR	Meeting Date	10-Jun-2009
ISIN		US6517185046	Agenda	933072554 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	DAVID C. ANDERSON		For	For
	2	JERRY W. BOX		For	For
	3	G. STEPHEN FINLEY		For	For
	4	PAUL L. HOWES		For	For
	5	JAMES W. MCFARLAND		For	For
	6	GARY L. WARREN		For	For
2	Amend Stock Compensation Plan		Management	For	For
3	Ratify Appointment of Independent Auditors		Management	For	For

RENTECH, INC.
Security		760112102	Meeting Type	Annual
Ticker Symbol		RTK	Meeting Date	18-May-2009
ISIN		US7601121020	Agenda	933054669 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	D. HUNT RAMSBOTTOM		For	For
	2	HALBERT S. WASHBURN		For	For
02	Approve Stock Compensation Plan		Management	For	For
03	Approve Charter Amendment		Management	For	For
04	Ratify Appointment of Independent Auditors		Management	For	For

REPUBLIC SERVICES, INC.
Security		760759100	Meeting Type	Special
Ticker Symbol		RSG	Meeting Date	14-Nov-2008
ISIN		US7607591002	Agenda	932964035 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Stock Issuance		Management	For	For
02	Approve Motion to Adjourn Meeting		Management	For	For

REPUBLIC SERVICES, INC.
Security		760759100	Meeting Type	Annual
Ticker Symbol		RSG	Meeting Date	14-May-2009
ISIN		US7607591002	Agenda	933032461 - Management
Item	Proposal		Type	Vote	For/Against Management
1	Election of Directors		Management
	1	JAMES E. O'CONNOR		For	For
	2	JOHN W. CROGHAN		For	For
	3	JAMES W. CROWNOVER		For	For
	4	WILLIAM J. FLYNN		For	For
	5	DAVID I. FOLEY		For	For
	6	NOLAN LEHMANN		For	For
	7	W. LEE NUTTER		For	For
	8	RAMON A. RODRIGUEZ		For	For
	9	ALLAN C. SORENSEN		For	For
	10	JOHN M. TRANI		For	For
	11	MICHAEL W. WICKHAM		For	For
2	Ratify Appointment of Independent Auditors		Management	For	For
3	Approve Stock Compensation Plan		Management	For	For
4	Adopt Employee Stock Purchase Plan		Management	For	For

STERICYCLE, INC.
Security		858912108	Meeting Type	Annual
Ticker Symbol		SRCL	Meeting Date	28-May-2009
ISIN		US8589121081	Agenda	933051029 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	MARK C. MILLER		For	For
	2	JACK W. SCHULER		For	For
	3	THOMAS D. BROWN		For	For
	4	ROD F. DAMMEYER		For	For
	5	WILLIAM K. HALL		For	For
	6	JONATHAN T. LORD, M.D.		For	For
	7	JOHN PATIENCE		For	For
	8	RONALD G. SPAETH		For	For
02	Ratify Appointment of Independent Auditors		Management	For	For

TETRA TECH, INC.
Security		88162G103	Meeting Type	Annual
Ticker Symbol		TTEK	Meeting Date	26-Feb-2009
ISIN		US88162G1031	Agenda	932990472 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	DAN L. BATRACK		For	For
	2	HUGH M. GRANT		For	For
	3	PATRICK C. HADEN		For	For
	4	J. CHRISTOPHER LEWIS		For	For
	5	ALBERT E. SMITH		For	For
	6	J. KENNETH THOMPSON		For	For
	7	RICHARD H. TRULY		For	For
02	Authorize Common Stock Increase		Management	For	For
03	Amend Stock Compensation Plan		Management	For	For
04	Amend Stock Compensation Plan		Management	For	For
05	Ratify Appointment of Independent Auditors		Management	For	For

THE SHAW GROUP INC.
Security		820280105	Meeting Type	Annual
Ticker Symbol		SGR	Meeting Date	28-Jan-2009
ISIN		US8202801051	Agenda	932987336 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	J.M. BERNHARD, JR.		For	For
	2	JAMES F. BARKER		For	For
	3	THOS. E. CAPPS		For	For
	4	DANIEL A. HOFFLER		For	For
	5	DAVID W. HOYLE		For	For
	6	MICHAEL J. MANCUSO		For	For
	7	ALBERT D. MCALISTER		For	For
02	Adopt Employee Stock Purchase Plan		Management	For	For
03	Ratify Appointment of Independent Auditors		Management	For	For
04	S/H Proposal - Declassify Board		Shareholder	Against	For
05	Transact Other Business		Management	For	For

VEOLIA ENVIRONNEMENT
Security		92334N103	Meeting Type	Annual
Ticker Symbol		VE	Meeting Date	07-May-2009
ISIN		US92334N1037	Agenda	933056245 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Approve Financial Statements, Allocation of Income, and Discharge Directors		Management	For	For
02	Receive Consolidated Financial Statements		Management	For	For
03	Miscellaneous Corporate Governance		Management	For	For
04	Approve Allocation of Dividends on Shares Held By Company		Management	For	For
05	Approve Allocation of Dividends on Shares Held By Company		Management	For	For
06	Approve Article Amendments		Management	For	For
07	Miscellaneous Corporate Governance		Management	For	For
08	Miscellaneous Corporate Governance		Management	For	For
09	Miscellaneous Corporate Governance		Management	For	For
10	Miscellaneous Corporate Governance		Management	For	For
11	Miscellaneous Corporate Governance		Management	For	For
12	Miscellaneous Corporate Governance		Management	For	For
13	Miscellaneous Corporate Governance		Management	For	For
14	Miscellaneous Corporate Governance		Management	For	For
15	Miscellaneous Corporate Governance		Management	For	For
16	Increase Share Capital		Management	For	For
17	Stock Issuance		Management	For	For
18	Miscellaneous Corporate Governance		Management	For	For
19	Approve Article Amendments		Management	For	For
20	Miscellaneous Corporate Governance		Management	For	For

WASTE CONNECTIONS, INC.
Security		941053100	Meeting Type	Annual
Ticker Symbol		WCN	Meeting Date	14-May-2009
ISIN		US9410531001	Agenda	933029349 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	MICHAEL W. HARLAN		For	For
	2	WILLIAM J. RAZZOUK		For	For
02	Ratify Appointment of Independent Auditors		Management	For	For

WASTE MANAGEMENT, INC.
Security		94106L109	Meeting Type	Annual
Ticker Symbol		WMI	Meeting Date	08-May-2009
ISIN		US94106L1098	Agenda	933026115 - Management
Item	Proposal		Type	Vote	For/Against Management
1A	Election of Directors (Majority Voting)		Management	For	For
1B	Election of Directors (Majority Voting)		Management	For	For
1C	Election of Directors (Majority Voting)		Management	For	For
1D	Election of Directors (Majority Voting)		Management	For	For
1E	Election of Directors (Majority Voting)		Management	For	For
1F	Election of Directors (Majority Voting)		Management	For	For
1G	Election of Directors (Majority Voting)		Management	For	For
1H	Election of Directors (Majority Voting)		Management	For	For
02	Ratify Appointment of Independent Auditors		Management	For	For
03	Amend Employee Stock Purchase Plan		Management	For	For
04	Approve Stock Compensation Plan		Management	For	For
05	S/H Proposal - Report on Charitable Contributions		Shareholder	For	Against
06	S/H Proposal - Election of Directors By Majority Vote		Shareholder	Against	For

WASTE SERVICES, INC.
Security		941075202	Meeting Type	Annual
Ticker Symbol		WSII	Meeting Date	23-Jun-2009
ISIN		US9410752029	Agenda	933078861 - Management
Item	Proposal		Type	Vote	For/Against Management
01	Election of Directors		Management
	1	MICHAEL H. DEGROOTE		For	For
	2	WALLACE L. TIMMENY		For	For
	3	MICHAEL J. VERROCHI		For	For